Annual Report                TIFF


                                          Investment
           December 31, 1998              Program      Investment
                                                       management


                                                       for
                                                       foundations

                               February 22, 1999

Dear TIP Member:

     We are pleased to present the Annual Report to Members of the TIFF Investment Program, Inc. (TIP).

     As you know, TIP is a family of multi-manager, commingled funds open exclusively to 501(c)(3) organizations. TIP administers six Funds at present:
Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of TIP's Funds enable member foundations to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIP responsibility for the all-important task of asset allocation.

     We are very gratified by the favorable reception that TIP has received from the not-for-profit community. We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIP and would welcome the opportunity to discuss this exciting initiative with other eligible investors.

     For further information about the TIFF Investment Program, please call us at 804-817-8200.

                                    Sincerely,


                                    David A. Salem
                                    President

                                    Contents

TIFF Multi-Asset Fund
   Performance Graph.......................................................    1
   Schedule of Investments.................................................    2

TIFF International Equity Fund
   Performance Graph.......................................................    8
   Schedule of Investments.................................................    9

TIFF Emerging Markets Fund
   Performance Graph.......................................................   15
   Schedule of Investments.................................................   16

TIFF U.S. Equity Fund
   Performance Graph.......................................................   22
   Schedule of Investments.................................................   23

TIFF Bond Fund
   Performance Graph.......................................................   27
   Schedule of Investments.................................................   28

TIFF Short-Term Fund
   Performance Graph.......................................................   32
   Schedule of Investments.................................................   33

Statement of Assets and Liabilities........................................   35

Statement of Operations....................................................   37

Statement of Changes in Net Assets.........................................   39

Financial Highlights.......................................................   42

Notes to Financial Statements..............................................   48

Report of Independent Accountants..........................................   60

 TIFF Multi-Asset Fund                                       December 31, 1998

                              [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
Comparison of Change in Value of $100,000 Investment in TIFF Multi-Asset Fund
                   and the Multi-Asset Constructed Indexx**

--------------------------------------------------------
Past performance is not predictive of future performance
--------------------------------------------------------

                  TIFF Multi-Asset Fund         Multi-Asset Constructed Index**
*3/31/95                  100000                            100000
 4/28/95                  101500                            102416
 5/31/95                  103100                            104093
 6/30/95                  103700                            104622
 7/31/95                  106852                            107944
 8/31/95                  107255                            106923
 9/29/95                  109066                            109138
 10/31/95                 108563                            108064
 11/30/95                 110575                            110922
 12/29/95                 113873                            113549
 1/31/96                  115718                            115210
 2/29/96                  116948                            115731
 3/29/96                  119100                            117049
 4/30/96                  122483                            119280
 5/31/96                  124226                            119798
 6/28/96                  122893                            119769
 7/31/96                  118795                            116926
 8/30/96                  121059                            118534
 9/30/96                  124147                            121578
 10/31/96                 125794                            122695
 11/29/96                 129626                            126995
 12/31/96                 130630                            126256
 1/31/97                  133772                            127375
 2/28/97                  133555                            128059
 3/31/97                  130630                            126520
 4/30/97                  130955                            128415
 5/30/97                  137237                            134408
 6/30/97                  140053                            138857
 7/31/97                  144721                            143566
 8/29/97                  143303                            138587
 9/30/97                  148865                            144434
 10/31/97                 141231                            138987
 11/28/97                 137634                            138811
 12/31/97                 137789                            140331
 1/30/98                  136368                            142030
 2/27/98                  141576                            147812
 3/31/98                  147021                            151997
 4/30/98                  149980                            153886
 5/29/98                  148086                            151813
 6/30/98                  146666                            153091
 7/31/98                  143926                            151889
 8/31/98                  127921                            139326
 9/30/98                  129713                            145115
 10/30/98                 133655                            152249
 11/30/98                 136355                            157092
 12/31/98                 138217                            161066

* Commencement of operations.
--------------------------------------------------------------------------------

Policy Considerations: The Fund is designed as a core vehicle for that portion of an endowment committed to marketable securities. Its objective is to produce a five percent inflation-adjusted return with sufficient consistency to induce its holders to "stay the course": to adhere to investment policies that comport better with their goal of preserving purchasing power than do policies that place more emphasis on avoiding short-term embarrassment. The Fund seeks to outperform its benchmark through three means: (1) active security selection within asset class segments, (2) occasional shifting of assets among these segments, and (3) judicious use of other commingled investment vehicles.

Performance Evaluation: The Multi-Asset Fund has achieved its primary objective of producing an inflation-adjusted annualized return exceeding five percent since inception, but in 1998 the Fund underperformed CPI+5% as well as the Constructed Index that reflects its normal segment weights. This underperformance is attributable primarily to manager strategy and tactics, the most material being individual security selection. The market environment during the 12 months ending December 31 was unusually inhospitable to two of the Fund's managers in particular (Bee and Harding, Loevner). Three of the Fund's other managers also encountered difficulties during the 12 months in question. The Fund's resource-related specialist (Wellington) underperformed its benchmark, due largely to its decision to underweight certain megacap stocks whose weights in its benchmark have soared due to their strong relative performance (e.g., Royal Dutch Petroleum, Exxon). Canyon Partners produced very disappointing returns during 1998 (-13.0%), due primarily to losses on distressed securities (including non-US issues) whose downside risk proved greater than Canyon's ex ante analysis indicated. Finally, distressed securities specialist Daystar also had a bad year: it did very little trading, but widening credit quality spreads and a liquidity drought caused its portfolio to fall sharply during the late summer. Daystar's portfolio regained some lost ground during 4Q 1998, but finished the year down 18.8%.

Investment Performance (For Periods Ended December 31, 1998)

                                           Total Return***
                           ----------------------------------------------
                            Year   Cumulative Since    Annualized Since
                            Ended Inception (3/31/95) Inception (3/31/95)
                           ----------------------------------------------
   TIFF Multi-Asset Fund     0.2%        38.2%                9.0%
   Multi-Asset Constructed
    Index**                 14.8%        61.1%               13.5%

** 25% Wilshire 5000; 30% MSCI All Country World ex US Index; 15% Merrill Lynch
   Treasury Bill Index + 5% per annum; 10% MSCI Global Resource-Related Index; 15% Lehman Aggregate Bond Index; and 5% Lehman Majors ex US Bond Index
***Total return includes the effects of entry/exit fees received by the Fund.

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1998


  Number
 of Shares                                           Value +


           Long Term Investments -- 81.6%
           Common Stocks -- 38.3%
           U.S. Common Stocks -- 13.4%
           Aerospace -- 0.4%
  25,000   AlliedSignal, Inc.                        $1,107,812
                                                   ------------
           Agricultural Biotech -- 0.7%
  25,000   Air Products & Chemicals, Inc.             1,000,000
  20,000   Monsanto Co.                                 950,000
                                                   ------------
                                                      1,950,000
                                                   ------------
           Bank -- 0.1%
   9,685   National Westminster                         258,468
                                                   ------------
           Chemicals -- 0.1%
  25,000   Wellman, Inc.                                254,688
                                                   ------------
           Circuits -- 0.4%
   9,000   Intel Corp.                                1,067,062
                                                   ------------
           Computer -- 0.1%
  25,000   Aspen Technologies, Inc.*                    362,500
                                                   ------------
           Construction -- 0.9%
  30,000   Baker Hughes, Inc.                           530,625
  43,000   Dover Corp.                                1,574,875
  25,800   J. Ray McDermott, SA*                        630,488
                                                   ------------
                                                      2,735,988
                                                   ------------
           Cosmetics -- 0.6%
  20,000   Colgate-Palmolive Co.                      1,857,500
                                                   ------------
           Diversifed Minerals -- 0.2%
   8,100   Cleveland-Cliffs Inc.                        326,531
  15,000   Glamis Gold Ltd.                              28,125
  15,000   Golden Star Resources Ltd.                    15,937
  72,400   Resolute Ltd.                                 50,680
  48,300   TVX Gold, Inc.                                84,525
                                                   ------------
                                                        505,798
                                                   ------------
           Financial -- 1.1%
  85,646   Allied Capital Corp.                       1,482,746
  22,000   Federal National Mortgage Association      1,628,000
                                                   ------------
                                                      3,110,746
                                                   ------------
           Foods -- 0.4%
  12,000   Wrigley (WM.) Jr. Co.                      1,074,750
                                                   ------------
           Forestry -- 0.4%
  23,000   Weyerhaeuser Co.                           1,168,687
                                                   ------------
           Health Care -- 0.3%
  20,000   Quintiles Transnational Corp.*             1,067,500
                                                   ------------
           Insurance -- 0.4%
  12,000   American International Group               1,159,500
                                                   ------------
           Machines -- 1.8%
  28,000   Deere & Co.                                  927,500
  70,000   KLA-Tencor Corp.*                          3,036,250
  70,000   Thermo Electron Corp.*                     1,185,625
                                                   ------------
                                                      5,149,375
                                                   ------------
           Medical Supplies -- 0.6%
  30,000   Baxter International, Inc.                 1,929,375
                                                   ------------

  Number
 of Shares                                                     Value +

           Metals -- 1.7%
  11,500   Aluminum Company of America (Alcoa)*                  $857,469
  20,000   Anadarko Petroleum Corp.                               617,500
  16,600   EASCO, Inc.                                            128,650
  11,000   Kerr-McGee Corp.                                       420,750
   9,400   Phelps Dodge Corp.                                     478,225
  80,000   Santa Fe Energy Resources, Inc.*                       590,000
  25,000   Stillwater Mining Co.                                1,025,000
  17,100   Vastar Resources, Inc.                                 738,506
                                                             ------------
                                                                4,856,100
                                                             ------------
           Mining -- 0.4%
  20,000   Freeport-McMoRan*                                      208,750
  60,200   Freeport-McMoRan Copper & Gold, Inc. - Class A*        583,188
  30,000   Newmont Mining Corp.                                   541,875
                                                             ------------
                                                                1,333,813
                                                             ------------
           Oil/Gas Exploration -- 0.8%
  17,100   BJ Services Co.*                                       267,187
  19,600   Enron Oil & Gas Co.                                    338,100
  27,000   Schlumberger, Ltd.                                   1,245,375
  17,500   USX-Marathon Group, Inc.                               527,187
                                                             ------------
                                                                2,377,849
                                                             ------------
           Oil/Gas Services -- 0.6%
   3,700   Chevron Corp.                                          306,869
  20,000   Exxon Corp.                                          1,462,500
                                                             ------------
                                                                1,769,369
                                                             ------------
           Paper/Forest Products -- 0.4%
  32,000   Willamette Industries, Inc.                          1,072,000
                                                             ------------
           Pharmaceutical -- 0.6%
  15,000   Pfizer, Inc.                                         1,881,562
                                                             ------------
           Railroad -- 0.3%
  45,000   Wisconsin Central Transportation Corp.*                773,437
                                                             ------------
           Textiles, Clothing & Fabrics -- 0.1%
  12,700   Weatherford International*                             246,063
                                                             ------------
           Total U.S. Common Stocks
            (Cost $40,010,984)                                 39,069,942
                                                             ------------
           Foreign Common Stocks -- 24.9%
           Argentina -- 0.6%
  48,960   Quilmes Industrial SA                                  440,640
  43,200   YPF-Sociedad Anonima - ADR                           1,206,900
                                                             ------------
                                                                1,647,540
                                                             ------------
           Bermuda -- 0.3%
  17,000   PartnerRe Ltd.                                         777,750
                                                             ------------
           Brazil -- 0.2%
  34,500   Cia Vale Do Rio Doce - ADR*                            442,600
                                                             ------------
           Canada -- 2.1%
  30,000   Alberta Energy Company Ltd.                            644,556
  70,000   Barrick Gold Corp.                                   1,365,000
  50,000   Canadian Occidental Petroleum Ltd.                     521,875

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1998

  Number
 of Shares                                                  Value +

    26,400 Euro-Nevada Mining Corp.                           $429,705
    29,100 Imperial Oil Ltd. (Foreign Shares)*                 468,162
    45,000 PanCanadian Petroleum Ltd.                          506,853
    75,300 Petro Canada                                        796,659
    60,000 Placer Dome, Inc.                                   690,000
   428,569 Queenstake Resources, Ltd.*(c)                      161,903
    31,700 Talisman Energy, Inc.*                              554,750
                                                          ------------
                                                             6,139,463
                                                          ------------
           France -- 1.3%
    18,000 BIC                                                 998,443
    31,500 Financiere et Industrielle Gaz et Eaux*           1,674,003
    20,000 Total SA - ADR                                      995,000
                                                          ------------
                                                             3,667,446
                                                          ------------
           Germany -- 0.7%
     2,000 Allianz AG                                          732,878
    51,500 Rinol AG                                          1,343,559
                                                          ------------
                                                             2,076,437
                                                          ------------
           Ghana -- 0.3%
   101,695 Ashanti Goldfields Co., Ltd. - GDR                  953,391
                                                          ------------
           Hong Kong -- 1.9%
 4,839,704 Hung Hing Printing Group                          1,889,802
   225,000 Hutchison Whampoa Ltd.                            1,590,152
   765,000 Jardine Strategic Holdings Ltd.*                  1,109,250
   400,000 Johnson Electric Holdings                         1,027,508
                                                          ------------
                                                             5,616,712
                                                          ------------
           Indonesia -- 0.0%+++
   942,500 PT Davomas Abadi*                                    48,333
                                                          ------------
           Ireland -- 0.3%
    50,000 CBT Group plc - ADR *                               743,750
                                                          ------------
           Italy -- 0.2%
    55,000 Luxottica Group SpA - ADR                           660,000
                                                          ------------
           Japan -- 0.5%
     8,500 Hirose Electronics Co., Ltd.                        596,319
   150,000 Mitsubishi Corp.                                    864,745
                                                          ------------
                                                             1,461,064
                                                          ------------
           Malaysia -- 0.0%+++
    67,037 Ramatex Berhad(b)(c)                                 51,372
                                                          ------------
           Mexico -- 0.3%
   500,000 Desc Sociedad de Fomento Industrial SA de CV        419,828
   125,000 Kimberly Clark de Mexico SA de CV                   394,537
                                                          ------------
                                                               814,365
                                                          ------------
           Netherlands -- 1.7%
    35,000 Royal Dutch Petroleum Co. -
            NY Shares                                        1,675,625
    31,540 Van Melle NV                                      2,132,329
     6,000 Wolters Kluwer CVA                                1,283,364
                                                          ------------
                                                             5,091,318
                                                          ------------
           Norway -- 1.5%
    75,550 Kverneland Gruppen ASA                            1,854,900
    30,000 Norsk Hydro ASA - ADR                             1,025,625
   580,000 Norsk Lotteridrift ASA*                           1,523,009
                                                          ------------
                                                             4,403,534
                                                          ------------

 Number
of Shares                                               Value +

           Peru -- 0.1%
   20,000  Minas Buenaventura - ADR                       $260,000
                                                      ------------
           Portugal -- 0.8%
   68,700  Investec Consultadoria International*         2,366,052
                                                      ------------
           Singapore -- 1.1%
2,850,000  Electronic Resources Ltd.                     2,593,267
   55,500  Singapore Press Holdings                        606,005
                                                      ------------
                                                         3,199,272
                                                      ------------
           South Africa -- 0.3%
   55,000  De Beers Consolidated Mines -ADR                701,250
  140,000  LibLife Strategic Investments Ltd.              327,492
                                                      ------------
                                                         1,028,742
                                                      ------------
           Spain -- 0.4%
   20,000  Repsol SA - ADR                               1,092,500
                                                      ------------
           Sweden -- 2.7%
  175,000  Bure Investment AB                            2,490,255
   32,000  Investor AB - Class B                         1,449,236
  155,450  IRO AB                                        1,577,294
  166,000  Nobel Biocare AB (144A)(a)                    2,259,481
                                                      ------------
                                                         7,776,266
                                                      ------------
           Switzerland -- 3.1%
    4,500  ABB AG Namen                                  1,055,738
   12,000  Nestle SA - ADR                               1,306,171
    7,750  Selecta Group                                 2,145,719
    2,000  Societe Generale de Surveillance - Class R      472,131
    2,000  Stratec Holding AG - Class B                  2,768,670
    1,938  Union Bank of Switzerland AG*                   595,873
    1,000  Zuerich Allied AG*                              740,984
                                                      ------------
                                                         9,085,286
                                                      ------------
           Thailand -- 0.5%
   70,000  The Siam Cement Co., Ltd.*                    1,591,172
                                                      ------------
           United Kingdom -- 4.0%
  325,500  Billiton plc(c)                                 645,974
   35,000  British Steel plc - ADR                         511,875
  222,150  JBA Holdings plc                                683,949
  700,000  McBride plc                                   1,164,940
   80,000  Pearson plc                                   1,588,312
  200,000  Rentokil Initial plc                          1,507,765
  125,900  Rio Tinto plc                                 1,464,564
   28,000  Shell Transport & Trading Co. plc             1,041,250
  720,000  Victrex plc                                   2,048,963
  150,000  WPP Group plc                                   913,022
                                                      ------------
                                                        11,570,614
                                                      ------------
           Total Foreign Common Stocks
            (Cost $77,902,884)                          72,564,979
                                                      ------------
           Total Common Stocks
            (Cost $117,913,868)                        111,634,921
                                                      ------------

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1998

 Principal                                           Interest Maturity
  Amount                                               Rate     Date   Value +
           Fixed Income Securities -- 17.2%
           Asset-Backed Securities -- 2.8%
 $485,000  Advanta Credit Card Master Trust (FRN),
            Ser. 1995-F, Class A2                     5.726%    8/1/03 $485,131
  430,000  American Express Master Trust (FRN),
            Ser. 1996-2, Class A                      5.656%   8/15/02  429,101
   39,867  Amerus Home Equity Loan Trust, Ser.
            1997-1, Class A1                          5.772%  10/15/03   39,803
  480,000  AT&T Universal Card Trust (FRN),
            Ser. 1996-3, Class A                      5.600%   9/17/03  479,112
  445,000  BA Master Credit Card Trust, Ser. 1997-
            A, Class A                                5.646%   7/15/04  443,425
  350,000  Chase Credit Card Master Trust (FRN),
            Ser. 1998-6, Class A                      5.309%   9/15/04  350,070
  480,000  Citibank Credit Card Master Trust
            (FRN),
            Ser. 1996-5, Class A                      5.605%   9/15/05  477,466
  165,877  Contimortgage Home Equity Loan Trust,
            Ser. 1997-4, Class A2                     6.270%   2/15/12  165,611
  270,676  Countrywide Funding (FRN), Ser. 1997-2,
            Class A                                   5.928%   5/25/27  268,202
  324,878  Countrywide Home Equity Loan (FRN),
            Ser. 1997-C, Class A                      5.836%   9/15/22  323,920
  416,735  Countrywide Home Equity Trust (FRN),
            Ser. 1998-A, Class A                      5.846%   3/15/24  416,735
  445,000  Discover Card Master Trust I, Ser.
            1997-1, Class A                           5.368%   2/16/05  443,002
  470,000  Discover Card Master Trust (FRN),
            Ser. 1996-1, Class A                      5.705%   7/16/03  469,878
  420,000  Discover Card Trust,
            Ser. 1997-2, Class A                      6.792%   4/16/10  423,776
  350,000  EQCC Home Equity Loan Trust, Ser. 1998-
            4, Class A1F                              5.984%   1/15/29  350,105
  470,000  First USA Credit Card Trust (FRN),
            Ser. 1995-5, Class A                      5.730%   4/15/03  470,009
  510,000  First USA Credit Card Trust (FRN),
            Ser. 1996-2, Class A                      5.726%   2/10/06  508,766
  333,100  Merrill Lynch Home Equity Loan (FRN),
            Ser. 1997-1, Class A                      5.624%   9/25/27  332,790
  480,000  People's Bank Credit Card Trust (FRN),
            Ser. 1997-1, Class A                      5.807%  10/15/04  478,704
  164,980  Premier Auto Trust,
            Ser. 1996-3, Class A3                     6.500%   3/06/00  165,342
       15  Premier Auto Trust,
            Ser. 1997-1, Class A2                     5.900%   4/06/00       15
  470,000  Providian Master Trust (FRN), Ser.
            1997-3, Class A                           5.646%  12/15/05  469,126

 Principal                                          Interest Maturity
  Amount                                              Rate     Date    Value +
  $264,239 Structured Asset Securities Corp.
            (144A) (FRN),
            Ser. 1998-C2A,
            Class A(a)                                 5.8%  12/25/00  $264,319
                                                                      ---------
           Total Asset-Backed Securities
            (Cost $8,273,658)                                         8,254,408
                                                                      ---------
           Corporate Obligations -- 6.7%
   195,000 ABN-AMRO                                  7.125%  10/15/93   198,024
   103,712 American Airlines,
            Ser. 1991-A, Class A-1                   9.710%   1/02/07   114,643
   160,000 Amerus Life Holdings Inc.                 6.950%   6/15/05   161,021
   255,000 Associates Corp. NA                       5.750%  11/01/03   256,821
   135,000 Associates Corp. NA                       5.875%   7/15/02   136,658
   165,000 Banc One Corp.                            7.250%   8/01/02   173,594
   195,000 Bayerische Landesbank                     5.875%  12/01/08   197,543
   220,000 Cendant Corp.                             7.500%  12/01/00   221,828
   335,000 Chrysler Financial Corp. (FRN)            5.247%   5/11/00   334,296
   330,000 CIT Group Inc.                            5.910%  11/10/03   332,280
   195,000 Citicorp Notes                            6.375%  11/15/08   202,293
   350,000 Citicorp (FRN)                            5.930%   8/10/00   349,825
   100,000 Comdisco Inc.                             6.130%   8/01/01    99,457
   245,000 Comdisco Inc.                             6.380%   6/25/01   245,475
   360,000 Continental Airlines                      6.541%   3/15/08   363,535
   175,000 Continental Airlines Pass Through
            Certificates,
            Ser. 1998-3                              7.080%  11/01/04   174,302
   200,000 Countrywide Funding (FRN)                 5.570%   8/28/00   199,830
   250,000 Countrywide Home Loans Inc. (MTN)         5.620%  10/16/00   249,188
   465,000 Cummins Engine Co., Inc.                  5.650%   3/01/98   330,893
   215,000 Developers Diversified Realty Corp.       6.840%  12/16/04   208,399
   200,000 Duke Capital Corp.                        6.750%   7/15/18   209,106
   200,000 Enron Corp.                               6.725%  11/17/08   202,750
   265,000 ERAC USA Finance Co., (144A) (a)          6.950%   3/01/04   268,508
   195,000 Fairfax Financial Holdings Ltd.           7.750%   7/15/37   191,432
   300,000 Farmers Insurance Exchange (144A) (a)     8.625%   5/01/24   363,561
   120,000 Federated Department Stores               6.790%   7/15/27   125,488
   250,000 First Union National Bank                 5.800%  12/01/08   249,468
   275,000 Florida Windstorm Underwriting (144A)
            (a)                                      6.500%   8/25/02   280,304
   155,000 Ford Motor Co.                            7.700%   5/15/69   178,744
   330,000 Goldman Sachs Group LP (144A)(a)          7.800%   7/15/02   348,186
   340,000 Heller Financial Inc. (MTN)               5.870%  11/01/00   339,662
   235,000 Household Netherlands, BV                 5.750%  12/01/03   236,459
 1,503,124 Humpuss Funding Corp. (144A)(a)           7.720%  12/15/09 1,124,743
   130,000 IMC Global Inc.                           7.625%  11/01/05   133,032
   980,315 Jasmine Submarine Telecommunications
            (144A)(a)                                8.483%   5/30/11   908,477
   115,000 Jet Equipment Trust
            (144A)(a)                                9.710%   8/15/13   144,001
   143,253 Jet Equipment Trust (144A), Ser. 1995-
            B (a)                                    7.630%   8/15/12   155,025

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1998

 Principal                                        Interest Maturity
  Amount                                            Rate     Date    Value +
  $155,000 J.Seagram & Sons                        7.600%  12/15/28   $156,016
   245,000 Kern River Funding Corp. (144A)(a)      6.720%   9/30/01    250,286
   170,000 Land 'O Lakes Cap Trust I (144A)(a)     7.450%   3/15/28    162,597
   350,000 Lehman Brothers Holdings, Inc.          6.000%   2/26/01    347,446
   275,000 Liberty Mutual Capital Corp.            8.100%   1/14/05    301,061
   140,000 Liberty Property LP (MTN)               6.950%  12/01/06    131,574
   175,000 Lumbermens Mutual Casualty (144A)(a)    8.450%   12/2097    187,393
   130,000 Lumbermens Mutual Casualty (144A)(a)    9.150%   7/01/26    154,991
   270,000 Martin Marietta Material                5.875%  12/01/08    268,888
   125,000 Monsanto Corp.                          6.600%  12/01/28    123,548
   910,000 Mutual Life Insurance Co. -NY
            (144A)(a)(e)                          11.250%   8/15/24  1,355,214
   335,000 Nations Bank NA (FRN)                   5.171%   3/20/00    334,970
   220,000 Newcourt Credit Group                   7.125%  12/17/03    218,141
   364,456 Northwest Airlines Corp.                7.068%   7/02/17    361,588
   200,000 Owens Corning                           7.500%   8/01/18    198,163
   480,000 PNC Bank NA (FRN)                       5.604%   5/26/00    478,416
   135,000 PNC Funding Corp. (MTN)                 6.500%   5/01/08    141,274
   225,000 PSI Energy, Inc.                        6.000%  12/14/01    224,990
   460,000 Ras Laffan-Lincs,
            Ser. 1997-11 (144A)(a)(d)              7.850%   3/18/14    530,068
   100,000 Reliastar Financial Corp.               6.500%  11/15/08    101,431
   240,000 Salomon Smith Barney Holdings Inc.      6.750%   2/15/03    247,181
   265,000 Seagram Co., Ltd.                       6.875%   9/01/23    245,918
   270,000 Seagull Energy Corp.                    7.500%   9/15/27    236,560
   180,000 Shopko Stores                           6.500%   8/15/03    179,701
   720,000 SocGen Real Estate LLC (144A)(a)        7.640%  12/29/49    667,208
   405,000 Texaco Capital Inc.                     5.700%  12/01/08    404,066
   235,000 Transamerica Finance Corp.              6.125%  11/01/01    235,990
   250,000 Unova Inc.                              6.875%   3/15/05    251,652
   450,000 USA Networks Inc. (144A)(a)             6.750%  11/15/05    451,683
   205,000 U.S. West Communications (FRN)          4.170%   3/25/99    204,634
   415,000 Viacom Inc.                             7.750%   6/01/05    453,146
                                                                    ----------
           Total Corporate Debt
            (Cost $19,533,670)                                      19,614,645
                                                                    ----------
           Mortgage-Backed Securities -- 4.7%
   475,000 FNMA                                    4.625%  10/15/01    471,076
 1,310,000 FNMA TBA                                6.000%   2/18/14  1,313,681
   990,000 FGIC 15 Yr. TBA                         6.000%   2/18/15    993,713
 2,166,280 FNMA                                    6.500%  11/01/28  2,181,011
 1,420,000 FNMA TBA                                6.500%  12/11/29  1,429,770
 1,360,000 FNMA TBA                                6.500%   2/11/29  1,381,022
   935,000 FNMA TBA                                6.500%   2/18/69    948,445
   334,639 FNMA                                    6.500%   9/01/28    336,941
   200,000 FNMA TBA                                7.000%   2/11/29    204,062
   214,809 FHLMC                                   7.500%  10/01/28    220,515
 1,515,821 GNMA                                    7.500%  10/15/28  1,562,721
   200,000 GNMA                                    7.500%   2/22/29    206,188
   350,000 FHLMC, Ser. 1944,
            Class GB                               7.500%   4/17/24    357,688
   385,000 FNMA, Ser. 1997-15,
            Class B                                7.500%   7/18/25    395,349

 Principal                                        Interest Maturity
  Amount                                            Rate     Date     Value +
  $932,464 FHLMC Gold 15 Yr.                       8.500%   6/01/12    $976,570
   210,000 GNMA                                    8.500%   9/15/23     222,800
   406,481 GNMA                                    9.500%  10/15/18     438,619
   134,851 FNMA                                    9.500%   5/01/18     145,127
                                                                    -----------
           Total Mortgage-Backed Securities
            (Cost $13,766,442)                                       13,785,298
                                                                    -----------
           Municipal Obligations -- 0.6%
   100,000 Cook County, Illinois,
            Ser. A                                 5.000%  11/15/22      98,081
    75,000 Detroit Michigan Sewerage Disposal
            Revenue,
            Ser. A                                 5.000%   7/01/22      73,577
   165,000 Houston Texas Apartment Systems
            Revenue                                5.000%   7/01/25     161,677
   215,000 King County Washington Refunding
            Ser. A                                 5.000%   1/01/30     209,707
    95,000 Massachusetts Bay Transit Authority,
            Ser. A                                 5.000%   3/01/27      93,302
   345,000 Massachusetts Turnpike Authority
            Highway Systems Revenue,
            Ser. A                                 5.000%   1/01/37     334,729
   115,000 Nevada State, Ser. A                    5.000%   5/15/28     112,720
   100,000 North Texas Thruway Authority,
            Systems Revenue                        4.750%   1/01/22      95,033
   115,000 Public Highway Authority Colorado
            Revenue                                5.000%   9/01/26     112,962
   100,000 Washington D.C. Convention Center
            Authority                              5.000%  10/01/21      97,733
   215,000 Washington State,
            Ser. A                                 5.000%   1/01/23     210,586
    90,000 Wayne Charter County Detroit,
            Michigan Revenue, Ser. A               5.000%  12/01/28      87,279
                                                                    -----------
           Total Municipal Obligations
            (Cost $1,705,242)                                         1,687,386
                                                                    -----------
           U.S. Treasury Securities -- 2.3%
   735,000 U.S. Treasury Bond                      5.500%   8/15/28     770,372
    60,000 U.S. Treasury Bond                      6.375%   8/15/27      69,000
   410,000 U.S. Treasury Bond                      9.250%   2/15/16     588,991
   440,000 U.S. Treasury Note                      4.750%  11/15/08     443,438
 1,200,000 U.S. Treasury Note                      5.625%  10/31/99   1,209,376
 1,080,000 U.S. Treasury Note                      5.750%  10/31/00   1,100,588
   235,000 U.S. Treasury Note                      5.750%   4/30/03     244,474
   810,000 U.S. Treasury Note                      5.750%   8/15/03     845,438
    45,000 U.S. Treasury Note                      5.875%  11/15/05      48,009
   115,000 U.S. Treasury Note                      6.375%   9/30/01     119,995
   480,000 U.S. Treasury Note                      6.750%   4/30/00     492,600
   230,000 U.S. Treasury Note                      7.500%   2/15/05     263,278
   370,000 U.S. Treasury Note                      8.000%   5/15/01     397,403
                                                                    -----------
           Total U.S. Treasury Securities
            (Cost $6,587,002)                                         6,592,962
                                                                    -----------
           Total Fixed Income Securities
            (Cost $49,866,014)                                      $49,934,699
                                                                    -----------

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1998

  Number
 of Shares                                               Value +

           Investment Companies -- 4.1%
  100,000  Atlantis Japan Growth Fund*                     $366,000
   73,343  Beacon Capital Partners Inc.*(b)               1,466,860
  111,476  GMO Currency Hedged International Bond
            Fund**                                        1,174,959
  838,360  GMO International Bond Fund**                  8,995,600
                                                       ------------
           Total Investment Companies
            (Cost $12,449,440)                           12,003,419
                                                       ------------
           Limited Partnerships -- 21.7%
           Daystar Partners L.P.*(b)(c)                  12,109,647
           Euro-Partners Arbitrage Fund*(b)(c)           14,307,289
           Farallon Capital Partners L.P.*(b)(c)         10,428,637
           Lone Redwood L.P.*(b)(c)                       8,170,942
           The Value Realization Fund L.P.
            (Canyon Partners)*(b)(c)                     18,386,847
                                                       ------------
           Total Limited Partnerships
            (Cost $63,573,297)                           63,403,362
                                                       ------------
           Preferred Stocks -- 0.3%
      325  Centaur Funding Corp., 9.080%                    335,680
    3,550  Citigroup Inc., 6.213%                           188,150
    6,120  Duke Realty Investments, 7.990%                  309,443
                                                       ------------
           Total Preferred Stocks
            (Cost $821,280)                                 833,273
                                                       ------------
                                            Expiration
                                               Date
           Warrants -- 0.1%
  314,083  Electronic Resources Ltd.
            (Singapore)*(c)                  7/17/07        156,232
   53,569  Queenstake Resources, Ltd.
            (Canada)*(b)(c)                  9/11/99              0
   80,362  Queenstake Resources, Ltd.
            (Canada)*(b)(c)                  9/11/00              0
                                                       ------------
           Total Warrants
            (Cost $33,048)                                  156,232
                                                       ------------
           Total Long Term Investments
            (Cost $244,656,947)                         237,965,906
                                                       ------------

  Principal                         Interest Maturity
   Amount                             Rate     Date     Value +
             Short Term Investments -- 17.1%
             Repurchase Agreement -- 15.8%
 $46,054,231 Investors Bank & Trust Company
              Repurchase Agreement, issued 12/31/98
              (proceeds at maturity $46,075,979)
              (collateralized by $15,000,000 BA
              Mortgage Securities, Ser. 1998-7,
              Class A3, 6.250% due 8/25/23 with a
              market value of $14,970,312; $176,881
              FHR Ser. 1435, Class F, 6.662% due
              12/15/22 with a market value of
              $178,953; $16,000,000 FHR Ser. 1695,
              Class EF, 6.613% due 12/15/23 with a
              market value of $16,461,906;
              $10,033,377 FNMA ARM, 7.554% due
              10/1/23 with a market value of
              $10,389,713; $5,525,585 FHLMC ARM,
              7.381% due 10/1/24 with a market
              value of $5,700,308; $645,028 FNMA
              ARM, 7.190% due 7/1/24 with a market
              value of $656,756)
             (Cost $46,054,231)      4.250%  1/04/99   $46,054,231
                                                      ------------
             U.S. Treasuries -- 1.3%
   1,015,000 U.S. Treasury Bill++    4.300%# 4/15/99     1,003,268
   1,725,000 U.S. Treasury Bill++    4.360%# 3/25/99     1,708,402
     515,000 U.S. Treasury Bill++    4.370%# 2/25/99       511,801
     770,000 U.S. Treasury Bill++    4.450%# 2/04/99       767,136
                                                      ------------
             Total U.S. Treasuries
              (Cost $3,988,966)                          3,990,607
                                                      ------------
             Total Short Term Investments
              (Cost $50,043,197)                        50,044,838
                                                      ------------
             Total Investments
              (Cost $294,700,144) -- 98.7%             288,010,744
             Other assets in excess of
              liabilities -- 1.3%                        3,836,587
                                                      ------------
             Net Assets -- 100.0%                     $291,847,331
                                                      ============

 TIFF Multi-Asset Fund / Schedule of Investments             December 31, 1998


Summary of Industry Classifications (as a % of total market value):

Banking                   3.2%
Basic Industries          7.3
Consumer Cyclical         6.2
Consumer Non-Cyclical     3.1
Energy                    6.4
Financial Services        6.5
Foods                     0.6
Government Obligations    9.0
Industrial                6.4
Insurance                 2.0
Limited Partnerships     22.1
Miscellaneous             2.5
Municipal Obligations     0.6
Mutual Funds              3.7
Repurchase Agreements    16.0
Technology                4.4
                        -----
Total                   100.0%
                        =====

   +See Note 2 to the Financial Statements.
  ++Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C to Notes to Financial Statements.
 +++Rounds to less than 0.1%.
   #Interest rate represents the yield to maturity at the time of purchase. *Non-income producing security.
  **Deemed to be an investment in an affiliate.
 ADRAmerican Depository Receipts
 ARMAdjustable Rate Mortgage
FHLMC
    Federal Home Loan Mortgage Corporation
FNMAFederal National Mortgage Association
 FHRFreddie Mac
 FRNFloating Rate Note. Rate shown is the coupon rate at December 31, 1998. GDRGlobal Depository Receipts
GNMAGovernment National Mortgage Association
 MTNMedium Term Note
 TBASecurity is subject to delayed delivery.
 (a)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998, the aggregate value of the securities is $9,876,045 or 3.4% of net assets.
 (b)Security is fair valued in good faith under procedures established by the board of directors of the Fund.
 (c)Restricted security.
 (d)Coupon rate is 7.85% through September 2006, and 8.05% thereafter.
 (e)Security is a step up bond which will pay 11.25% until maturity starting 8/15/99.

    See accompanying Notes to Financial Statements.

 TIFF International Equity Fund                              December 31, 1998

                              [GRAPH APPEARS HERE]

--------------------------------------------------------------------------------------
Comparison of Change in Value of $100,000 Investment in TIFF International Equity Fund
                  and the MSCI All Country World Free ex US Index

--------------------------------------------------------
Past performance is not predictive of future performance
--------------------------------------------------------

                                                                  MSCI All Country
                     TIFF International Equity Fund            World Free ex US Index
*5/31/94                         100000                                100000
 6/30/94                         100600                                100688
 7/29/94                         102600                                102545
 8/31/94                         106600                                106056
 9/30/94                         104700                                103833
 10/31/94                        107500                                106292
 11/30/94                        100800                                101233
 12/30/94                        101081                                101112
 1/31/95                          95712                                 96229
 2/28/95                          95509                                 95700
 3/31/95                          98648                                101030
 4/28/95                         102701                                104623
 5/31/95                         104828                                104058
 6/30/95                         103815                                102612
 7/31/95                         108887                                108204
 8/31/95                         107252                                104352
 9/29/95                         108172                                106282
 10/31/95                        105822                                103455
 11/30/95                        107048                                105617
 12/29/95                        111031                                109726
 1/31/96                         114212                                110955
 2/29/96                         115546                                110977
 3/29/96                         117495                                113130
 4/30/96                         121702                                117157
 5/31/96                         122318                                115200
 6/28/96                         123241                                115880
 7/31/96                         119548                                111905
 8/30/96                         121200                                112541
 9/30/96                         122852                                115310
 10/31/96                        122646                                114122
 11/29/96                        127933                                118447
 12/31/96                        128729                                117026
 1/31/97                         129046                                114966
 2/28/97                         131158                                117127
 3/31/97                         130736                                116928
 4/30/97                         130102                                117992
 5/30/97                         136966                                125119
 6/30/97                         142352                                132101
 7/31/97                         145203                                134809
 8/29/97                         138940                                124496
 9/30/97                         144990                                130783
 10/31/97                        133739                                119287
 11/28/97                        130589                                117760
 12/31/97                        130203                                119020
 1/30/98                         130975                                122579
 2/27/98                         138478                                130755
 3/31/98                         144878                                135279
 4/30/98                         147637                                136253
 5/29/98                         147417                                133787
 6/30/98                         142231                                133284
 7/31/98                         140658                                134551
 8/31/98                         119927                                115579
 9/30/98                         115469                                113140
 10/30/98                        123605                                124997
 11/30/98                        130775                                131709
 12/31/98                        133804                                136246

*Commencement of operations.
--------------------------------------------------------------------------------

Policy Considerations: The Fund is designed as a diversified vehicle for that portion of a Member's assets committed to non-US stocks. Its benchmark (the MSCI All Country World Free ex US Index) comprises virtually all non-US markets, thus permitting Members to delegate to the Fund's managers responsibility for determining how monies earmarked for foreign bourses should be allocated between developed versus emerging markets. The Fund's emerging markets exposure is normally about 8% (based on current index weights), but its actual exposure at any given time could be higher or lower. The Fund is well diversified across countries and currencies, an unsurprising fact in light of its use of multiple managers.

Performance Evaluation: After falling sharply during the preceding quarter, the MSCI All Country World Free ex US Index (the "Index") rebounded smartly during 4Q 1998, posting a US dollar ("USD") return of 20.4%. The benchmark's rebound was aided by a 26.8% USD return in Japan, the second largest country in the Index and a persistent loser for many quarters prior to the one just ended. Due partly to its managers' skepticism that Japan has indeed "turned the corner," the Fund lagged the Index during 4Q 1998. Unfortunately, one trend that was especially pronounced during 3Q 1998 did not shift into reverse during 4Q 1998: very large capitalization growth stocks continued to trounce all other issues. The Fund's managers as a group employ valuation criteria that have caused them to underweight large growth stocks relative to the Index for some time. This bias proved very profitable prior to 1998 but has proven very unprofitable over the last 12 months, causing the Fund's annualized return since inception (+6.6%) to fall slightly behind the comparable return for the Index (+7.0%).

Investment Performance (For Periods Ended December 31, 1998)

                                               Total Return**
                           --------------------------------------------------
                                Year   Cumulative Since    Annualized Since
                                Ended Inception (5/31/94) Inception (5/31/94)
                           --------------------------------------------------
   TIFF International Equity
    Fund                         3.0%        33.8%               6.6%
   MSCI All Country World Free
    ex US Index                 14.5%        36.2%               7.0%

-------
** Total return includes the effects of the entry/exit fees received by the Fund.

 TIFF International Equity Fund / Schedule of Investments    December 31, 1998

  Number
 of Shares                                             Value +

           Long Term Investments -- 94.9%
           Common Stocks -- 88.5%
           Europe -- 55.4%
           Belgium -- 0.4%
   2,294   Electrabel SA                               $1,002,588
                                                     ------------
           Denmark -- 0.4%
   6,000   Bang & Olufsen Holding AS -  Series B          365,923
   2,500   Coloplast AS - Class B                         297,155
   2,340   De Sammensluttede Vognmano                     205,973
   3,750   Falck AS                                       303,560
                                                     ------------
                                                        1,172,611
                                                     ------------
           Finland -- 1.5%
  11,744   Konecranes International                       518,497
  50,000   Metsa-Serla OY - Class B (f)                   407,142
   5,100   Nokia OY - Class A                             620,426
   6,333   Nokian Renkaat OY                              205,032
  21,800   Outokumpo OY                                   200,184
  15,140   Ponsse OY                                      502,042
  12,300   Sampo Insurance Co., Ltd. - Class A            466,997
  18,000   UPM-Kymmeme OY (f)                             501,521
  34,500   Valmet Corp. OY - Class A (f)                  460,316
                                                     ------------
                                                        3,882,157
                                                     ------------
           France -- 7.1%
   3,000   ADA                                            246,927
   7,000   Air Liquide                                  1,283,841
   4,215   Alcatel Alsthom                                515,873
   1,564   Arkopharma                                     122,574
  12,330   Atos*                                        2,947,533
   7,454   Banque Nationale de Paris (f)                  613,798
  22,500   Bic                                          1,248,054
   3,000   Bouygues Offshore SA                            69,193
   4,500   Brit Air                                       265,715
     698   Carrefour Supermarche                          526,931
   4,628   Clarins SA*                                    331,488
   6,661   Compagnie de Saint-Gobain                      940,385
   7,186   Dassault Systemes SA (f)                       337,782
   5,823   Elf Aquitaine                                  673,083
  29,700   Financiere et Industrielle Gaz et Eaux*      1,578,346
     300   Genset - Sponsored ADR*                          8,213
   1,500   Genset SA* (f)                                 115,411
   5,260   Grand Vision                                   131,766
   2,101   Guilbert                                       281,953
  50,000   Lectra Systemes*                               338,182
   1,000   M6 Metropole Television                        170,881
  41,275   Michelin - Class B                           1,650,646
   1,000   NRJ SA                                         178,932
  18,573   Pechiney SA - A Shares                         606,505
   2,610   Primagaz Cie                                   247,517
   7,000   Scor SA                                        462,809
   3,123   Serp Recyclage SA*                             447,045
   4,115   Societe Generale - Class A                     666,358
   1,520   Sodexho Alliance SA                            339,972
   1,375   Union du Credit-Bail Immobilier                200,516
  34,400   Usinor SA                                      381,935
   2,000   Vivendi                                        518,904
                                                     ------------
                                                       18,449,068
                                                     ------------
           Germany -- 4.1%
   3,900   Adidas-Salomon AG                              423,354
   3,460   Allianz AG                                   1,267,878

  Number
 of Shares                                               Value +

   26,800  Bayer AG                                      $1,117,872
      580  Bayerische Motoren Werke AG*                     271,321
   12,200  Bayerische Vereinsbank AG                        954,840
      800  Buderus AG                                       291,232
   35,280  Fresenius Medical Care - ADR (f)                 835,695
   24,400  Hoechst AG                                     1,011,179
    1,100  Holzmann (PH)*                                   173,174
    6,000  Mannesmann AG                                    687,297
      853  Marschollek, Lautenschlaeger Und Partner*        489,066
    1,220  Rhoen-Klinikum AG                                121,093
    5,625  Rinol AG                                         146,748
   19,300  RWE AG                                         1,056,210
   10,000  SGL Carbon AG                                    599,736
   12,500  Siemens AG                                       805,895
    8,000  SKW Trostberg AG                                 203,910
    6,000  VEBA AG                                          358,762
                                                       ------------
                                                         10,815,262
                                                       ------------


           Greece -- 0.3%
   26,750  Attica Enterprises SA                            239,881
    3,260  Chipita International                            105,988
    1,900  Goody's SA                                        50,571
    4,000  Minoan Lines*                                     89,389
    6,300  Sarantis SA                                       90,032
    3,360  Sidenor SA                                        98,555
    2,200  STET Hellas Telecommunications SA - ADR*          70,269
                                                       ------------
                                                            744,685
                                                       ------------
           Ireland -- 0.7%
   47,000  CBT Group plc - ADR* (f)                         699,125
   76,000  Independent Newspapers plc                       305,502
    5,800  IONA Technologies plc* (f)                       220,400
   20,270  Irish Continental Group plc                      239,915
   50,000  Unidare plc                                      126,548
  218,000  Waterford Wedgewood Units                        184,998
                                                       ------------
                                                          1,776,488
                                                       ------------
           Italy -- 2.1%
   60,000  Banca Fideuram SpA                               429,111
   14,000  Banca Popolare Commercio e Industria             281,804
   47,000  Banco Popolare di Milano                         426,497
   12,500  Brembo SpA                                       146,325
   57,006  Bulgari SpA                                      338,104
  106,500  Eni SpA                                          698,918
    5,000  Fila Holding SpA - ADR (f)                        38,750
    5,172  IFI Istituto Finanziario                          94,379
   23,600  Industrie Natuzzi SpA - ADR                      587,050
  100,900  Luxottica Group SpA - ADR (f)                  1,210,800
  160,000  Seat-Pagine Gialle SPA*                          150,321
   78,339  Seat-Pagine Gialle SPA -RNC*                      60,046
   92,300  Telecom Italia SpA                               578,648
   90,000  Unicredito Italiano SpA                          531,452
                                                       ------------
                                                          5,572,205
                                                       ------------
           Netherlands -- 5.6%
   12,765  Aalberts Industries NV                           329,573
    8,000  Benckiser NV - Class B                           523,822
    5,087  CSM NV                                           293,548
    7,444  Draka Holding NV                                 203,288
   39,100  Elsevier NV                                      547,421

 TIFF International Equity Fund / Schedule of Investments    December 31, 1998

  Number
 of Shares                                                          Value +

    5,113  GTI Holding NV                                             $124,116
   34,039  IHC Caland NV                                             1,413,384
   42,243  ING Groep NV                                              2,574,833
   10,814  Internatio-Muller NV                                        267,688
   11,870  Koninklijke Boskalis Westminster NV                         191,462
   15,600  Nedlloyd NV                                                 211,765
    8,400  Philips Electronics NV                                      563,428
   24,900  Royal Dutch Petroleum Co.                                 1,239,366
   44,300  Royal Dutch Petroleum Co. - NY Shares                     2,120,863
   34,050  Van Melle NV                                              2,302,023
    5,118  Volker Wessels Stevin                                        99,990
    7,100  Wolters Kluwer CVA                                        1,518,648
                                                                  ------------
                                                                    14,525,218
                                                                  ------------
           Norway -- 1.0%
    8,333  Dolphin Interconn ASA (b)                                    74,997
   10,000  NetCom ASA* (f)                                             259,962
  300,000  Norsk Lotteridrift ASA*                                     787,763
   25,000  Reiber & Son ASA - Class B                                  185,453
   33,400  Schibsted Gruppen ASA                                       425,366
   10,000  SE Labels ASA                                                59,082
   37,000  Sensonor ASA*                                                97,157
   49,000  Storebrand ASA                                              369,921
   11,603  Tomra Systems ASA                                           380,851
                                                                  ------------
                                                                     2,640,552
                                                                  ------------
           Spain -- 2.8%
   12,500  Acerinox SA                                                 290,790
   60,828  Banco Central Hispanoamer SA                                721,441
   36,240  Bankinter SA                                              1,334,097
   10,000  Baron de Ley SA*                                            326,951
   15,900  Centros Comerciales Pryca SA                                492,433
    4,000  Compania Espanola de Petroleos SA                           148,378
   19,000  Corp. Financiera Reunida SA*                                276,167
   10,500  Groupo Acciona SA                                           856,585
    2,500  Hidroelectrica del Cantabrico SA                            138,312
   49,300  Iberdrola SA                                                921,317
   30,000  Prosegur, CIA de Seguridad SA                               349,476
   20,072  Telefonica de Espana SA                                     891,492
   18,375  Viscofan Industria Navarra de Envolturas Celulosicas
            SA                                                         593,660
                                                                  ------------
                                                                     7,341,099
                                                                  ------------
           Sweden -- 5.0%
   30,000  ABB AB - Class B                                            319,248
    3,191  Assa Abloy AB - Class B                                     122,404
   12,313  Biora AB                                                     83,036
   11,000  BT Industries AB                                            160,614
  162,525  Bure Investment AB                                        2,312,736
    7,937  Dahl International AB                                        78,569
   35,000  Electrolux AB - Class B                                     604,158
   17,440  Ericsson LM - Class B                                       416,497
   15,000  Hemkopskedjan AB - B Shares                                 155,912
   13,500  Hoganas AB - Class B                                        221,339
   47,100  Investor AB - Class B                                     2,133,094
  179,450  IRO AB                                                    1,820,813
   30,000  Munksjoe AB                                                 207,882
  188,000  Nobel Biocare AB (144A) (d)                               2,558,931
   28,500  OM Gruppen AB                                               359,710
    8,741  Scandic Hotels AB                                           322,319
   30,000  Stora Kopparbergs Bergslags - Class A                       330,384
    9,000  Svenska Handelsbanken - Class A*                            380,870
   19,000  Volvo AB - B Shares                                         437,295
                                                                  ------------
                                                                    13,025,811
                                                                  ------------

  Number
 of Shares                                           Value +

           Switzerland -- 7.3%
    8,150  ABB Namen AG                              $1,912,058
      323  Bachem Feinchemikalien AG*                   468,321
      143  Hilti AG - PC                                 97,000
      150  Keramik Holding Laufen AG*                    45,465
       54  Kuoni Reisen Holdings AG                     214,426
   22,000  Nestle SA - ADR                            2,394,647
    1,137  Novartis AG                                2,257,158
      300  Phoenix Mecano AG                            180,328
   10,000  Publigroupe SA*                            3,060,109
      150  Sarna Kunststoff Holding AG*                 215,847
   10,000  Selecta Group (The)                        2,768,670
      400  Societe Generale de
            Surveillance SA - Class B                   391,985
    2,650  Societe Generale de
            Surveillance SA - Class R (f)               625,574
    1,825  Stratec Holding AG - Class B               2,526,412
    4,200  The Swatch Group AG                          629,618
    3,553  Union Bank of Switzerland AG*              1,092,434
      250  Zehnder Holding AG - Class B                 102,004
                                                   ------------
                                                     18,982,056
                                                   ------------
           United Kingdom -- 17.0%
   35,000  Abbot Group plc                              103,971
   60,000  Airtours plc                                 383,432
    5,382  Arm Holdings plc*                            114,422
   78,882  Arriva plc                                   496,221
   90,100  Associated British Foods plc                 852,434
   72,400  Associated British Ports Holdings plc        339,174
   53,100  Autonomy Corporation plc*                    199,125
   32,748  Avesco Plc                                   172,490
   18,600  Barclays plc                                 401,165
   67,800  Bass plc                                     987,287
   24,000  Bemrose Corp. plc                             97,056
  112,000  Berisford plc                                332,707
  238,277  BG plc                                     1,503,880
  196,070  Blue Circle Industries plc                 1,011,529
   82,500  Boots Co. plc                              1,405,230
   50,000  Brands Hatch Leisure plc                     128,560
   72,000  British Aerospace plc                        610,495
  115,989  British Airways plc                          782,250
   37,000  British Petroleum Co. plc                    552,639
   30,000  BTG plc                                      174,741
  166,562  BTR plc*                                     343,719
   66,800  Capita Group plc                             617,541
  257,500  Centrica plc*                                518,523
   68,285  Clubhaus plc*                                 65,343
   15,000  Cobham plc                                   171,371
   65,800  Dennis Group plc*                            514,670
   75,000  Devro International plc                      214,058
   48,304  Diageo plc                                   549,851
   55,600  EMI Group plc                                371,969
   26,000  Expro International Group plc                123,317
   21,000  F.I. Group plc                               114,805
   40,000  Fibernet Group plc*                          218,010
   64,700  First Leisure Corp. plc                      220,731
   66,500  Flextech plc*                                671,762
   82,500  GKN plc                                    1,094,940
   46,500  Glaxo Wellcome plc                         1,600,328
   22,400  Glaxo Wellcome plc - ADR                   1,556,800
   50,000  Goode Durrant plc                            230,076
   31,900  Granada Group plc                            564,060
    5,000  Granger Telecom*                              52,500

 TIFF International Equity Fund / Schedule of Investments    December 31, 1998

  Number
 of Shares                                                   Value +

   87,800  Great Universal Stores plc                          $925,650
   80,000  Halma plc                                            163,092
  104,450  Hanson plc                                           829,583
  152,000  Hays plc                                           1,334,356
   30,165  Hyder plc                                            380,269
   34,000  Imperial Chemical Industries plc                     294,796
   45,217  Jarvis Porter Group plc                               77,131
  365,000  JBA Holdings plc                                   1,123,751
   85,000  Ladbroke Group plc                                   341,619
  100,000  LucasVariety plc                                     333,672
   32,812  Mackie International Group plc* (b)                    5,188
   80,000  Man E D & F Group plc                                461,316
   73,500  Mentmore Abbey plc                                   140,666
    5,500  Msb International                                     31,121
   15,600  NXT plc*                                             101,250
   22,857  Oxford Molecular Group plc*                           18,449
   77,300  Pearson plc                                        1,534,707
  129,000  PIC International Group plc                          161,011
   35,702  Provident Financial plc                              525,825
   22,500  Psion plc                                            216,242
   80,000  Racal Electronic plc                                 461,982
   80,000  Railtrack Group plc                                2,091,567
  190,000  Regent Inns plc                                      320,941
  264,000  Rentokil Initial plc                               1,990,250
  138,700  Rio Tinto plc                                      1,613,464
   10,486  Select Appointments Holdings plc                     107,671
   13,849  Serco Group plc                                      265,392
   31,970  Seton Healthcare Group plc                           445,587
    5,000  Small Worldwide plc - ADR*                            62,500
  230,640  Stagecoach Holdings plc                              918,316
  338,900  Taylor Woodrow plc                                   848,816
  320,833  Toad plc*                                            125,474
   30,517  Torotrak plc*                                         43,422
   85,000  Unigate plc                                          611,094
  770,000  Victrex plc                                        2,191,252
   36,700  Vodafone Group plc                                   596,103
   20,075  Waste Recycling Group plc                            139,482
  309,100  WPP Group plc                                      1,881,433
                                                           ------------
                                                             44,177,622
                                                           ------------
           Europe -- 0.0%++
   10,300  Central European Media Enterprises - Class A*         67,594
                                                           ------------
           Total Europe (Cost $117,707,629)                 144,175,016
                                                           ------------
           Pacific -- 23.3%
           Australia -- 3.1%
  180,900  Amcor Ltd.                                           774,131
  257,897  Australia and New Zealand Banking Group Ltd.       1,690,338
   48,296  Boral Ltd.                                           $68,763
   24,612  Broken Hill Proprietary Co., Ltd.                    181,540
   20,000  Caltex Australian Ltd.                                49,096
  475,191  CSR Ltd.                                           1,163,583
  116,000  Eastern Aluminum Ltd.                                 98,953
  470,956  Foster's Brewing Group Ltd.                        1,277,494
   52,849  Gio Australian Holdings Ltd.                         173,843
   74,891  National Australia Bank Ltd.                       1,130,631
   82,300  Orica Ltd.                                           428,809
  160,000  Pasminco Ltd.                                        121,758
  123,386  Renison Goldfields Consolidated Ltd.                 208,235

  Number
 of Shares                                             Value +

   225,000 Santos Ltd.                                   $604,801
       299 Woolworths Ltd.                                  1,019
                                                     ------------
                                                        7,972,994
                                                     ------------
           Hong Kong -- 4.6%
   197,000 Cathay Pacific Airways Ltd.                    195,807
 1,190,000 Dairy Farm International Holdings Ltd.       1,368,500
    56,000 Hang Seng Bank Ltd.                            500,587
    58,000 Hong Kong Aircraft Engineering Co. Ltd.         79,361
   343,000 Hong Kong Electric Holdings Ltd.             1,040,481
   280,432 Hong Kong & China Gas Co., Ltd.                356,563
 5,062,073 Hung Hing Printing Group                     1,976,632
   181,000 Hutchison Whampoa Ltd.                       1,279,189
   265,126 Hysan Development Co. Ltd.*                    395,281
   270,812 Jardine Strategic Holdings Ltd.*               392,677
   500,000 Johnson Electric Holdings                    1,284,385
   400,000 Li & Fung Ltd.                                 828,719
   282,068 Mandarin Oriental International Ltd.*          177,703
   342,000 National Mutual Asia Ltd.                      256,051
   209,000 Television Broadcasts Ltd.                     539,571
   794,000 Wharf Holdings Ltd.                          1,158,166
                                                     ------------
                                                       11,829,673
                                                     ------------
           Japan -- 12.1%
    23,000 Amano Corp.                                    217,659
     8,800 Canon Chemicals, Inc.                           89,756
   102,000 Canon, Inc.                                  2,184,745
   114,000 Chiyoda Fire & Marine Insurance Co.            383,202
    16,000 CSK Corp.                                      368,958
    92,000 Dai-Ichi Kangyo Bank Ltd.                      491,211
    38,000 Daiichi Pharmaceutical Co. Ltd                 643,388
    67,000 Denso Co. Ltd.                               1,241,951
        36 East Japan Railway Co.                         201,472
    73,000 Eisai Co. Ltd                                1,424,390
    35,000 Fancl Corporation*                           3,007,982
    12,000 Fuji Electric Co. Ltd.                          26,395
    44,000 Fuji Oil                                       270,829
    52,020 Fujitsu Denso Ltd.                             694,296
    56,000 Gakken Co. Ltd.                                 64,568
    20,400 Hirose Electronics Co. Ltd.                  1,431,166
   270,000 Hitachi Ltd.                                 1,676,275
    20,000 Intec, Inc.                                    182,173
   127,000 Ishikawajima-Harima Heavy Industries           225,277
     6,000 Ito-Yokado Co., Ltd.                           420,399
       760 Japan Tobacco, Inc.                            761,685
    18,000 Kao Corp.                                      407,095
     8,000 Kirin Beverage Corp.                           158,226
    28,000 Kirin Brewery Co. Ltd.                         357,605
    88,000 Koito Manufacturing Co., Ltd.                  373,854
    66,000 Kurita Water Industries Ltd.                   970,537
    58,000 Matsushita Electric Industries Co.           1,028,310
   133,000 Mitsubishi Corp.                               766,741
    94,000 Nippon Oil Co., Ltd.                           328,479
       148 Nippon Telegraph and Telephone Corp.         1,144,621
    12,000 Nissho Electronics Corp.                        77,694
    34,000 Noritake Co., Ltd.                             176,106
    82,000 Osaka Gas Co., Ltd.                            282,909
    12,000 Roland Corp. (f)                               298,004
    46,000 Sankyo Seiko                                   125,659
    62,000 Sanwa Bank Ltd. (f)                            478,953
    22,000 Sharp Corp.                                    198,829
    38,000 Shiseido Co., Ltd.                             489,366
    11,000 Showa Aircraft Industry                         35,317

 TIFF International Equity Fund / Schedule of Investments    December 31, 1998

  Number
 of Shares                                       Value +

    26,000 Showa Shell Sekiyu K.K.                 $146,430
    12,800 Sony Corp.                               934,315
    60,000 Stanley Electric Co., Ltd.               200,089
    28,000 Sumitomo Forestry Co., Ltd.              208,603
    26,000 Sumitomo Realty & Development             84,630
   102,000 Sumitomo Trust & Banking                 271,397
    28,000 Sumitomo Warehouse (f)                   123,175
   102,000 The Furkukawa Electric Co., Ltd.         348,293
        22 Toho Co.                                   3,020
    51,000 Tokio Marine & Fire Insurance Co.        610,643
    26,000 Tokyo Broadcasting System                291,246
    26,000 Tokyo Electric Power Co.                 643,370
   428,000 Tokyo Gas Co.                          1,127,415
    28,000 Toppan Printing Co.                      342,705
    11,700 Torii Pharmaceutical Co., Ltd.           317,534
     8,000 Toyo Seikan                              136,089
       322 West Japan Railway Co.                 1,427,938
    14,000 Yamaha Motor Co., Ltd.                    90,519
   116,000 Yokohama Bank Ltd.                       278,812
    20,000 Yushiro Chemical Industry                 88,692
                                               ------------
                                                 31,380,997
                                               ------------
           New Zealand -- 0.6%
   451,700 Carter Holt Harvey Ltd.*                 405,676
    13,676 Telecom Corporation of New
            Zealand IR*                              29,984
   241,100 Telecom Corporation of New
            Zealand Ltd.*                         1,050,828
   527,400 Wrightson Ltd. (f)                       117,023
                                               ------------
                                                  1,603,511
                                               ------------
           Singapore -- 3.0%
   240,000 Acer Computer International Ltd.         120,000
   450,000 Courts Ltd.                              173,340
   209,350 Development Bank of Singapore          1,892,214
 3,320,000 Electronic Resources Ltd.              3,020,928
   136,391 Jardine Matheson Holdings Ltd.           351,889
    46,000 Jurong Shipyard Ltd.                     199,515
   105,000 Overseas Union Enterprise Ltd.           208,917
   148,300 Singapore Press Holdings               1,619,290
   238,000 TIBS Holdings Ltd.                       147,261
                                               ------------
                                                  7,733,354
                                               ------------
           Total Pacific (Cost $63,084,951)      60,520,529
                                               ------------
           Emerging Markets -- 6.4%
           Argentina -- 0.2%
    59,600 Quilmes Industrial SA                    536,400
                                               ------------
           Bermuda -- 0.3%
    18,000 PartnerRe Holdings Ltd.                 $823,500
                                               ------------
           China -- 0.0%++
 1,039,000 The Guangshen Railway Co., Ltd.          119,365
                                               ------------
           India -- 0.0%++
     7,200 Shiriram Industries - GDR*                 8,100
                                               ------------
           Indonesia -- 0.2%
 1,232,000 PT Citra Marga Nusaphala Persada*         43,436
   940,000 PT Davomas Abadi*                         48,205
   120,000 PT Gudang Garam                          179,231
    74,500 PT Hero Supermarket*                       9,551

  Number
 of Shares                                                         Value +

   328,000 PT Lippo Bank                                            $16,821
 1,236,000 PT Matahari Putra Prima*                                  31,692
   385,000 PT Panin Bank Indonesia*                                  19,744
   268,000 PT Semen Gresik                                          285,179
                                                                  ---------
                                                                    633,859
                                                                  ---------
           Israel -- 2.4%
    75,000 Orbotech Ltd.*                                         3,553,125
   155,000 Tecnomatix Technlolgies Ltd.*                          2,712,500
                                                                  ---------
                                                                  6,265,625
                                                                  ---------
           Malaysia -- 0.6% (b)(c)
    85,000 Carsberg AS                                              195,053
   197,000 Kumpulan Guthrie Berhad                                  101,610
   117,000 Malayan Banking Berhad                                   189,663
   108,000 Malaysian Airlines System Berhad                          47,293
    97,000 Perlis Plantations Berhad                                 79,642
   272,000 Resorts World Berhad                                     250,813
    35,000 Rothmans of Pall Mall Berhad                             165,053
   425,800 Sime Darby Berhad                                        390,839
   330,000 Technology Resources
            Industries - Class A                                    137,558
                                                                  ---------
                                                                  1,557,524
                                                                  ---------
           Mexico -- 1.0%
   625,000 Desc Sociedad de Fomento
            Industrial SA de CV                                     524,785
   168,000 Grupo Financiero Banamex Accival SA de CV*               220,601
     5,040 Grupo Financiero Banamex Accival SA de CV - Class L*       5,812
    10,350 Grupo Televisa SA - GDR*                                 255,516
   257,000 Kimberly Clark de Mexico
            SA de CV                                                811,168
    15,200 Telefonos de Mexico - Class L, ADR (f)                   740,050
    26,000 Vitro Sociedad Aninima - ADR (f)                         118,625
                                                                  ---------
                                                                  2,676,557
                                                                  ---------
           Philippines -- 0.2%
   208,000 San Miguel SA - Class B                                  402,581
                                                                  ---------
           Portugal -- 0.2%
     7,110 Brisa-Auto Estradas de Portugal SA                       418,529
                                                                  ---------
           South Africa -- 0.6%
     6,209 Anglogold Ltd. - ADR (f)                                 120,958
     8,800 De Beers Consolidated Mines Ltd. - ADR                   112,200
    96,000 Firstrand Ltd.*                                          104,852
   133,000 Gencor Ltd.                                              224,005
     4,545 Kersaf Investments Ltd.                                   13,879
   311,089 LibLife Strategic Investments Ltd.                       727,709
   224,566 SA Iron & Steel Industrial Corp. Ltd.                     40,497
     2,863 South African Breweries Ltd.                              48,317
     7,212 South African Breweries Ltd. - ADR                       121,495
                                                                  ---------
                                                                  1,513,912
                                                                  ---------

 TIFF International Equity Fund / Schedule of Investments    December 31, 1998

  Number
 of Shares                                               Value +

           Thailand -- 0.7%
    37,000 Advanced Information Service Plc                $220,469
    33,000 Matichon Public Co. Ltd.                          52,800
    89,000 MBK Properties and Development Public
            Co., Ltd.                                        51,558
   246,000 National Finance & Securities Co., Ltd.*          78,041
   120,000 Post Publishing Co., Ltd.*                       152,276
    47,200 The Siam Cement Co., Ltd.*                     1,072,905
   133,000 The Thai Farmers Bank, Ltd.*                     234,814
                                                       ------------
                                                          1,862,863
                                                       ------------
           Total Emerging Markets
            (Cost $18,893,510)                           16,818,815
                                                       ------------
           North America -- 3.3%
           Canada -- 2.5%
    38,000 Abitibi-Consolidated, Inc.*                      345,274
    70,000 Air Canada, Inc.*                                278,122
    24,000 Canadian Airlines Corp.*                          29,700
    26,234 Canadian Pacific Ltd.                            495,167
   350,000 Danier Leather Inc.                            1,994,724
    30,108 Hudson's Bay Co.                                 374,561
    20,000 Imasco Ltd.*                                     425,975
   107,872 Imperial Oil Ltd.                              1,732,694
    20,282 National Bank of Canada                          327,615
    46,001 Rogers Communications, Inc. - Class B*           402,990
    27,000 Stelco, Inc. - Class A*                          140,689
                                                       ------------
                                                          6,547,511
                                                       ------------
           United States -- 0.7%
    45,000 KLA-Tencor Corp.*                              1,951,875
                                                       ------------
           Total North America
            (Cost $7,961,159)                             8,499,386
                                                       ------------
           Total Common Stocks
            (Cost $207,647,249)                         230,013,746
                                                       ------------
           Preferred Stocks -- 0.6%
           Germany
       116 Bayerische Mortoren Werke AG                      54,264
       720 Rhoen-Klinikum Vorzugsakt AG                      73,408
     6,325 Sto Vorzugs AG                                 1,479,399
                                                       ------------
           Total Preferred Stocks
            (Cost $2,722,118)                             1,607,071
                                                       ------------
                                          Expiration
                                             Date
           Rights -- 0.0%++
    22,656 Hong Kong & China Gas*
            (Hong Kong)                        9/30/99            0
 6,560,000 PT Lippo Bank* (Indonesia)           1/1/99          841
                                                       ------------
           Total Rights (Cost $0)                               841
                                                       ------------
           Warrants -- 0.0%++
    48,000 Acer Computer
            International Ltd.*
            (Singapore)                        7/31/01        3,640
    20,000 Atlantis Japan Growth
            Fund* (Japan)                      4/30/01        2,200
    16,000 Hysan Development Co.
            Ltd.* (Hong Kong)                  4/30/99          334
     2,680 TEGE SA* (Switzerland)              6/20/01       31,145
    39,700 Wharf Holdings,*
            (Hong Kong)                       12/31/99        3,280
                                                       ------------
           Total Warrants
            (Cost $18,720)                                   40,599
                                                       ------------

    Number
   of Shares                                                          Value+

               Comingled Investment Vehicles -- 5.8%
       104,000 Atlantis Japan Growth Fund (Japan)*                     $380,640
               Everest Capital Frontier Ltd. LP (b)(c)                4,184,001
        25,400 Indonesian Development Fund, Ltd. (Indonesia)*             7,366
               Investable Emerging Markets Country Fund LP
                (b)(c)                                               10,178,412
        40,000 The First Korea Smaller Companies Fund (Korea)*          218,000
                                                                   ------------
               Total Comingled Investment Vehicles
                (Cost $25,884,772)                                   14,968,419
                                                                   ------------
   Principal                                     Interest Maturity
  Amount (a)                                       Rate     Date

               Convertible Bond -- 0.0%++
 JPY10,000,000 Sumitomo Wiring Systems (Japan)
                (Cost $90,926)                    0.900%  9/30/08        71,929
                                                                   ------------
               Total Long Term Investments
                (Cost $236,363,785)                                 246,702,605
                                                                   ------------
               Short Term Investments -- 7.9%
               Time Deposit -- 2.2%
     5,716,676 BankBoston NA (e) (Cost
                $5,716,676)                       5.630%   1/4/99     5,716,676
                                                                   ------------
               Repurchase Agreement -- 4.6%
    11,820,528 Investors Bank & Trust Company Repurchase
                Agreement, Issued 12/31/98 (proceeds at maturity
                $11,826,110) (collateralized by $150,228 FHR
                Ser. 1435 Cl -F 6.662%, due 12/15/22, market
                value $151,987; $6,000,000 FNMA 6.244%, due
                10/25/22, market value $6,234,964; $5,969,431
                FNMA ARM 6.869%, due 5/1/27, market value
                $6,025,031) (Cost
               $11,820,528)                       4.250%   1/4/99    11,820,528
                                                                   ------------
               U.S. Treasury Securities -- 1.1%
     1,165,000 U.S. Treasury Bill+++              4.139#  4/15/99     1,151,534
     1,000,000 U.S. Treasury Bill+++              4.592#   5/6/99       985,224
       825,000 U.S. Treasury Bill+++              5.223#   2/4/99       821,931
                                                                   ------------
               Total U.S. Treasury Securities
                (Cost $2,957,220)                                     2,958,689
                                                                   ------------
               Total Short Term Investments
                (Cost $20,494,424)                                   20,495,893
                                                                   ------------
               Total Investments -- 102.8%
                (Cost $256,858,209)                                 267,198,498
               Liabilities in excess of other assets -- (2.8%)       (7,168,618)
                                                                   ------------
               Net Assets -- 100.0%                                $260,029,880
                                                                   ============

 TIFF International Equity Fund / Schedule of Investments    December 31, 1998

Summary of Industry Classifications (as a % of total market value):

Basic Industries              6.5%
Consumer Cyclical            22.5
Consumer Non-Cyclical         7.7
Energy                        4.1
Financial Services           18.0
Industrial                   20.3
Miscellaneous                 4.3
Repurchase Agreements         3.9
Technology                    8.2
U.S. Government Securities    1.1
Utilities                     3.4
                            -----
Total                       100.0%
                            =====

   +See Note 2 to the Financial Statements.
  ++Round to less than 0.1%.
 +++Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C to Notes to Financial Statements.
   *Non-income producing security.
   #Interest rate represents yield to maturity at the time of purchase ADRAmerican Depositary Receipts
 ARMAdjustable Rate Mortage
 FHRFreddie Mac
FNMAFederal National Mortgage Association
 GDRGlobal Depository Receipts
  IRInvestment Receipts
 JPYJapanese Yen
 (a)Face amount in U.S. dollars unless otherwise noted
 (b)Security is fair valued in good faith under procedures established by the Board of Directors of the Fund.
 (c)Restricted security.
 (d)Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998 the aggregate value of these securities was $2,558,931 or 1.0% of net assets.
 (e)Investment from cash collateral received for securities on loan at December 31, 1998.
 (f)Security or portion thereof was on loan at December 31, 1998.

    See accompanying Notes to Financial Statements

 TIFF Emerging Markets Fund                                  December 31, 1998

                              [GRAPH APPEARS HERE]

----------------------------------------------------------------------------------
Comparison of Change in Value of $100,000 Investment in TIFF Emerging Markets Fund
                    and the MSCI Emerging Markets Free Index

--------------------------------------------------------
Past performance is not predictive of future performance
--------------------------------------------------------

                  TIFF Emerging Markets Fund      MSCI Emerging Markets Free Index
*5/31/94                    100000                             100000
 6/30/94                     97100                              97067
 7/29/94                    101000                             103053
 8/31/94                    107900                             115727
 9/30/94                    109000                             116940
 10/31/94                   106500                             114676
 11/30/94                   102100                             108576
 12/30/94                    93032                              99781
 1/30/95                     80950                              86513
 2/28/95                     79540                              86721
 3/31/95                     79439                              87065
 4/28/95                     82762                              90809
 5/31/95                     86286                              95400
 6/30/95                     87897                              95487
 7/31/95                     90313                              97492
 8/31/95                     89004                              95062
 9/29/95                     88954                              94479
 10/31/95                    85227                              90772
 11/30/95                    82909                              89067
 12/29/95                    85227                              92851
 1/31/96                     91069                              99364
 2/29/96                     90566                              97622
 3/29/96                     90566                              98204
 4/30/96                     92480                             101783
 5/31/96                     92077                             101080
 6/28/96                     91674                             101495
 7/31/96                     87242                              94371
 8/30/96                     87847                              96652
 9/30/96                     87847                              97358
 10/31/96                    85631                              94687
 11/29/96                    86337                              96161
 12/31/96                    87372                              96486
 1/31/97                     93042                             102989
 2/28/97                     97092                             107333
 3/31/97                     95978                             104243
 4/30/97                     96484                             104060
 5/30/97                    100331                             106756
 6/30/97                    107823                             112248
 7/31/97                    112480                             113706
 8/29/97                    106203                              99104
 9/30/97                    108235                             101699
 10/31/97                    89567                              84928
 11/28/97                    85997                              81770
 12/31/97                    87028                              83552
 1/30/98                     81219                              76936
 2/27/98                     87889                              84923
 3/31/98                     90148                              88323
 4/30/98                     89933                              87187
 5/29/98                     78315                              74970
 6/30/98                     69386                              66953
 7/31/98                     71000                              68839
 8/31/98                     51529                              48676
 9/30/98                     48929                              51624
 10/30/98                    53732                              56998
 11/30/98                    58870                              61683
 12/31/98                    57976                              60558

*Commencement of operations.
--------------------------------------------------------------------------------

Policy Considerations: Despite rebounding in late 1998, emerging markets as a group (as measured by the MSCI Emerging Markets Free Index) have fallen 39% since the Fund's inception on May 31, 1994. The S&P 500 has risen 197% over the same period. Panicked selling by investors belatedly discovering that their time horizons are shorter than they had supposed has created opportunities for truly long-term investors in emerging markets. Interestingly, trade buyers (e.g., GE, Gillette, and other multinationals) are using the current downdraft in emerging markets to accelerate their acquisitions of cheap businesses. Thus, US-based portfolio investors who bail out of emerging markets and plow the proceeds into the S&P 500 are effectively selling at well below 100 cents on the dollar and reinvesting (via purchases of GE, Gillette, and other multinationals included in the S&P 500) at well above 100 cents on the dollar. (The S&P trades at roughly four times book value.) But for foundations that have not invested in emerging markets previously, the wisest course might be to eschew "pure plays" in favor of diversified funds whose managers are permitted but not compelled to invest in emerging markets (e.g., the TIFF International Equity Fund).

Performance Evaluation: Emerging markets rebounded impressively from their 3Q 1998 swoon during 4Q 1998 (MSCI Emerging Markets Free Index up 17.3%), and the Fund more than kept pace, outperforming the Index by 120 basis points. The Fund's lead manager, Emerging Markets Management, outperformed the Index all three months, generating a quarterly return of 22.9%. A substantial narrowing of discounts on emerging market closed-end funds (24% on average at year-end versus 31% on October 1) put a decent wind at the backs of the two managers that specialize in such funds (City of London and Lazard Freres). Alas, both managers tacked slightly off-course with respect to country bets and individual security selection, and both generated index-like returns. The Fund's very small investment in the well-known investment partnership Everest Frontier Capital produced a -3.4% return during the quarter, ending a year that Everest's principals and outside investors will not soon forget.

Investment Performance (For Periods Ended December 31, 1998)

                                               Total Return**
                           ---------------------------------------------------
                                Year    Cumulative Since    Annualized Since
                                Ended  Inception (5/31/94) Inception (5/31/94)
                           ---------------------------------------------------
   TIFF Emerging Markets Fund  (33.4%)       (42.0%)             (11.2%)
   MSCI Emerging Markets Free
    Index                      (27.5%)       (39.4%)             (10.4%)

-------
** Total return includes the effects of entry/exit fees received by the Fund.

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1998

  Number
 of Shares                                                      Value  +

           Long Term Investments -- 94.7%
           Common Stocks -- 72.6%
           Asia -- 24.5%
           China -- 1.7%
   218,000 Beijing Datang Power
            Generation Co., Ltd.                                   $65,426
    35,000 China Fund, Inc.                                        288,750
   102,500 Greater China Fund, Inc.                                627,813
                                                               -----------
                                                                   981,989
                                                               -----------
           Hong Kong -- 2.1%
   536,000 Anhui Expressway Co., Ltd. -Class H                      62,962
   393,000 Guangdong Kelon Electric
            Holding - Class H                                      350,037
   186,000 GZI Transportation Ltd.                                  36,495
    35,300 Johnson Electric Holdings, Ltd.                          90,678
   396,875 Lung Kee (Bermuda) Holdings Ltd.                         46,107
 1,841,655 Moulin International Holdings, Ltd.                     223,464
     3,500 Peak International Ltd.* (f)                             29,312
   119,000 Road King Infrastructure Ltd.                            87,558
   302,000 Shenzhen Expressway Co., Ltd.                            70,170
   416,000 United Pacific Industries Ltd.                           36,515
   111,000 Varitronix International Ltd.                           207,760
                                                               -----------
                                                                 1,241,058
                                                               -----------
           Indonesia -- 1.7%
   650,000 EFM Edinburgh Java Trust plc*                            83,834
    10,200 Gulf Indonesia Resources Ltd.*                           66,300
   130,500 PT Astra International Inc.*                             12,130
   235,000 PT Bakrie & Brothers*                                     6,779
    84,500 PT Hanjaya Mandala Sampoerna*                            57,146
   478,700 PT Indah Kiat Pulp & Paper Corp.*                       133,484
   483,880 PT Indorama Synthetics*                                  88,401
     3,700 PT Indosat - ADR*                                        45,094
 1,035,720 PT Mulia Industrindo*                                    49,794
   284,000 PT Pabrik Kertas Tjiwi Kim -Class F*                     75,551
   136,800 PT Petrosea*                                             29,377
   153,000 PT Ramayana Lestari Sentosa                              37,760
   542,500 PT Telekomunikasi Indonesia                             187,788
    14,100 PT Telekomunikasi Indonesia -ADR (f)                     91,650
                                                               -----------
                                                                   965,088
                                                               -----------
           Korea -- 5.7%
     3,400 Dae Duck Electronics Co*                                260,667
     2,916 Dongah Tire Industry Co*                                116,883
     9,113 Hyundai Heavy Industries                                228,584
    18,000 Korea Fund, Inc.* (f)                                   166,500
     9,730 Pohang Iron and Steel Co., Ltd.                         601,436
     7,300 Pusan Steel Pipe Corp.*                                  62,658
    11,625 Samsung Electronics Co.                                 781,781
     1,080 Samsung Fire & Marine Insurance                         405,000
    20,000 Schroder Korea Fund*                                    105,000
       837 South Korea Mobile Telecommunications Corp. Ltd.*       610,243
                                                               -----------
                                                                 3,338,752
                                                               -----------
           Malaysia -- 1.5% (b)(c)
    71,000 IJM Corp. Berhad                                         35,724
   104,000 Jaya Tiasa Holdings Berhad                              110,568

  Number
 of Shares                                                      Value  +

   113,000 Malakoff Berhad                                        $211,726
   188,000 Malaysian International Shipping Berhad                 197,895
    74,000 Malaysian Pacific Industries Berhad                      81,010
    11,000 Oriental Holdings Berhad                                 13,548
    25,250 Perlis Plantations Berhad                                20,732
   213,000 PPB Oil Palms Berhard                                   130,491
   102,000 Selangor Properties Berhad                               35,649
    28,000 Sime UEP Properties Berhad                               21,221
                                                               -----------
                                                                   858,564
                                                               -----------
           Philippines -- 1.3%
   235,840 Ayala Land, Inc. - Class B                               66,948
    14,300 Benpres Holdings Corp. - GDR*                            26,455
     9,580 Benpres Holdings Corp.
            (144A) -GDR* (d)                                        31,032
   157,000 Cosmos Bottling Corp.                                    14,788
 1,499,000 Digital Telecom Philippines, Inc.*                       36,750
    36,900 Equitable Banking Corp.                                  55,707
    61,100 First Philippine Fund, Inc.*                            358,963
     8,127 First Philippine Holdings Corp.                           4,404
   301,875 Fortune Cement Corp.*                                    12,620
   510,740 Music Corp.*                                             42,177
   830,000 Philex Mining Corp. - Class B*                            6,640
     2,652 Philippine Long Distance Telephone Co. - ADR* (f)        68,786
 1,245,000 PICOP Resources, Inc.*                                   15,101
                                                               -----------
                                                                   740,371
                                                               -----------
           Singapore -- 0.2%
     8,400 Creative Technology Ltd.                                126,000
     9,000 GP Batteries International Ltd.                          19,218
                                                               -----------
                                                                   145,218
                                                               -----------
           Taiwan -- 5.7%
    28,333 Compal Electronics, Inc.*                                92,476
   106,400 Hon Hai Precision Industry*                             588,722
    87,355 Nan Ya Plastics Corp.*                                  112,690
    46,000 Phoenixtec Power Co., Ltd.*                              90,799
   110,000 ROC Taiwan Fund                                         680,625
    29,080 Siliconware Precision Industries Co.*                    51,525
    11,066 Siliconware Precision Industries Co. - GDR* (f)         116,194
     6,309 Synnex Technology International Corp. - GDR* (f)        111,985
    59,800 Taiwan Equity Fund, Inc.                                538,200
    15,000 Taiwan Fund, Inc.                                       187,500
   280,000 Taiwan Securities Investment Trust Co.*                 322,688
    11,600 Taiwan Semiconductor*                                    25,602
    92,001 United Microelectronics Corp., Ltd.*                    115,252
   227,466 Yageo Corp.*                                            294,143
                                                               -----------
                                                                 3,328,401
                                                               -----------
           Thailand -- 2.2%
    13,500 Alucon Manufacturing Co., Ltd.                           27,931
    45,500 Bangkok Bank Public Co., Ltd.*                           94,138
   255,858 First Pacific Land, Ltd. *                               30,350
    50,900 Hana Microelectronics Public Co., Ltd. *                118,650
   102,500 KCE Electronics Public Co., Ltd. *                      226,207
    94,400 K.R. Precision Public Co., Ltd. *                        46,223
   117,900 MDX Co., Ltd.*                                            5,854
    73,100 Precious Shipping Ltd.*                                  15,124
    12,200 PTT Exploration & Production Public Co., Ltd.*           86,157

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1998

   Number
 of Shares                                                      Value  +

  1,916,000 Ruam Pattana Fund II*                                 $253,705
    152,900 Saha-Union Corp., Ltd.                                  63,269
    231,600 Shinawatra Satellite Public Co., Ltd.*                 116,599
     36,300 Siam Syntech Construction Public Co. Ltd.* (b)             501
    190,100 Thai Telephone & Communication*                         28,318
     22,300 Thai-German Ceramic Industry Co., Ltd.*                  5,844
     85,700 The Thai Farmers Bank, Ltd.*                           151,305
                                                               -----------
                                                                 1,270,175
                                                               -----------

            Asian Region -- 2.4%
     86,300 Asia Tigers Fund, Inc.                                 571,738
  1,025,000 Edinburgh New Tiger Trust*                             196,168
    450,000 Govett Asian Smaller Co.                               518,727
     80,000 Invesco Asia Trust                                      54,253
     12,200 Siam Investment Fund*                                   61,000
                                                               -----------
                                                                 1,401,886
                                                               -----------
            Total Asia (Cost $21,075,890)                       14,271,502
                                                               -----------

            Latin America -- 22.4%

            Argentina -- 2.2%
     36,000 Argentina Fund, Inc.                                   324,000
     12,800 Banco Rio de la Plata - ADR (f)                        166,400
     19,895 CEI Citicorp Holdings SA*                               66,114
     19,300 Compania Naviera Perez Companc                          81,716
     23,112 Dragados y Construcciones Argentina - Series B*         36,552
      1,456 Inversiones y Representaciones -GDR                     40,495
     26,057 Inversiones y Representaciones SA (144A) (d)            71,464
      7,200 Nortel Inversora SA - ADR (f)                          115,200
     13,900 YPF-Sociedad Anonima - ADR                             388,331
                                                               -----------
                                                                 1,290,272
                                                               -----------

            Brazil -- 2.1%
 30,740,000 Avipal SA - Avicultura e Agropecuaria                   43,036
     48,000 Brazil Fund, Inc.                                      522,000
     15,000 Brazilian Equity Fund                                   55,313
    250,000 Brazilian Smaller Companies Investment Trust plc       143,750
      9,100 Cia Paranaense Energy - ADR                             64,838
  8,900,000 Embratel Participacoes SA*                              77,359
    104,239 Gerdau Metalurgica SA                                    1,730
    590,000 Saneamento Basico do Estado de Sao Paulo                44,690
  8,900,000 Telecelular Sul Participacoe                             8,252
  8,900,000 Telecentro Oeste Celular Par*                            6,999
    380,000 Telecommunicacoes de Sao Paulo SA                       32,718
  8,900,000 Telemig Celular Participacoes*                           6,262
  8,900,000 Telenordeste Celular Participacoes                       4,494
  8,900,000 Telenorte Celular Participacoes                          2,873
  8,900,000 Telenorte Leste Participacoes                           72,939
  8,900,000 Telesp Cellular Participacoes                           38,311
  8,900,000 Telesp Participacoes SA                                114,197
                                                               -----------
                                                                 1,239,761
                                                               -----------


  Number
 of Shares                                                         Value  +

           Chile -- 3.1%
   24,900  A.F.P. Provida SA - ADR (f)                               $334,594
   26,100  Chilectra SA - ADR                                         577,995
   10,600  Compania Cia de Telecomunicaciones de Chile SA - ADR
            (f)                                                       219,287
   11,800  Cristalerias de Chile - ADR                                154,875
   10,300  Enersis SA - ADR                                           265,869
    5,400  Laboratorio Chile SA - ADR                                  77,625
   25,100  Masisa SA - ADR                                            160,012
                                                                  -----------
                                                                    1,790,257
                                                                  -----------

           Colombia -- 1.3%
   79,636  Bavaria                                                    400,749
    3,950  Cementos Paz del Rio - ADR*                                 29,482
   51,016  Exito*                                                     110,425
   71,350  Pavco SA*                                                    3,936
   80,832  Suramericana de Seguros SA                                 183,567
                                                                  -----------
                                                                      728,159
                                                                  -----------

           Mexico -- 8.3%
   10,300  Acer Computec Latino Americana (144A) - ADR (d)*            16,738
   84,082  Cemex SA de CV                                             179,902
   16,000  Cemex SA de CV - Class B                                    39,494
  131,000  Consorcio ARA SA de CV*                                    311,431
   57,000  Corporacion GEO SA de CV -Series B*                        158,574
   33,880  Corporacion Interamericana de Entretenimiento SA*           92,540
    4,517  Corporacion Interamericana de Entretenimiento SA -
             Class L*                                                   9,368
   26,600  Cydsa SA                                                    25,134
  118,000  Embotelladoras Argos-Arsab                                 130,116
   20,000  Emerging Mexico Fund, Inc.*                                116,250
   34,300  Empresas ICA SA - ADR (f)                                  154,350
   94,000  Ingenieros Civiles Asociados SA                             70,369
   98,000  ECE SA*                                                     27,561
   14,700  Fomento Economico Mexicano SA de CV - ADR (f)              391,388
   66,000  G. Accion SA de CV - Series B*                              31,381
    9,900  Grupo Casa Autrey SA de CV -ADR                             67,444
   70,000  Grupo Casa Autrey SA de CV                                  45,038
  214,000  Grupo Corvi SA (144A) (d)                                   30,309
  311,000  Grupo Financiero Banamex Accival SA de CV*                 408,374
  324,845  Grupo Financiero Banorte - Series B*                       279,330
   57,000  Grupo Industrial Maseca SA de
            CV - Series B                                              46,130
   64,000  Grupo Posadas SA - L Shares*                                27,194
  216,428  Grupo Posadas SA - Series A*                                89,774
    6,100  Grupo Posadas SA (144A) -GDR (d)*                           50,578
   14,800  Grupo Televisa SA - GDR*                                   365,375
    6,000  Grupo Televisa SA - Series CPO*                             74,901
   15,000  Grupo Tribasa SA de CV - ADR*                               25,312
   63,000  Grupo Tribasa SA de CV*                                     54,810
  127,000  Mexico Fund, Inc.                                        1,420,813
   10,900  TV Azteca SA de CV - ADR                                    72,894
                                                                  -----------
                                                                    4,812,872
                                                                  -----------


 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1998

  Number
 of Shares                                                         Value  +

           Peru -- 0.6%
    17,600 Banco Wiese                                                 $9,428
     8,200 Banco Wiese - Sponsored ADR                                 15,375
    36,584 Cementos Norte Pacasmayo SA                                 37,106
    10,642 Compania de Minas Buenaventura SA                           50,596
   183,382 Enrique Ferreyros SA*                                      165,649
     7,077 Minas Buenaventura - ADR                                    92,001
     7,031 Sedna Geotech, Inc.*                                           870
                                                                  -----------
                                                                      371,025
                                                                  -----------

           Venezuala -- 0.5%
    42,500 Bancaracas Mercados Capital -Class A*                       22,607
   391,123 Electricidad de Caracas                                    169,001
    28,248 Fondo de Valores SACA - ADR*                                95,704
     4,667 International Briquettes Holding,
            Inc. - ADR*                                                19,251
       153 Siderurgica Venazolana Sivensa SACA (144A) - ADR (d)           567
    43,716 Siderurgica Venezolana Sivensa -Class A                      2,829
     2,895 Sudamtex de Venezuela
            (144A) -ADR (d)*                                            2,895
    10,920 Venezolana Pulpa y Papel, B Shares - GDR*                    1,074
                                                                  -----------
                                                                      313,928
                                                                  -----------

           Latin American Region  -  4.3%
   400,000 Edinburgh Inca Trust plc*                                  103,180
   712,500 F&C Latin American Investment Trust*                       815,812
    26,900 Latin American Discovery Fund, Inc.                        166,444
    67,300 Latin American Equity Fund, Inc.                           483,719
 1,250,000 Morgan Grenfell Latin American
            Trust plc*                                                930,912
                                                                  -----------
                                                                    2,500,067
                                                                  -----------
           Total Latin America (Cost $20,204,311)                  13,046,341
                                                                  -----------

           Europe and Middle East -- 14.1%

           Croatia -- 0.2%
     5,000 Pliva d.d. - GDR                                            82,528
     1,800 Pliva d.d. (144A) - GDR (d)                                 29,880
                                                                  -----------
                                                                      112,408
                                                                  -----------

           Czech Republic -- 1.4%
     7,500 Ceske Radiokomunikace - GDR (Reg S)*                       241,875
     4,450 CKD Praha Holding AS*                                       18,459
       667 Deza Valasske Mezirici AS                                   11,890
     5,685 Sporitelni Privatizacni Cesky*                              73,873
    10,486 Sporitelni Vynosovy Investic                                73,021
    29,756 Zivnobanka - Investicni Fond                               403,019
                                                                  -----------
                                                                      822,137
                                                                  -----------

           Egypt -- 0.3%
     5,714 Arab International Construction*                            38,546
     1,800 Egypt Pharmaceuticals                                       90,513
       500 Heliopolis Housing*                                         39,366
                                                                  -----------
                                                                      168,425
                                                                  -----------

           Greece -- 2.3%
     1,232 Alpha Credit Bank                                          128,614
     8,666 Attica Enterprises SA                                       77,712
     8,806 General Construction SA                                     45,619
    40,500 Greek Progress Fund S.A.                                   616,399

  Number
 of Shares                                    Value  +


    4,171  Hellenic Telecommunications
            Organization SA                     $111,018
    1,454  National Bank of Greece SA            327,267
                                             -----------
                                               1,306,629
                                             -----------

           Hungary -- 1.5%
    2,014  EGIS Rt.                               45,663
   30,490  Matav Rt.                             173,668
   18,430  Mol Magyar Olaj - Es Gazipari         503,559
    3,224  OTP Bank Rt.*                         160,961
                                             -----------
                                                 883,851
                                             -----------

           Israel -- 1.4%
   45,000  Bank Hapoalim Ltd.                     81,550
    3,720  ECI Telecommunications Ltd.           132,525
    1,890  Elite Industries Ltd.*                 57,768
  149,058  Israel Fund (The) plc*                117,011
   16,600  Koor Industries Ltd. - ADR*           289,462
    5,400  NICE-Systems Ltd. - ADR (f)*          116,775
                                             -----------
                                                 795,091
                                             -----------

           Lebanon -- 0.1%
    6,400  Lebanon Holdings*                      40,000
                                             -----------

           Lithuania -- 0.0% ++
    1,500  Birzai Milk - GDR*                      9,449
    5,780  Rokiskio Surio - ADR (Reg S)*          14,305
                                             -----------
                                                  23,754
                                             -----------

           Poland -- 1.9%
    3,261  Bank Ochrony Srodowiska SA             55,358
    1,360  Bank Slaski SA                         70,619
   10,770  Elektrim Spolka Akcyjna SA            116,765
   71,860  Flemings Poland Funds Ltd.*           492,241
    8,025  Mostostal Gdansk SA*                   32,741
   11,090  Mostostal Warszawa SA*                 56,004
    9,300  Softbank SA - GDR (Reg S)*            246,450
    1,000  Wielkopolski Bank Kredytowy SA          6,305
                                             -----------
                                               1,076,483
                                             -----------

           Portugal -- 0.5%
   19,800  Portugal Fund, Inc.                   309,375
                                             -----------

           Romania -- 0.1%
    1,900  Banca Turco Romana - GDR*               9,690
  124,827  Rolast SA*                              6,953
   64,310  Terapia SA*                            34,356
                                             -----------
                                                  50,999
                                             -----------

           Russia -- 0.8%
   20,000  Fleming Russia Securities Fund*        66,000
    5,500  Gazprom (144A) - ADR (d)               46,613
   12,400  JSC Surgutneftegaz - ADR*              39,991
   14,700  Lukoil Oil Co. - ADR* (f)             227,869
           New Century Fund XI, LP (b)(c)         94,045
                                             -----------
                                                 474,518
                                             -----------

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1998

   Number
 of Shares                                                       Value  +

            Slovenia -- 0.0% ++
        800 SKB Banka (144A) - GDR (d)                               $5,760
                                                                -----------
            Turkey -- 1.0%
 15,131,422 Akbank T.A.S.                                           307,276
  3,056,000 Aksigorta AS                                             93,088
  2,378,000 Dogan Sirketler Grubu Holdings                           16,600
    363,938 Enka Holding Yatirim AS                                  35,220
  8,613,000 Haci Omer Sabanci Holding AS                            132,546
     16,000 Usas Ucak Servisi AS                                     22,846
                                                                -----------
                                                                    607,576
                                                                -----------

            European Region -- 2.6%
    200,000 Advance Developing Markets Trust*                       277,921
    270,000 Baring Emerging Europe Trust*                           355,050
    800,000 Central European Growth Fund*                           512,574
      1,445 Global Telesystems Group, Inc. (f)*                      80,559
     12,690 Julius Meinl International                              285,606
     81,175 Nelson Gold Corp. Ltd.*                                   7,402
                                                                -----------
                                                                  1,519,112
                                                                -----------
            Total Europe and Middle East (Cost $10,382,705)       8,196,118
                                                                -----------

            India Sub-Continent -- 5.4%

            India -- 5.0%
     42,200 Bharat Heavy Electricals Ltd.                           261,238
     23,000 Bharat Petroleum Corp                                   126,440
      6,000 Cipla Ltd.                                              121,464
     27,840 Gujarat Ambuja Cements - GDR                            177,480
     19,920 Hindalco Industries Ltd. - GDR                          233,562
     45,800 Hindustan Petroleum Corp., Ltd.                         253,833
      2,000 Housing Development Finance Corp. Ltd.*                 102,711
     17,400 Indian Hotels Co., Ltd. - (144A) GDR (Reg S) (d)*       152,250
      8,020 Larsen & Toubro Ltd. - GDR (Reg S) (f)                   57,143
      2,600 Larsen & Toubro Ltd. (144A)
             - GDR (d)                                               19,640
     48,100 Mahanagar Telephone Nigam Ltd. (Reg S)                  207,729
      5,800 Mahanagar Telephone Nigam Ltd. - GDR                     70,760
     13,000 NIIT Ltd.*                                              497,613
     19,500 Pentafour Software and Export Ltd.                      255,360
     17,800 Satyam Computer Services                                305,268
     20,356 Tata Engineering & Locomotive Ltd. - GDR*                81,424
                                                                -----------
                                                                  2,923,915
                                                                -----------

            Pakistan -- 0.3%
     30,194 Engro Chemicals Pakistan Ltd.                            54,647
     39,400 Hub Power Co., Ltd.                                      10,108
     41,666 Pakistan State Oil Co., Ltd.                             65,685
    183,280 Sui Northern Gas Pipelines*                              33,189
                                                                -----------
                                                                    163,629
                                                                -----------

            Sri Lanka -- 0.1%
      4,693 Aitken Spence & Co., Ltd.                                 7,307
      6,300 Development Financial Corp. of Ceylon                    13,631
     15,221 National Development Bank                                28,484
                                                                -----------
                                                                     49,422
                                                                -----------
            Total Indian Sub-Continent (Cost $4,488,713)          3,136,966
                                                                -----------



  Number
 of Shares                                                        Value  +

           Africa -- 5.2%

           Botswana -- 0.2%
  117,800  Sechaba Investment Trust                                 $135,894
                                                                 -----------

           Ghana -- 0.2%
   13,700  Ashanti Goldfields Co., Ltd. - GDR                        128,437
                                                                 -----------

           Mauritius -- 0.2%
   20,000  Mauritius Fund, Ltd.                                      120,000
                                                                 -----------

           South Africa -- 4.6%
    7,900  Amalgamated Banks of South Africa                          37,497
    8,100  Anglo American Corp. of South Africa Ltd.                 228,476
   42,089  Billiton plc                                               83,778
    6,800  Billiton plc - ADR                                         13,524
   11,847  Brait SA*                                                  68,426
  223,330  CorpGro Ltd.                                              155,776
  165,800  Creditsure Holdings Ltd*                                   73,333
  152,900  Illovo Sugar Ltd.                                         162,577
   14,632  Liberty Life Association of Africa                        201,632
   54,400  Molope Group Ltd*                                          49,513
   21,855  New South Africa Fund, Inc.                               200,793
  720,000  Old South Africa Trust                                    934,632
  159,300  Protea Furnishers Ltd.*                                    66,398
   16,242  Sasol Ltd.                                                 61,481
    8,004  South African Breweries Ltd.                              135,079
  266,121  Sun International Ltd.                                     43,916
   79,069  Super Group Ltd.                                          139,225
                                                                 -----------
                                                                   2,656,056
                                                                 -----------

           Zimbabwe -- 0.0% ++
  200,000  Trans Zambezi Industries Ltd. (144A) - GDR (d)*             6,000
                                                                 -----------

           African Region -- 0.0% ++
    2,400  Morgan Stanley Africa Investment Fund, Inc.                19,950
                                                                 -----------
           Total Africa (Cost $4,248,244)                          3,066,337
                                                                 -----------

           General Emerging Markets -- 1.0%
  450,000  Foreign & Colonial Emerging Markets plc*                  297,684
   16,300  Morgan Stanley Emerging Markets Fund, Inc.                131,419
  100,000  Templeton Emerging Markets Investment Trust plc           147,282
                                                                 -----------
           Total General Emerging Markets (Cost $793,621)            576,385
                                                                 -----------
           Total Common Stocks (Cost $61,193,484)                 42,293,649
                                                                 -----------

           Limited Partnerships -- 17.9%
           Everest Capital Frontier Ltd. LP (b)(c)*                1,513,361
           Explorador Fund, L.P. (b) (c)*                          2,127,841
           Investable Emerging Markets Country Fund LP (b) (c)     6,763,123
                                                                 -----------
           Total Limited Partnerships (Cost $15,122,143)          10,404,325
                                                                 -----------

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1998

   Number
 of Shares                                                         Value  +

            Preferred Stocks -- 3.9%
            Brazil -- 3.8%
  5,100,000 Banco do Estada de Sao Paulo SA                       $   211,093
    440,000 Cia Cimento Portland Itau                                  50,083
  3,187,000 Cia Electricidade Bahia                                   108,142
  2,470,000 Cia Energetica Brasilia                                    55,002
  1,368,666 Cia Energetica do Brasilia - Class B                       27,192
 89,000,000 Cia Energetica do Ceara - Class A                         221,026
    323,912 Cia Riograndense Telecom                                  116,640
    400,000 Cia Tecidos Norte de Mina                                  43,046
  5,500,000 Embratel Participacoes*                                    75,124
    319,000 Empresa Brasileira de Compressores SA                      92,414
    289,000 Industrian Klabin de Papel e Celulose SA                   55,025
    514,000 Iven SA*                                                  102,132
     97,800 Marcopolo SA                                               89,056
  3,444,591 Metalurgica Gerdau SA                                      57,030
  1,996,000 Patroleo Brasileiro SA                                    226,368
 41,600,000 Tele Nordeste Celular                                      37,881
 25,300,000 Telecelular Sul Participacoes                              42,725
  1,400,000 Telecentro Oest Celular*                                    1,472
    910,000 Telecommunicacoes Sao Paulo                               124,070
 21,800,000 Telemig Celular Parricipacoes*                             24,182
 22,500,000 Telenorte Leste                                           281,250
    278,000 Telepar Celular SA - Class B                               17,486
  1,020,000 Telerj Cellular SA*                                        16,043
  1,560,000 Telerj Celular SA - Class B                                36,805
    941,714 Telesp Celular SA - Class B                                41,395
  1,400,000 Telesp Participacoes SA                                    31,871
                                                                  -----------
                                                                    2,184,553
                                                                  -----------

            Hungary -- 0.1%
      1,040 OTP Bank Rt.*                                              32,241
                                                                  -----------
            Total Preferred Stocks (Cost $3,606,175)                2,216,794
                                                                  -----------
                                                       Expiration
                                                          Date
            Warrants -- 0.2%
     75,000 F & C Latin American Investment Trust
             (Latin America)*                            7/31/00       38,625
     10,000 GP Batteries International, (Singapore)*    11/15/00        7,850
      7,600 GZI Transport Ltd. (Hong Kong)*              1/29/99           10
    250,000 Morgan Grenfell Latin American Trust plc
             (Latin America)*                            6/30/10       54,086
     58,506 Moulin International Holdings Ltd.
             (Hong Kong)*                               10/16/99          514
     20,080 PT Indah Kiat Pulp & Paper (Indonesia)*      7/11/02        2,600

  Number                     Expiration
 of Shares                      Date    Value  +
     1,225 Thai Farmers
            Bank (Thailand)*  9/15/02      $166
                                        -------
           Total Warrants
            (Cost $138,686)             103,851
                                        -------
  Nominal
  Amount
           Options -- 0.0%
           ++
 BRL 2,350 Brazilian Real
            Put Option,
            strike price
            $1.42* (Brazil)
            (Cost $63,040)     3/2/99    25,530
                                        -------

 Principal                               Interest Maturity
 Amount (a)                                Rate     Date
            Convertible Bonds -- 0.1%
    48,000  App Global Finance V. Ltd.
             (United Kingdom)             2.000%  7/25/00       34,560
    83,000  Bacnotan Consolidated
             (Philippines)                5.500%  6/21/04       29,880
                                                           -----------
            Total Convertible Bonds (Cost
             $70,929)                                           64,440
                                                           -----------
            Total Long Term Investments
             (Cost $80,194,457)                             55,108,589
                                                           -----------

            Short Term Investments -- 7.1%
            Time Deposit -- 3.2%
 1,867,115  BankBoston NA (e)
             (Cost $1,867,115)            5.630%   1/4/99    1,867,115
                                                           -----------
            Repurchase Agreement -- 3.9%
 2,252,688  Investors Bank & Trust Co. Repurchase
             Agreement, issued 12/31/98, proceeds at
             maturity $2,253,752 (collateralized by
             $2,345,246 FNR Ser. G-50 Cl-FA, 4.475% due
             12/25/21, market value $2,366,038)
            (Cost $2,252,688)             4.250%   1/4/99   $2,252,688
                                                           -----------
            Total Short Term Investments
             (Cost $4,119,803)                               4,119,803
                                                           -----------
            Total Investments (Cost $84,314,260) -
              101.8%                                        59,228,392
            Liabilities in excess of other
             assets - (1.8%)                                (1,060,983)
                                                           -----------
            Net Assets  - 100.0%                           $58,167,409
                                                           ===========

 TIFF Emerging Markets Fund / Schedule of Investments        December 31, 1998


Summary of Industry Classifications
(as a % of total market value):

Banking                            4.1%
Basic Industries                   4.1
Consumer Cyclical                  8.4
Consumer Non-Cyclical              1.8
Diversified Investment Vehicles   39.9
Energy                             3.5
Financial Services                 9.1
Industrial                         7.3
Insurance                          3.1
Metals and Mining                  1.0
Miscellaneous                      0.3
Repurchase Agreements              3.8
Technology                         6.7
Utilities                          6.9
                                 -----
Total                            100.0%
                                 =====

   +
    See Note 2 to the Financial Statements.
  ++
    Round to less than 0.1%.
   *
    Non-income producing security.
 ADR
    American Depositary Receipts
 BRL
    Brazilian Real (in thousands)
 FNR
    Fannie Mae Remic
 GDR
    Global Depository Receipts
 (a)
    Face amount in U.S. dollars unless otherwise noted
 (b)
    Security is fair valued in good faith under procedures established by the Board of Directors of the Fund.
 (c)
    Restricted security.
 (d)
    Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998 the aggregate value of these securities was $463,726 or 0.80% of net assets.
 (e)Investment from cash collateral received for securities on loan at December 31, 1998.
 (f)Security or portion thereof was on loan at December 31, 1998.

    See accompanying Notes to Financial Statements.

 TIFF U.S. Equity Fund                                       December 31, 1998

                             [GRAPH APPEARS HERE]

-----------------------------------------------------------------------------
Comparison of Change in Value of $100,000 Investment in TIFF U.S. Equity Fund
                       and the Wilshire 5000 Index

--------------------------------------------------------
Past performance is not predictive of future performance.
--------------------------------------------------------

                        TIFF U.S. Equity Fund             Wilshire 5000 Index
*5/31/94                       100000                           100000
 6/30/94                        97800                            97325
 7/29/94                       100900                           100214
 8/31/94                       104700                           104640
 9/30/94                       103000                           102614
 10/31/94                      104800                           104290
 11/30/94                      101064                           100471
 12/30/94                      103392                           101825
 1/31/95                       105354                           104025
 2/28/95                       109687                           108168
 3/31/95                       112267                           111019
 4/28/95                       114955                           113778
 5/31/95                       118278                           117632
 6/30/95                       122744                           121384
 7/31/95                       128357                           126379
 8/31/95                       130341                           127611
 9/29/95                       133788                           132478
 10/31/95                      132823                           131148
 11/30/95                      138657                           136705
 12/29/95                      140635                           138940
 1/31/96                       144842                           142662
 2/29/96                       147684                           145157
 3/29/96                       150413                           146745
 4/30/96                       154566                           150371
 5/31/96                       157758                           154482
 6/28/96                       156391                           153211
 7/31/96                       148646                           144945
 8/30/96                       152991                           149582
 9/30/96                       158594                           157546
 10/31/96                      162595                           159748
 11/29/96                      172248                           170331
 12/31/96                      171454                           168411
 1/31/97                       179072                           177426
 2/28/97                       179697                           177344
 3/31/97                       171954                           169500
 4/30/97                       180462                           176892
 5/30/97                       191741                           189425
 6/30/97                       199887                           198127
 7/31/97                       214312                           213359
 8/29/97                       208907                           205339
 9/30/97                       221980                           217456
 10/31/97                      217932                           210213
 11/28/97                      223993                           217095
 12/31/97                      228133                           221107
 1/30/98                       228715                           222308
 2/27/98                       244594                           238492
 3/31/98                       256539                           250429
 4/30/98                       259739                           253402
 5/29/98                       253464                           246659
 6/30/98                       256675                           255307
 7/31/98                       244972                           249713
 8/31/98                       204558                           210825
 9/30/98                       211294                           224596
 10/30/98                      227907                           241306
 11/30/98                      242680                           256501
 12/31/98                      255171                           272914

*Commencement of operations.
--------------------------------------------------------------------------------

Policy Considerations: The Fund is designed as a diversified vehicle for that portion of Members' assets committed to US stocks. Accordingly, it employs a combination of managers that, collectively, provide exposure to all market sectors. The Fund's distinctive structure reflects the belief that governing boards are ill-equipped to win the difficult game of sector rotation (growth versus value, etc.). The Fund's structure is distinctive not because it entails broad diversification but because it does so by combining active strategies with a low cost "active completeness" portfolio.

Performance Evaluation: Since inception, the Fund has generated an annualized return of 22.6%, outperforming the average domestic equity fund (as reported by Lipper) by 3.4% per annum but underperforming its primary benchmark (the Wilshire 5000) by 1.9% per annum. The Fund's "Active Completeness" manager (Martingale) has done a good job keeping the Fund's assets diversified across investment sectors--no easy task given the small company and value biases of the Fund's other managers--but two powerful trends overwhelmed the firm's efforts during 4Q 1998: the very largest US stocks clobbered all other issues, and the most expensive (high P/E) stocks became even more expensive, relatively speaking.

Investment Performance (For Periods Ended December 31, 1998)

                                         Total Return**
                           --------------------------------------------
                          Year   Cumulative Since    Annualized Since
                          Ended Inception (5/31/94) Inception (5/31/94)
                           --------------------------------------------
   TIFF U.S. Equity Fund  11.9%       155.2%               22.6%
   Wilshire 5000 Index    23.4%       172.9%               24.5%

  -------
  **Total return includes the effects of entry/exit fees received by the Fund.

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1998

  Number
 of Shares                                            Value +
           Long Term Investments -- 90.0%

           Common Stocks -- 87.5%

           Aerospace -- 0.8%
  61,500   AAR Corp.                                 $1,468,313
   9,300   Emerson Electric, Inc.                       562,650
   2,200   Lockheed Martin Corp*                        186,450
   2,100   United Technologies Corp.                    228,375
                                                     ----------
                                                      2,445,788
                                                     ----------

           Agriculture/Food -- 0.1%
 750,000   Eastern Equities Corp. Ltd.                  194,150
  15,000   Eskimo Pie Corp.                             198,750
                                                     ----------
                                                        392,900
                                                     ----------

           Airlines -- 0.2%
   2,700   AMR Corp.*                                   160,313
   8,500   Delta Airlines, Inc.*                        442,000
                                                     ----------
                                                        602,313
                                                     ----------

           Banks -- 6.2%
  58,400   Bankamerica Corp.                          3,511,300
   9,662   BB&T Corp.                                   389,499
  19,580   CCB Financial Corp.                        1,116,060
  49,300   Chase Manhattan Corp.                      3,355,482
  53,000   Citigroup, Inc.                            2,623,500
   2,400   Comerica, Inc.                               163,650
  55,800   First Union Corp.                          3,393,338
  42,727   HUBCO, Inc.                                1,287,150
  12,834   Mercantile Bancorporation                    591,968
   9,400   PNC Bank Corp.                               508,775
  33,000   Six Rivers National Bank - Eureka*           383,625
   6,700   Suntrust Banks, Inc.                         512,550
  50,000   Vermont Financial Services Corp.           1,662,500
                                                     ----------
                                                     19,499,397
                                                     ----------

           Chemicals -- 2.9%
 123,500   Albemarle Corp.                            2,933,125
  74,160   Ecoscience Corp.*                            305,910
  10,200   FMC Corp.*                                   571,200
  90,400   McWhorter Technologies, Inc.*              2,067,900
  30,000   Rogers Corp.*                                896,250
  51,500   Scotts Co. - Class A*                      1,979,531
  24,600   W.R. Grace & Co.*                            385,913
                                                     ----------
                                                      9,139,829
                                                     ----------

           Circuits -- 0.2%
   9,700   Motorola, Inc.                               592,306
                                                     ----------
           Computer Software --  4.0%
   7,700   BMC Software, Inc.*                          343,131
  61,600   BroadVision, Inc.*                         1,971,200
  20,200   Computer Associates International, Inc.      861,025
 105,500   Conductus, Inc.*                             164,844
   3,500   Ingram Micro, Inc.*                          122,063
  90,000   Metrowerks, Inc.*                            351,576
  55,500   Microsoft Corp.*                           7,697,157
   9,300   Novell, Inc.*                                168,563
  15,900   Oracle Corp.*                                685,688
                                                     ----------
                                                     12,365,247
                                                     ----------

  Number
 of Shares                                                Value +
           Computers -- 4.7%
   3,300   Apple Computer Inc.*                            $135,094
  93,000   Bull Run Corp.*                                  313,875
  14,000   Compaq Computer Corp.                            587,125
  38,900   Dell Computer Corp.*                           2,846,993
   4,700   EMC Corp.*                                       399,500
   8,100   Gateway 2000, Inc.*                              414,619
   3,600   Hewlett-Packard Co.                              245,925
  34,000   International Business Machines Corp.          6,281,499
  20,700   Lexmark International Group, Inc. -Class A*    2,080,350
   2,900   Tech Data Corp.*                                 116,725
  95,400   Valmont Industries, Inc.                       1,323,674
                                                         ----------
                                                         14,745,379
                                                         ----------
           Construction -- 1.9%
   8,300   Caterpillar, Inc.                                381,800
 158,300   Johns Manville Corp.                           2,602,056
  99,700   Layne, Inc.*                                     735,288
 142,900   Walter Industries, Inc.*                       2,188,156
                                                         ----------
                                                          5,907,300
                                                         ----------
           Cosmetics -- 0.1%
   3,700   Gillette Co.                                     178,756
                                                         ----------
           Data Processing -- 0.2%
   6,700   Automatic Data Processing, Inc.*                 537,256
                                                         ----------
           Direct Marketing -- 0.3%
  30,900   Pittston Brinks Group                            984,938
                                                         ----------

           Electrical Utilities -- 1.0%
  11,300   Baltimore Gas and Electric Co.                   348,888
   4,800   DTE Energy Co.                                   205,800
  16,700   FPL Group, inc                                 1,029,138
  13,700   Houston Industries, Inc.                         440,113
  29,700   Public Service Enterprise Group, Inc.          1,188,000
                                                         ----------
                                                          3,211,939
                                                         ----------

           Electronic Equipment -- 0.9%
   8,500   Honeywell, Inc.                                  640,156
  18,600   Lucent Technologies, Inc.                      2,046,000
                                                         ----------
                                                          2,686,156
                                                         ----------

           Electronics -- 0.7%
  14,400   PG & E Corp.                                     453,600
  71,600   Sensormatic Electronics Corp.*                   496,725
 676,000   Strategic Diagnostic, Inc.*                    1,352,000
                                                         ----------
                                                          2,302,325
                                                         ----------

           Environmental Services -- 0.1%
   6,200   Waste Management Inc.                            289,075

                                                         ----------
           Financial -- 1.0%
 103,000   San Juan Basin Royalty Trust                     560,063
 100,000   Seacoast Financial Services Corp.*             1,025,000
  34,000   Xtra Corp.*                                    1,406,750
                                                         ----------
                                                          2,991,813
                                                         ----------

           Financial Services -- 4.0%
   1,600   American Express Co.                             163,600
   3,300   Capital One Financial Corp.                      379,500
   6,600   Federal Home Loan Mortgage Corp.                 425,288
  20,500   Federal National Mortgage Association          1,517,000

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1998

  Number
 of Shares                                                Value +
  71,300   General Electric Co.                          $7,277,056
  33,700   Household International, Inc.                  1,335,363
  15,500   Morgan Stanley, Dean Witter, Discover & Co.    1,100,500
   8,600   Paychex, Inc.                                    442,363
                                                         ----------
                                                         12,640,670
                                                         ----------

           Food & Beverages -- 3.9%
   9,200   Anheuser-Busch Companies, Inc.                   603,750
  21,600   Canandaigua Wine Co., Inc. -  Class A*         1,248,749
  41,400   Coca-Cola Co.                                  2,768,624
  14,000   Coca-Cola Enterprises, Inc.                      500,500
  21,100   Conagra Inc.                                     664,649
  21,600   First Brands Corp.                               851,850
   2,900   Heinz (H.J.) Co.                                 164,213
  12,600   IBP, Inc.                                        366,975
 168,400   Pepsi-Cola Puerto Rico Bottling Co. -
            Class B*                                        873,574
   5,400   Quaker Oats Co.                                  321,300
  16,300   Ralston Purina Group                             527,713
   7,100   Richfood Holdings Inc.                           147,325
   7,000   Safeway, Inc.*                                   426,562
  19,100   Smithfield Foods, Inc.*                          647,012
   8,200   Suiza Foods Corp.*                               417,687
  31,800   Supervalu, Inc.                                  890,400
  16,400   Sysco Corp.                                      449,975
  21,500   Universal Foods Corp.                            589,905
                                                         ----------
                                                         12,460,763
                                                         ----------

           Gas & Water Utilities -- 0.2%
   9,800   Columbia Energy Group                            565,950
                                                         ----------

           Health Care -- 1.9%
 266,700   Embrex, Inc.*                                  1,333,500
   5,600   IMS Health, Inc.*                                422,450
 250,700   Pharmchem Laboratories*                        1,159,488
  53,500   Protocol Systems, Inc.*                          381,188
 230,000   ReSound Corp.*                                   862,500
  16,700   Tenet Healthcare Corp.*                          438,375
  30,000   Universal Health Services, Inc. -  Class B*    1,556,250
                                                         ----------
                                                          6,153,751
                                                         ----------

           Home Products -- 2.1%
  16,700   Avon Products, Inc.                              738,975
  10,500   Libbey Inc.                                      303,844
  59,100   Procter & Gamble Co.                           5,396,569
                                                         ----------
                                                          6,439,388
                                                         ----------

           Hotels/Restaurants -- 1.0%
     380   CKE Restaurants Inc.*                             11,186
  47,766   Morrison Health Care, Inc.                       910,539
  80,000   Ruby Tuesday, Inc.                             1,700,000
  30,600   Ryan's Family Steak House, Inc.*                 378,675
                                                         ----------
                                                          3,000,400
                                                         ----------

           Industrial Parts -- 0.9%
  21,700   Ingersoll-Rand Co.                             1,018,544
  22,200   Tyco International Ltd.                        1,674,713
                                                         ----------
                                                          2,693,257
                                                         ----------

  Number
 of Shares                                        Value +
           Industrial Services -- 0.1%
  10,400   GATX Corp.                              $393,900
                                                 ----------

           Information Services -- 1.0%
  11,600   America Online, Inc.*                  1,856,000
   7,100   Computer Sciences Corp.                  457,506
  10,800   First Data Corp.                         342,225
   4,700   Keane, Inc.*                             187,706
     600   Yahoo! Inc.*                             142,163
                                                 ----------
                                                  2,985,600
                                                 ----------
           Insurance -- 4.2%
   5,100   Aetna, Inc.                              400,988
 101,100   Allstate Corp.                         3,904,987
  12,100   American International Group           1,169,162
  21,700   Cigna Corp.                            1,677,681
 169,700   CNA Surety Corp.                       2,672,774
  51,800   Conseco, Inc.                          1,583,137
   8,400   Hartford Financial Services Group        460,950
   5,300   Lincoln National Corp.                   433,605
   7,500   Loews Corp.                              736,874
   8,800   Travelers Property Casualty              272,800
                                                 ----------
                                                 13,312,958
                                                 ----------

           Leisure -- 1.2%
  24,200   Eastman Kodak Co.                      1,742,400
  29,800   Pegasus Systems Inc.*                  1,072,800
  10,000   Polaris Industries Inc.                  391,875
  41,000   Rawlings Sporting Goods Co.*             463,813
                                                 ----------
                                                  3,670,888
                                                 ----------

           Media -- 0.3%
  26,300   The Walt Disney Co.                      789,000
   2,800   Time Warner, Inc.                        173,775
                                                 ----------
                                                    962,775
                                                 ----------

           Medical Products & Supplies -- 0.9%
   3,900   Becton Dickinson & Co.                   166,481
  13,300   Dentsply International Inc.              342,475
   2,900   Guidant Corp.*                           319,725
  14,400   Medtronic, Inc.                        1,069,200
  27,000   Perclose Inc.*                           894,375
                                                 ----------
                                                  2,792,256
                                                 ----------

           Mining & Metals -- 2.1%
  51,400   Asarco, Inc.                             774,213
  40,900   Barrick Gold Corp.                       797,550
  62,000   Checkpoint Systems, Inc.*                767,250
  23,600   Imperial Oil Ltd.                        379,075
   9,300   Owens-Illinois, Inc.*                    284,813
  93,500   Pioneer Natural Resources Co.            818,125
   5,300   Solectron Corp.*                         492,569
  54,300   Stillwater Mining Co.*                 2,226,300
 134,000   Zimbabwe Platinum*                        26,233
                                                 ----------
                                                  6,566,128
                                                 ----------

           Motor Vehicles -- 1.9%
  52,600   Ford Motor Co.                         3,086,962
  27,900   General Motors Corp.                   1,996,594
 127,700   Treadco, Inc.*                           861,975
                                                 ----------
                                                  5,945,531
                                                 ----------

           Multimedia -- 0.4%
 100,500   Gray Communications Systems, Inc. -
            Class B                               1,375,594
                                                 ----------

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1998

 Number
of Shares                                           Value +
           Oil & Gas -- 2.5%
 12,500    Coastal Corp.                             $436,719
  7,300    Devon Energy Corp.                         224,019
  6,100    Enron Corp.                                348,081
 88,600    Exxon Corp.                              6,478,875
  7,700    USX-Marathon Group, Inc.                   231,963
                                                   ----------
                                                    7,719,657
                                                   ----------

           Paper/Forest Products -- 2.6%
117,900    Albany International Corp.*              2,232,730
 77,600    Caraustar Industries, Inc.               2,216,450
  6,400    Fort James Corp.                           256,000
  8,500    Kimberly-Clark Corp.                       463,250
148,100    Playtex Products Inc.*                   2,378,856
 28,000    United Stationers, Inc.*                   728,000
                                                   ----------
                                                    8,275,286
                                                   ----------

           Pharmaceuticals -- 7.4%
 14,200    American Home Products Corp.               799,637
 15,700    Amgen, Inc.*                             1,641,631
  4,000    Biogen, Inc.*                              332,000
 40,800    Bristol-Myers Squibb Co.*                5,459,549
 35,700    Eli Lilly & Co.                          3,172,838
 15,300    Johnson & Johnson (Medical Products)     1,283,287
  4,900    Merck & Company, Inc.*                     723,668
 50,800    Owens & Minor, Inc.                        800,100
 12,300    Pfizer, Inc.                             1,542,881
 75,800    Schering-Plough Corp.*                   4,187,950
 41,000    Warner-Lambert Co.                       3,082,688
                                                   ----------
                                                   23,026,229
                                                   ----------

           Producer Goods -- 1.5%
 50,000    C&D Technologies, Inc.                   1,375,000
126,300    Daniel Industries                        1,531,388
 79,400    Scotsman Industries, Inc.                1,632,663
                                                   ----------
                                                    4,539,051
                                                   ----------

           Publishing -- 2.0%
 47,900    Gannett Company, Inc.                    3,089,550
194,200    Primedia, Inc.*                          2,281,850
  6,700    Tribune Co.                                442,200
  7,800    Viacom, Inc. - Class B*                    577,200
                                                   ----------
                                                    6,390,800
                                                   ----------

           Railroads -- 1.9%
110,300    Canadian Pacific Ltd.                    2,081,913
 79,900    Westinghouse Air Brake Co.               1,952,556
103,500    Wisconsin Central Transportation Corp.*  1,778,906
                                                   ----------
                                                    5,813,375
                                                   ----------

           Retail (Foods) -- 0.5%
 19,600    Albertson's Inc.                         1,248,275
 16,200    Casey's General Store, Inc.                211,107
                                                   ----------
                                                    1,459,382
                                                   ----------

           Retail (Other) -- 4.2%
  6,500    Best Buy Company, Inc.*                    398,938
 75,125    Consolidated Stores Corp.*               1,516,586
 14,400    Dayton Hudson Corp.                        781,200
800,000    DB Group Ltd.*                           1,183,392
 11,100    GAP Stores                                 624,375
125,000    Geerlings & Wade, Inc.*                  1,148,438

  Number
 of Shares                                            Value +
  14,800   Intimate Brands, Inc.                       $442,150
  63,700   K Mart Corp.*                                975,406
   3,500   Loews Co.'s, Inc.                            179,156
   8,200   May Department Stores                        495,075
   6,400   Michaels Stores, Inc.*                       115,800
  14,600   Ross Stores, Inc.                            574,875
  40,500   Sears, Roebuck and Company                 1,721,250
  12,900   Shopko Stores, Inc.*                         428,925
   6,000   Tandy Corp.                                  247,125
  36,600   TJX Companies, Inc.                        1,061,400
   9,900   Wal-Mart Stores, Inc.                        806,231
  15,300   Zale Corp.*                                  493,425
                                                     ----------
                                                     13,193,747
                                                     ----------

           Semiconductor -- 2.1%
  54,300   Intel Corp.                                6,437,944
                                                     ----------

           Services -- 1.0%
   4,300   Equifax, Inc.                                147,006
 115,700   Exponent, Inc.*                              694,200
  36,500   Hilb, Rogal & Hamilton Co.                   725,438
  37,950   ITT Educational Services, Inc.*            1,290,300
  15,000   Volt Information Sciences, Inc.*             338,438
                                                     ----------
                                                      3,195,382
                                                     ----------

           Steel -- 0.2%
  30,844   Allegheny Teledyne, Inc.                     630,374
                                                     ----------

           Telecommunications -- 5.5%
   3,100   Airtouch Communications, Inc.*               223,588
   2,600   Ameritech Corp.                              164,775
  73,200   AT & T Corp.                               5,508,300
  12,300   BCE, Inc.                                    466,631
  17,300   Bell Atlantic Corp.                          916,900
  35,200   BellSouth Corp.                            1,755,600
  20,700   GTE Corp.                                  1,345,500
  12,800   MCI Worldcom, Inc.*                          918,400
   4,600   Northern Telecom Ltd.                        230,575
  81,900   SBC Communications, Inc.                   4,391,888
   7,100   Sprint Corp.                                 597,288
   9,100   U.S. West, Inc.                              588,088
                                                     ----------
                                                     17,107,533
                                                     ----------

           Textiles, Clothing & Fabrics -- 0.1%
  16,500   Tredegar Industries, Inc.                    371,250
                                                     ----------

           Thrifts -- 1.8%
  26,000   Carolina First Corp.                         658,125
  55,566   Charter One Financial, Inc.                1,541,957
  31,395   Downey Financial Corp.                       798,610
  11,000   First Washington Bancorp Inc.                264,000
  42,000   Peoples Bank of Bridgeport, Connecticut    1,160,250
  41,500   Riverview Bancorp, Inc.                      508,375
  17,400   Washington Mutual, Inc.                      664,463
                                                     ----------
                                                      5,595,780
                                                     ----------
           Tobacco -- 0.1%
  10,800   Universal Corp.                              379,350
                                                     ----------

           Transportation -- 2.7%
  35,250   Air Express International Corp.              766,688
  60,000   Airborne Freight Corp.                     2,163,750

 TIFF U.S. Equity Fund / Schedule of Investments             December 31, 1998

  Number
 of Shares                                                     Value +
  41,800   Circle International Group, Inc.                  $    856,900
  40,000   CNF Transportation, Inc.                             1,502,500
  76,900   Fritz Companies, Inc.*                                 831,481
 100,200   Kirby Corp.*                                         1,997,738
  40,000   Pittston Bax Group, Inc.                               445,000
                                                             ------------
                                                                8,564,057
                                                             ------------
           Total Common Stocks (Cost $239,444,331)            273,531,723
                                                             ------------

           Preferred Stocks -- 0.1%
 100,000   Conductus Inc. Series B (b)                            270,000
  36,875   Norian Corp. (144A) (a) (b)                            206,500
                                                             ------------
           Total Preferred Stocks (Cost $476,500)                 476,500
                                                             ------------

           Limited Partnership -- 2.4%
           Gotham Partners (b) (c) (Cost $5,925,000)            7,417,000
                                                             ------------
           Total Long Term Investments (Cost $245,845,831)    281,425,223
                                                             ------------

            Short Term Investments -- 1.7%
 Principal                               Interest Maturity
   Amount                                  Rate     Date
            U.S. Treasury -- 0.5%
 $1,695,000 U.S. Treasury Bill++ (Cost
             $1,679,457)                  4.36%#  3/18/99     1,680,048
                                                           ------------
            Repurchase Agreement -- 1.2%
  3,603,023 Investors Bank & Trust Company Repurchase
             Agreement, issued 12/31/98 (proceeds at
             maturity $3,604,724) (Collateralized by
             $3,660,958 FNMA ARM, 7.472% due 6/1/27 with
             a market value of $3,783,844)
            (Cost $3,603,023)             4.250%  1/04/99     3,603,023
                                                           ------------
            Total Short Term Investments
             (Cost $5,282,480)                                5,283,071
                                                           ------------
            Total Investments -- 91.7%
             (Cost $251,128,311)                            286,708,294
            Other assets in excess of liabilities -- 8.3%    25,878,357
                                                           ------------
            Net Assets -- 100.0%                           $312,586,651
                                                           ============

 Number of
  Shares                                                     Value +
           Short Portfolio -- (0.0%)
           Electronics -- (0.0%)
 600       VideoLan Technologies, Inc. (Proceeds $77,718)*    $(6)
                                                              ----

*     Non-income producing security.
#     Interest rate represents the yield to maturity at the time of purchase.
+     See Note 2 to the Financial Statements.
++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C to Notes to Financial Statements.
 ARM  Adjustable Rate Mortgage
FNMA  Federal National Mortgage Association
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998, the aggregate value of these securities was $206,500 or 0.07% of net assets.
   (b) Security is valued in good faith under procedures established by the board of directors of the Fund.
   (c) Restricted security.

                See accompanying Notes to Financial Statements.

 TIFF Bond Fund                                              December 31, 1998

                             [GRAPH APPEARS HERE]

----------------------------------------------------------------------
Comparison of Change in Value of $100,000 Investment in TIFF Bond Fund
                 and the Lehman Aggregate Bond Index

--------------------------------------------------------
Past performance is not predictive of future performance.
--------------------------------------------------------

                      TIFF Bond Fund        Lehman Aggregate Bond Index
*5/31/94                  100000                      100000
 6/30/94                   99758                       99779
 7/29/94                  101275                      101770
 8/31/94                  101497                      101893
 9/30/94                  100205                      100393
 10/31/94                 100066                      100304
 11/30/94                  99905                      100081
 12/30/94                 100460                      100772
 1/31/95                  102346                      102766
 2/28/95                  104512                      105210
 3/31/95                  105359                      105855
 4/28/95                  106934                      107334
 5/31/95                  111181                      111487
 6/30/95                  111801                      112305
 7/31/95                  111524                      112054
 8/31/95                  112840                      113406
 9/29/95                  113942                      114510
 10/31/95                 115388                      115999
 11/30/95                 116908                      117737
 12/29/95                 118610                      119389
 1/31/96                  119054                      120182
 2/29/96                  117078                      118093
 3/29/96                  116331                      117272
 4/30/96                  115664                      116613
 5/31/96                  115422                      116376
 6/28/96                  117029                      117939
 7/31/96                  117324                      118261
 8/30/96                  117281                      118063
 9/30/96                  119362                      120121
 10/31/96                 121903                      122782
 11/29/96                 124107                      124885
 12/31/96                 123060                      123723
 1/31/97                  123748                      124102
 2/28/97                  124292                      124411
 3/31/97                  123126                      123032
 4/30/97                  124785                      124874
 5/30/97                  125845                      126055
 6/30/97                  127304                      127551
 7/31/97                  130778                      130990
 8/29/97                  129670                      129873
 9/30/97                  131527                      131789
 10/31/97                 133092                      133701
 11/28/97                 133502                      134316
 12/31/97                 134869                      135679
 1/30/98                  135944                      137416
 2/27/98                  135951                      137312
 3/31/98                  136666                      137784
 4/30/98                  137356                      138503
 5/29/98                  138583                      139817
 6/30/98                  139869                      141003
 7/31/98                  139876                      141303
 8/31/98                  141515                      143602
 9/30/98                  143165                      146965
 10/30/98                 142323                      146188
 11/30/98                 143965                      147018
 12/31/98                 144597                      147460

*Commencement of operations.
--------------------------------------------------------------------------------

Policy Considerations: The Fund's chief aim is to help foundations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality) tend to perform well when inflation concerns ease, as they have over the last few quarters, and they tend to perform poorly when investors are spooked by strength in the economy (actual or expected), as they were during much of 1996. Relative to its performance benchmark (the Lehman Aggregate Index), the Fund typically underweights treasury securities in favor of high-quality corporate, mortgage-, and asset-backed securities offering a higher yield. Accordingly, the Fund will tend to underperform its benchmark when there is a pronounced "flight to quality" in the US bond market (e.g., 3Q 1998) and outperform its benchmark when quality spreads are stable or contract (e.g., 4Q 1998).

Performance Evaluation: The Fund has produced strong absolute returns since inception (8.4% per annum) but has underperformed its benchmark (the Lehman Aggregate Index) by a modest margin (0.4% annualized). As noted above, the Fund's relative performance is highly sensitive to changes in quality spreads. During 4Q 1998, quality spreads in the US bond market narrowed as buyers re-entered the market for the "spread products" that the Fund tends to overweight. All of the managers employed by the Fund outperformed during 4Q 1998, a happy reversal of the results produced when quality spreads widened dramatically during the prior quarter.

Investment Performance (For Periods Ended December 31, 1998)

                                                Total Return
                           --------------------------------------------------
                                Year   Cumulative Since    Annualized Since
                                Ended Inception (5/31/94) Inception (5/31/94)
                           --------------------------------------------------
   TIFF Bond Fund                7.3%        44.6%                8.4%
   Lehman Aggregate Bond Index   8.7%        47.5%                8.8%

 TIFF Bond Fund / Schedule of Investments                    December 31, 1998

 Principal                                      Interest Maturity
   Amount                                         Rate     Date    Value +
            Long Term Investments -- 102.6%
            Bonds -- 101.4%
            U.S. Treasury Securities -- 10.3%
 $1,415,000 U.S. Treasury Bond                   5.500%  08/15/28 $1,483,097
    625,000 U.S. Treasury Bond                   6.125   11/15/27    700,000
     55,000 U.S. Treasury Bond                   6.375   08/15/27     63,250
    725,000 U.S. Treasury Bond                   8.000   11/15/21    971,274
    200,000 U.S. Treasury Bond                   8.125   05/15/21    270,313
    905,000 U.S. Treasury Bond                   9.250   02/15/16  1,300,090
    185,000 U.S. Treasury Note                   4.250   11/15/03    182,572
    825,000 U.S. Treasury Note                   4.750   11/15/08    831,446
    570,000 U.S. Treasury Note                   5.500   12/31/00    579,441
    305,000 U.S. Treasury Note                   5.625   10/31/99    307,383
    120,000 U.S. Treasury Note                   5.625   12/31/99    121,163
  1,200,000 U.S. Treasury Note                   5.625   11/30/00  1,221,376
  2,825,000 U.S. Treasury Note                   5.750   10/31/00  2,878,853
    210,000 U.S. Treasury Note                   5.750   04/30/03    218,466
  1,030,000 U.S. Treasury Note                   5.750   08/15/03  1,075,062
     70,000 U.S. Treasury Note++                 5.875   07/31/99     70,492
    230,000 U.S. Treasury Note                   5.875   11/15/05    245,381
    120,000 U.S. Treasury Note++                 6.375   05/15/99    120,713
    250,000 U.S. Treasury Note                   6.375   07/15/99    252,344
    105,000 U.S. Treasury Note                   6.375   09/30/01    109,561
    945,000 U.S. Treasury Note                   6.750   04/30/00    969,806
  2,505,000 U.S. Treasury Note                   7.000   07/15/06  2,852,569
    260,000 U.S. Treasury Note++                 7.125   02/29/00    267,069
    145,000 U.S. Treasury Note                   8.000   05/15/01    155,739
    150,000 U.S. Treasury Note++                 8.875   02/15/99    150,703
  4,070,000 U.S. Treasury Strip                  5.670#  02/15/20  1,257,707
  6,350,000 U.S. Treasury Strip                  5.630#  11/15/21  1,796,409
                                                                  ----------
            Total U.S. Treasury Securities (Cost $19,558,177)     20,452,279
                                                                  ----------
            Agency Mortgage-Backed Securities -- 42.2%
    551,764 FHLMC                                7.000   01/01/11    563,753
  3,295,067 FHLMC                                7.500   12/01/27  3,380,011
  1,624,404 FHLMC                                8.500   06/01/12  1,701,238
  6,220,000 FHLMC Gold (TBA)                     6.000   02/18/14  6,233,606
  6,000,000 FHLMC Gold (TBA)                     6.000   01/14/29  5,928,047
  1,875,000 FHLMC, Ser. 1577, Class PH           6.300   03/15/23  1,896,754
  1,305,629 FHR IO, Ser. 1519, Class HA          7.000   05/15/08    168,904
    770,000 FNMA                                 4.625   10/15/01    763,639
    725,000 FNMA                                 6.000   05/15/08    765,000
  1,994,876 FNMA                                 6.200   09/01/08  2,056,553
    650,000 FNMA                                 6.420   12/01/07    681,208
  4,520,277 FNMA                                 6.500   04/01/28  4,550,397
  3,221,723 FNMA                                 6.500   05/01/28  3,243,191
  3,887,746 FNMA                                 6.500   06/01/28  3,913,652
  5,959,812 FNMA                                 6.500   11/01/28  6,000,338
    890,221 FNMA                                 6.980   06/01/07    952,204
  1,245,693 FNMA                                 7.000   03/01/24  1,270,307
    891,491 FNMA                                 9.000   03/01/25    945,310
  1,547,973 FNMA                                 6.500   09/01/28  1,558,426
  6,000,000 FNMA (TBA)                           6.500   01/14/28  6,041,280
  1,650,000 FNMA Aces, Ser. 1997-M8, Class A2    7.160   01/25/22  1,789,953
    470,219 GNMA                                 6.625   08/20/17    476,805
     97,189 GNMA                                 6.625   09/20/21     98,647
    454,497 GNMA                                 6.875   01/20/18    460,503
    296,935 GNMA                                 7.000   12/20/17    300,294
    399,305 GNMA                                 7.000   07/15/23    408,852

 Principal                                         Interest Maturity
   Amount                                            Rate     Date    Value +
   $992,966 GNMA                                    7.000%  05/15/24 $1,016,552
    945,581 GNMA                                    7.500   12/15/25    973,981
    909,073 GNMA                                    7.500   06/15/26    936,377
    848,014 GNMA                                    7.500   07/15/26    873,484
  1,844,229 GNMA                                    7.500   08/15/27  1,899,621
    380,268 GNMA                                    9.500   10/15/24    412,717
    912,092 GNMA (ARM)                              6.875   04/20/24    925,748
  4,000,000 GNMA                                    7.000   12/15/28  4,092,513
  1,000,000 GNMA (TBA)                              7.000   01/21/29  1,023,281
  1,821,671 GNMA II                                 4.500   05/20/28  1,814,172
  2,054,059 GNMA II                                 4.500   06/20/28  2,045,604
  1,340,650 GNMA II                                 5.000   01/20/28  1,344,677
    948,061 GNMA II                                 5.000   02/20/28    950,909
  5,545,399 GNMA II                                 5.000   03/20/28  5,562,058
  1,085,745 GNMA II                                 5.000   04/20/28  1,086,641
  1,869,246 GNMA II                                 5.500   05/20/28  1,879,963
    472,703 GNMA II                                 5.500   06/20/28    475,413
                                                                     ----------
            Total Agency Mortgage-Backed Securities (Cost
             $82,475,825)                                            83,462,583
                                                                     ----------
            Municipal Obligations -- 2.0%
    235,000 Cook County Illinois, Ser. A            5.000   11/15/22    230,490
    165,000 Detroit Michigan Sewer Disposal
             Revenue, Ser. A                        5.000   07/01/22    161,870
    375,000 Houston Texas Apartment Systems
             Revenue                                5.000   07/01/25    367,447
    470,000 Kings County Washington Refunding
             Ser. A                                 5.000   01/01/30    458,429
    210,000 Massachusetts Bay Transit Authority,
             Ser. A                                 5.000   03/01/27    206,247
    790,000 Massachusetts Turnpike Authority
             Highway Systems Revenue, Ser. A        5.000   01/01/37    766,480
    260,000 Nevada State, Ser. A                    5.000   05/15/28    254,844
    230,000 North Texas Thruway Authority,
             Systems Revenue                        4.750   01/01/22    218,576
    265,000 Public Highway Authority Colorado
             Revenue                                5.000   09/01/26    260,304
     80,000 Tennessee Valley Authority              6.375   06/15/05     85,607
    235,000 Washington D C Convention Center
             Authority                              5.000   10/01/21    229,673
    485,000 Washington State, Ser. A                5.000   01/01/23    475,043
    200,000 Wayne Charter County Detroit
             Revenue, Ser A                         5.000   12/01/28    193,954
                                                                     ----------
            Total Municipal Obligations
             (Cost $3,948,919)                                        3,908,964
                                                                     ----------
            Corporate Obligations -- 33.3%
    435,000 ABN-AMRO                                7.125    10/2093    441,745
    250,000 Aes Corp.                               8.375   08/15/07    251,875
    234,310 American Airlines, Ser. 1991-A,
             Class A-1                              9.710   01/02/07    259,006
    750,000 American General Finance                5.780   11/16/01    751,249
    390,000 Amerus Life Holdings Inc.               6.950   06/15/05    392,488
     50,000 Associated Estates Realty               8.375   04/15/00     50,980
    210,000 Associates Corp. NA                     5.875   07/15/02    212,579
    555,000 Associates Corp. NA                     5.750   11/01/03    558,964

 TIFF Bond Fund / Schedule of Investments                    December 31, 1998

 Principal                                          Interest Maturity
   Amount                                             Rate     Date    Value +

 $1,250,000 Associates Corp. NA                      6.000%  04/15/03 $1,269,626
    370,000 Banc One Corp.                           7.250   08/01/02    389,272
    445,000 Bayerishce Landesbank                    5.875   12/01/08    450,803
  1,200,000 Bear Stearns Co., Inc.                   6.750   12/15/07  1,236,472
    500,000 Beaver Valley Funding Corp. II (d)       9.000   06/01/17    562,500
    650,000 Cable & Wireless Communications          6.750   12/01/08    658,250
    200,000 Calenergy Co., Inc.                      8.480   09/15/28    225,104
    250,000 CBS Corp.                                7.150   05/20/05    263,012
    500,000 Cendant Corp.                            7.500   12/01/00    504,154
    430,000 Citicorp Notes                           6.375   11/15/08    446,082
    555,000 Comdisco Inc.                            6.380   06/25/01    556,075
    220,000 Comdisco Inc.                            6.130   08/01/01    218,805
  1,565,000 Compania Telecom Chile (Chile)           7.625   07/15/06  1,510,909
    825,000 Continental Airlines                     6.541   09/15/08    833,102
    380,000 Continental Airlines Pass Through
             Certificates, Ser. 1998-3               7.080   11/01/04    378,485
  1,200,000 Corp. Andina de Fomento                  7.250   03/01/07  1,171,104
    670,000 Countrywide Home Loans Inc.              5.620   10/16/00    667,823
  1,045,000 Cummins Engine Co., Inc.                 5.650    03/2098    743,620
    465,000 Developers Diversified Realty Corp.      6.840   12/16/04    450,724
    450,000 Duke Capital Corp.                       6.750   07/15/18    470,487
    929,000 Duquesne Light Co.                       8.700   06/01/16  1,050,885
  1,500,000 El Paso Natural Gas Co.                  6.750   11/15/03  1,560,165
    445,000 Enron Corp.                              6.725   11/17/08    451,119
    625,000 ERAC USA Finance Co. (144A) (a)          6.950   03/01/04    633,274
    500,000 Fairfax Financial Holdings Ltd.          7.750   07/15/37    490,850
    680,000 Farmers Insurance Exchange (144A) (a)    8.625   05/01/24    824,072
    275,000 Federated Department Stores              6.790   07/15/27    287,576
  1,000,000 Federated Department Stores              7.450   07/15/17  1,091,915
  1,025,000 First Maryland Bancorp                   7.200   07/01/07  1,113,738
  1,200,000 First Union Corp.                        6.400   04/01/08  1,251,923
    530,000 First Union National Bank                5.800   12/01/08    528,872
    250,000 Flores & Rucks                           9.750   10/01/06    255,000
  1,190,000 Florida Windstorm Underwriting
             (144A) (a)                              6.500   08/25/02  1,212,950
    725,000 FNMA (MTN)                               5.800   02/22/06    750,426
    355,000 Ford Motor Co.                           7.700    05/2097    409,382
  1,000,000 Ford Motor Credit Corp.                  6.500   02/28/02  1,025,804
    500,000 Global Marine Inc.                       7.125   09/01/07    507,201
    760,000 Goldman Sachs Group LP (144A) (a)        7.800   07/15/02    801,883
  1,000,000 GTE Florida Inc.                         6.310   12/15/02  1,034,353
    675,000 Heller Financial Inc.                    5.870   11/01/00    674,329
    350,000 HMH Properties                           7.875   08/01/05    341,250
    535,000 Household Netherlands, BV                5.750   12/01/03    538,322
  1,453,472 Humpuss Funding Corp. (144A) (a)         7.720   12/15/09  1,087,589
  1,250,000 IBM Corp.                                6.500   01/15/28  1,320,213
    290,000 IMC Global Inc.                          7.625   11/01/05    296,763

 Principal                                          Interest Maturity
  Amount                                              Rate     Date    Value +

  $975,624 Jasmine Submarine Telecommunications
            (144A) (a)                                8.483% 05/30/11  $904,130
   165,000 Jet Equipment Trust (144A) (a)             9.710  08/15/13   206,610
   244,917 Jet Equipment Trust (144A) (a)             7.630  08/15/12   265,043
   350,000 J.Seagram & Sons                           7.600  12/15/28   352,294
   595,000 Kern River Funding Corp. (144A) (a)        6.720  09/30/01   607,837
   350,000 Land 'O Lakes Cap Trust I (144A) (a)       7.450  03/15/28   334,759
 1,140,000 Lasmo Inc.                                 7.351  11/15/27 1,031,634
   820,000 Lehman Brothers Holdings, Inc.             6.000  02/26/01   814,017
   700,000 Leucadia National Corp.                    7.875  10/15/06   713,106
   630,000 Liberty Mutual Capital Corp.               8.100  01/14/05   689,704
   310,000 Liberty Property LP                        6.950  12/01/06   291,342
   800,000 Lockheed Martin Corp.                      6.850  05/15/01   825,612
   290,000 Lumbermens Mutual Casualty (144A) (a)      9.150  07/01/26   345,749
   400,000 Lumbermens Mutual Casualty (144A) (a)      8.450   12/2097   428,326
   950,000 Martin Marietta Material                   5.875  12/01/08   946,087
   355,000 Merrill Lynch & Co., Inc.                  6.875  11/15/18   369,510
   955,000 Morgan Stanley Group Inc.                  8.100  06/24/02 1,025,773
 1,725,000 Mutual Life Insurance Co. (144A) (a)
            (b)                                      11.250  08/15/24 2,568,949
   850,000 Nabisco Inc.                               7.550  06/15/15   853,301
   505,000 Newcourt Credit Group                      7.125  12/17/03   500,732
 1,000,000 Norfolk Southern Corp.                     6.950  05/01/02 1,041,071
   615,635 Northwest Airlines Corp.                   7.068  07/02/17   610,790
   200,000 Occidental Petroleum                       7.375  11/15/08   205,252
   200,000 Olympus Communications LP                 10.625  11/15/06   220,000
   455,000 Owens Corning                              7.500  08/01/18   450,820
   250,000 Owens & Minor                             10.875  06/01/06   268,750
   405,000 PNC Funding Corp.                          6.500  05/01/08   423,822
   510,000 PSI Energy, Inc.                           6.000  12/14/01   509,978
 1,105,000 Ras Laffan-Lincs, Ser. 1997-11- (144A)
            (a) (c)                                   7.850  03/18/14 1,273,316
   225,000 Reliastar Financial Corp.                  6.500  11/15/08   228,220
   600,000 Rodamco NV                                 7.300  05/15/05   648,900
   600,000 Rollins Truck Leasing                      7.000  03/15/01   616,292
   675,000 Salomon Smith Barney Holdings Inc.         6.750  02/15/03   695,197
   200,000 Sea Containers                             9.500  07/01/03   206,000
   610,000 Seagram Co Ltd.                            6.875  09/01/23   566,075
   620,000 Seagull Energy Corp.                       7.500  09/15/27   543,211
 1,200,000 Sears Roebuck Acceptance                   6.000  03/20/03 1,212,020
   415,000 Shopko Stores                              6.500  08/15/03   414,312
 1,640,000 SocGen Real Estate LLC (144A) (a)          7.640  12/29/49 1,519,752
   200,000 Stations Casinos (144A) (a)                8.875  12/01/08   203,000
   500,000 Tektronix Inc.                             7.500  08/01/03   534,691
   400,000 Tenet Healthcare Corp.                     8.625  01/15/07   418,000
   930,000 Texaco Capital Inc.                        5.700  12/01/08   927,855
   530,000 Transamerica Finance Corp.                 6.125  11/01/01   532,233
   200,000 Unisys Corp.                              11.750  10/15/04   232,000
   570,000 Unova Inc.                                 6.875  03/15/05   573,767

 TIFF Bond Fund / Schedule of Investments                    December 31, 1998

 Principal                                         Interest Maturity
  Amount                                             Rate     Date    Value +

  $225,000 USA Networks Inc., (144A) (a)            6.750%  11/15/05   $225,842
   950,000 Viacom Inc.                              7.750   06/01/05  1,037,323
                                                                     ----------
           Total Corporate Obligations
            (Cost $64,606,249)                                       65,878,153
                                                                     ----------

           Asset and Mortgage-Backed Securities -- 13.5%
   550,000 Advanta Mortgage Loan Trust,
            Ser. 1997-1, Class B1F                  8.150   05/25/27    555,742
   575,000 Advanta Mortgage Loan Trust, Ser.
            1997, Class A5                          7.250   06/25/27    598,736
 1,000,000 Americredit Auto Receivables Trust,
            Ser. 1997-C, Class A3                   6.300   07/05/03  1,018,140
 1,050,000 Amresco Mortgage Loan Trust,
            Ser. 1997-1, Class B1F                  7.915   03/25/27  1,084,965
 1,425,000 Amresco Residential
            Securities Mortgage Loan, Ser.
            1997-1, Class A8                        7.240   03/25/27  1,483,241
   400,000 California Infrastructure SCE, Ser.
            1997-1, Class A6                        6.380   09/25/08    403,068
   666,614 Chase Manhattan Auto Owner Trust,
            Ser. 1997-A, Class A3                   6.250   11/15/00    670,147
 1,300,000 Citibank Credit Card Master Trust,
            (FRN), Ser. 1997-2, Class A             6.550   02/15/04  1,340,165
 2,000,000 CS First Boston Mortgage Securities
            Corp., Ser. 1998-C1, Class A1B          6.480   05/17/08  2,069,360
 2,000,000 First Union Lehman Brothers
            Bank of America, Ser. 1998-C2, Class
            A2                                      6.560   11/18/08  2,085,011
   649,332 IMC Home Equity Loan, Ser. 1997-4,
             Class A                                7.625   10/20/27    643,982
 1,000,000 MBNA Master Credit Card Trust, Ser.
            1997-F, Class A                         6.600   11/15/04  1,035,894
 5,000,000 Nomura Asset Security Corp. Series
            98-D, Class A                           6.590    3/17/30  5,209,082
   700,000 Olympic Auto Receivable Trust, Ser.
            1996-C, Class A4                        6.800   03/15/02    709,695
   575,000 Olympic Auto Receivable Trust, Ser.
            1997-A, Class A4                        6.625   12/15/02    585,586
 1,300,000 Premier Auto Trust, Ser. 1997-2,
            Class A4                                6.250   06/06/01  1,314,716
 1,160,000 Providian Trust, Ser. 1997-4, Class A    6.250   06/15/07  1,194,638
   692,288 Residential Asset Securities Corp.,
            Ser. 1997-KS1, Class AI2                7.073   04/25/28    694,939
 1,562,000 Saxon Asset Securities Trust, Ser.
            1997-1, Class AF5                       7.325   01/25/12  1,628,210

 Principal                                       Interest Maturity
   Amount                                          Rate     Date     Value +
   $700,000 Saxon Asset Securities Trust, Ser.
             1997-3, Class AF6                     6.730% 02/25/27    $717,332
  1,875,000 UCFC Home Equity Loan IO, Ser.
             1997-C, Class AIO                     8.000  09/15/00     234,082
  1,125,000 UCFC Home Equity Loan, Ser. 1996-
             B1, Class A5                          7.650  06/15/20   1,169,881
   ,221,088 Union Acceptance Corp. IO Strip,
             Ser. 1996-C, Class I                  2.750  10/08/03     117,474
    577,935 Union Acceptance Corp. IO, Ser.
             1996-D, Class I                       3.000  01/08/04      15,600
  2,719,864 Union Acceptance Corp. IO, Ser.
             1997-B, Class I                       1.850  06/08/27      59,179
  1,323,503 Union Acceptance Corp. IO, Ser.
             1996-A, Class I                       3.000  05/07/99      21,920
                                                                   -----------
            Total Asset and Mortgage-Backed
             Securities (Cost $26,295,605)                          26,660,785
                                                                   -----------
            Convertible Debt -- 0.0% +++
     50,000 Rouse Co. (Cost $47,576)               8.500  01/15/03      54,035
                                                                   -----------
            Total Bonds (Cost $196,932,351)                        200,416,799
                                                                   -----------
   Number
 of Shares
            Common Stock -- 0.3%
     22,000 National Westminster (Cost $572,440)                       587,125
                                                                   -----------
            Preferred Stocks -- 0.9%
        735 Centaur Funding Corp.,
             9.080% (144A) (a)                                         759,153
      8,080 Citigroup Inc. 6.213%                                      428,240
     13,030 Duke Realty Investments, 7.990%                            658,829
                                                                   -----------
            Total Preferred Stocks
             (Cost $1,828,595)                                       1,846,222
                                                                   -----------
            Total Long Term Investments
             (Cost $199,333,386)                                   202,850,146
                                                                   -----------
 Principal
   Amount
            Short Term Investments -- 12.2%
            Commercial Paper -- 1.5%
 $3,000,000 Commercial Credit
             (Cost $3,000,000)                    4.880%  01/06/99   3,000,000
                                                                   -----------
            Repurchase Agreements -- 10.7%
 15,877,343 Investors Bank & Trust Co. Repurchase Agreement,
             issued 12/31/98, proceeds at maturity $15,884,841
             (Collateralized by $6,339,213 FHLMC ARM, 6.995%,
             due 12/1/25, with a market value of $6,603,997,
             $6,887,555 FNMA, 6.500%, due 7/1/14, with a market
             value of $7,000,695, $2,999,120 FNMA ARM, 7.223%,
             due 9/1/25, with a market value of
             $3,066,837)                          4.250%  01/04/99  15,877,343

 TIFF Bond Fund / Schedule of Investments                    December 31, 1998

 Principal                                Interest Maturity
   Amount                                   Rate     Date     Value +

 $5,300,000 Morgan Stanley Dean Witter & Co., Repurchase
             Agreement, issued 12/22/98, proceeds at
             maturity $5,303,092 (Collateralized by
             $5,500,000 FHLMC Gold 6.000%, due 8/1/28,
             with a market value of
             $5,433,900)                   5.250%  01/04/99 $  5,300,000
                                                            ------------
            Total Repurchase Agreements (Cost $21,177,343)    21,177,343
                                                            ------------
            U.S. Treasury Security -- 0.0% +++
     25,000 U.S. Treasury Bill ++ (Cost
             $24,711)                      4.213#  04/15/99       24,711
                                                            ------------
            Total Short Term Investments
             (Cost $24,202,054)                               24,202,054
                                                            ------------
            Total Investments
             (Cost $223,535,440) -- 114.8%                   227,052,200
            Liabilities in excess of other assets --
              (14.8)%                                        (29,400,231)
                                                            ------------
            Net Assets -- 100.0%                            $197,651,969
                                                            ============

Summary of Industry Classifications (as a % of total market value):

Banking                       3.4%
Basic Industries              0.9
Consumer Cyclical             3.9
Consumer Non-Cyclical         0.6
Energy                        2.2
Financial Services           22.2
Industrial                    3.1
Insurance                     2.0
Municipal Obligations         1.7
Real Estate                   1.2
Repurchase Agreements         9.4
Technology                    1.5
U.S. Government Securities   46.1
Utilities                     1.8
                            -----
Total                       100.0%
                            =====

+  See Note 2 to the Financial Statements.
++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C to Notes to Financial Statements.
+++ Rounds to less than 0.1%
#  Interest rate represents the yield to maturity at the time of purchase.
(a) Security exempt from registration under Rule 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998 these securities were valued at $14,202,234 or 7.2% of net assets.
(b) Security is a step up bond which will pay 11.25% until maturity starting 8/15/99.
(c) Coupon Rate is 7.85% through September 2006, and 8.05% thereafter.
(d) Security is valued in good faith under procedures established by the board of directors of the Fund.
ARMAdjustable Rate Mortgage
FHLMCFederal Home Loan Mortgage Corporation
FHRFreddie Mac Remic
FNMAFederal National Mortgage Association
FRNFloating Rate Note
GNMAGovernment National Mortgage Association
IOInterest-Only Obligation
MTNMedium-Term Note
TBASecurity is subject to delayed delivery.

                See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund                                        December 31, 1998

                             [GRAPH APPEARS HERE]

----------------------------------------------------------------------------
Comparison of Change in Value of $100,000 Investment in TIFF Short-Term Fund
             and the Merrill Lynch 182-Day Treasury Bill Index

--------------------------------------------------------
Past performance is not predictive of future performance.
--------------------------------------------------------

                                                       Merrill Lynch
                      TIFF Short-Term Fund      182-Day Treasury Bill Index
*5/31/94                     50000                         50000
 6/30/94                     50177                         50222
 7/29/94                     50460                         50434
 8/31/94                     50706                         50631
 9/30/94                     50850                         50774
 10/31/94                    51169                         51003
 11/30/94                    51295                         51155
 12/30/94                    51526                         51375
 1/31/95                     51842                         51709
 2/28/95                     52184                         52012
 3/31/95                     52396                         52276
 4/28/95                     52699                         52553
 5/31/95                     53063                         52871
 6/30/95                     53326                         53150
 7/31/95                     53585                         53419
 8/31/95                     53839                         53679
 9/29/95                     54145                         53905
 10/31/95                    54297                         54170
 11/30/95                    54558                         54433
 12/29/95                    54841                         54736
 1/31/96                     55157                         55007
 2/29/96                     55304                         55202
 3/29/96                     55450                         55391
 4/30/96                     55618                         55615
 5/31/96                     55848                         55843
 6/28/96                     56130                         56080
 7/31/96                     56342                         56329
 8/30/96                     56652                         56578
 9/30/96                     56914                         56872
 10/31/96                    57242                         57146
 11/29/96                    57513                         57398
 12/31/96                    57735                         57641
 1/31/97                     58000                         57892
 2/28/97                     58269                         58160
 3/31/97                     58445                         58386
 4/30/97                     58639                         58662
 5/30/97                     58980                         58980
 6/30/97                     59258                         59266
 7/31/97                     59592                         59538
 8/29/97                     59815                         59780
 9/30/97                     60088                         60085
 10/31/97                    60369                         60358
 11/28/97                    60583                         60577
 12/31/97                    60861                         60854
 1/30/98                     61267                         61167
 2/27/98                     61491                         61396
 3/31/98                     61758                         61697
 4/30/98                     62042                         61967
 5/29/98                     62323                         62240
 6/30/98                     62613                         62540
 7/31/98                     62878                         62837
 8/31/98                     63226                         63161
 9/30/98                     63567                         63540
 10/30/98                    63777                         63808
 11/30/98                    63987                         63979
 12/31/98                    64263                         64249

*Commencement of operations.
--------------------------------------------------------------------------------

Policy Considerations: As experienced foundation fiduciaries, the cooperative's directors recognize that many foundations seek to control downward fluctuations in the monetary value of assets earmarked for spending within 12 months by investing them exclusively in cash equivalents, either directly or via money market funds. However, TIFF's studies of the risk and return characteristics of alternate short-term investment strategies suggest that the six month average duration inherent in the TIFF Short-Term Fund's performance benchmark arguably comports better with foundations' short-term investment goals than money market funds per se. Although the market value of six-month treasury bills can decline when short-term interest rates are rising sharply, there is a high probability that such instruments will produce positive total returns in any given month. To ensure that the Fund's managers do not take undue risks, TIP imposes on them a number of restrictions, including maturity limits which ensure that the average duration of the Fund's holdings does not exceed six months. Also, while the Fund may own debt securities of all grades, not more than 5% of its total assets may be invested in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's).

Performance Evaluation: The Fund is performing as planned in the following sense: its aim (admittedly modest) is to outperform its six-month treasury bill benchmark net of fees. Since its inception in May 1994, the Fund's holdings have outperformed this benchmark, but the very modest expenses it incurs (about 0.35% per annum) have caused the Fund as a whole to outperform its benchmark by an almost indiscernible margin (28.53% cumulative return versus 28.50% for the benchmark). Increased assets would permit the Fund's fixed costs to be spread over a larger asset base, and TIP's directors remain hopeful that an increasing number of TIP Members will consider it as a cost-efficient alternative to other cash management vehicles they may be using. When weighing these alternatives, prospective investors should note that, over its 55-month life, the Fund has outperformed the average money market mutual fund tracked by Lipper by 409 basis points. Until the Fund's assets grow, the vendors it employs have agreed to waive fees as needed to keep the Fund's expense ratio within the bounds specified in the Prospectus.

Investment Performance (For Periods Ended December 31, 1998)

                                                 Total Return
                           ---------------------------------------------------
                                 Year   Cumulative Since    Annualized Since
                                 Ended Inception (5/31/94) Inception (5/31/94)
                           ---------------------------------------------------
   TIFF Short-Term Fund           5.6%        28.5%                5.6%
   Merrill Lynch 182-Day T-Bill
    Index                         5.6%        28.5%                5.6%

 TIFF Short-Term Fund / Schedule of Investments              December 31, 1998

 Principal                                        Interest
   Amount                                           Rate   Maturity   Value +
            Asset & Mortgage-Backed Securities -- 69.1%
 $2,000,000 Advanta Business Corp., Ser. 1998-
             1, Class A1                           5.770%   12/15/06 $2,003,200
  2,548,262 Advanta Mortgage Loan Trust, Ser.
             1997-1, Class A2                      7.100    04/25/20  2,560,863
    818,200 Advanta Mortgage Loan Trust (FRN),
             Ser. 1997-4, Class A8                 5.794    02/25/24    816,580
    188,138 Associates Home Equity Loan Trust,
             Ser. 1998-1, Class A1                 6.620    01/15/12    188,027
  3,000,000 BankBoston Commercial Loan Master,
             LLC, (144A) (FRN) Ser. 1998-1,
             Class A1 (a)                          5.563    11/16/03  3,000,000
    264,659 BCI Home Equity Loan, Ser. 1996-1,
             Class A                               5.836    04/28/26    264,264
  3,000,000 Carco Auto Loan Master Trust (FRN),
             Ser. 1998-1, Class A1                 5.318    06/16/03  2,983,440
    627,397 Case Equipment Loan Trust, Ser.
             1998-A, Class A2                      5.592    07/15/01    628,332
  3,000,000 Case Equipment Loan Trust, Ser.
             1998-C, Class A2                      5.490    08/15/02  3,003,750
    309,428 Champion Home Equity Loan Trust,
             Ser. 1997-2, Class A1                 6.590    11/25/10    309,286
  1,238,779 Chase Manhattan Auto Owner Trust,
             Ser. 1996-C, Class A3                 5.950    11/15/00  1,243,969
    144,725 Chase Manhattan Auto Owner Trust,
             Ser. 1997-B, Class A2                 6.100    01/17/00    144,860
  1,978,739 Deutsche Financial Capital
             Securities, Ser. 1998-I, Class A1     6.050    04/15/28  1,980,500
  1,000,000 Discover Card Master Trust I (FRN),
             Ser. 1994-2, Class A                  5.885    10/16/04  1,003,770
    512,943 EQCC Home Equity Loan Trust (FRN),
             Ser. 1997-3, Class A10                5.710    11/15/28    507,732
    124,610 EQCC Home Equity Loan Trust, Ser.
             1996-4, Class A3                      6.260    11/15/06    124,695
  2,456,809 EQCC Home Equity Loan Trust, Ser.
             1998-2, Class A1F                     6.235    04/15/08  2,461,157
  2,575,000 EQCC Home Equity Loan Trust, Ser.
             1997-1, Class A3                      6.840    09/15/11  2,602,797
  1,000,000 First Chicago Master Trust II
             (FRN), Ser. 1996-R, Class A           5.606    07/15/01    999,550
  1,069,403 FNMA, Ser. 1993-163, Class BK          6.150    11/25/17  1,069,772
    291,643 Ford Credit Auto Owner Trust, Ser.
             1997-B, Class A2                      5.950    01/15/00    291,944

 Principal                                        Interest
   Amount                                           Rate    Maturity  Value +
 $2,452,759 Ford Credit Auto Owner Trust, Ser.
             1998-B, Class A2                       5.800%  10/15/00 $2,463,232
  2,092,846 GE Capital Mortgage Services, Inc.,
             Ser. 1998-HE, Class A1                 6.530   01/25/11  2,093,809
  2,789,180 Green Tree Home Improvement Loan
             Trust, Ser. 1998-D, Class HEA1         5.980   08/15/29  2,796,209
  1,289,786 HCF Revolving Home Equity Loan
             Trust (FRN), Ser. 1996-1, Class A      5.761   07/20/17  1,285,775
    709,028 HFC Home Equity Loan Asset Backed
             Certificates (FRN), Ser. 1992-2,
             Class A2                               5.985   10/20/07    708,348
  3,000,000 Lakeshore Commercial Loan Master
             Trust (144A)(FRN), Ser. 1998-AA,
             Class A2 (a)                           5.314   07/25/04  2,988,279
  3,000,000 MBNA Master Credit Card Trust
             (FRN), Ser. 1994-2, Class A            5.773   06/15/01  3,001,170
    250,000 MBNA Master Credit Card Trust, Ser.
             1993-3, Class A                        5.400   09/15/00    249,568
    294,807 Norwest Auto Trust, Ser. 1996-A,
             Class A3                               5.900   03/15/00    295,214
  1,500,000 People's Bank Credit Card Master
             Trust (FRN), Ser. 1996-1, Class A      5.686   11/15/04  1,498,350
  1,118,510 Premier Auto Trust, Ser. 1996-3,
             Class A3                               6.500   03/06/00  1,120,960
    536,066 Premier Auto Trust, Ser. 1996-4,
             Class A3                               6.200   11/06/00    537,513
  3,000,000 Premier Auto Trust, Ser. 1998-4,
             Class A2                               5.560   04/08/01  3,009,060
    581,136 Residential Funding Mortgage
             Securities (FRN), Ser. 1998-HS1,
             Class A                                5.741   06/22/23    572,055
    329,962 WFS Financial Owner Trust, Ser.
             1997-B, Class A2                       6.050   07/20/00    330,886
    183,339 World Omni Auto Lease
             SecuritizationTrust, Ser. 1996-B,
             Class A1                               5.950   11/15/02    183,396
    452,728 World Omni Auto Lease
             Securitization Trust                   6.300   06/25/02    453,435
                                                                     ----------
            Total Asset & Mortgage-Backed
             Securities (Cost $51,790,292)                           51,775,747
                                                                     ----------
            Bank Obligations -- 12.0%
  3,000,000 Bank of Austria Yankee CD             5.710 #   06/07/99  2,998,202
  3,000,000 Harris Bank Yankee CD                 5.050 #   05/10/99  3,000,000
  3,000,000 Rabobank Euro CD                      5.260 #   01/15/99  3,000,011
                                                                     ----------
            Total Bank Obligations (Cost
             $8,998,245)                                              8,998,213
                                                                     ----------

 TIFF Short-Term Fund / Schedule of Investments              December 31, 1998

  Principal                                     Interest
   Amount                                         Rate    Maturity   Value +
             Commerical Paper -- 0.7%
    $500,000 Repsol International Finance CP
              (Cost $493,663)                    5.070% # 03/29/99    $493,663
                                                                   -----------
             Time Deposit -- 3.9%
   2,951,000 Investors Bank & Trust (Cost
              $2,951,000)                           4.500 01/04/99   2,951,000
                                                                   -----------
             U.S. Treasury Bills -- 13.8%
     550,000 U.S. Treasury Bill++                 4.350 # 05/27/99     538,761
  10,000,000 U.S. Treasury Bill                   4.370 # 07/01/99   9,776,544
                                                                   -----------
             Total U.S. Treasury Bills
              (Cost $10,315,273)                                    10,315,305
                                                                   -----------
             Total Investments (Cost $74,548,473) --
               99.5%                                                74,533,928
             Other assets in excess of liabilities --
               0.5%                                                    373,468
                                                                   -----------
             Net Assets -- 100.0%                                  $74,907,396
                                                                   ===========

 + See Note 2 to the Financial Statements.
++ Security or a portion thereof is held with a broker as initial margin for financial futures contracts. See Appendix C to Notes to Financial Statements.
#  Interest rate represents the yield to maturity at the time of purchase.
FRN Floating Rate Note. Rate shown is the coupon rate in effect as of December
    31, 1998.
FNMA Federal National Mortgage Association
CD Certificate of Deposit
CP Commercial Paper
(a) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998, the aggregate value of these securities was $5,988,279 or 8.0% of net assets.

See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities                         December 31, 1998

                                 TIFF Multi-   TIFF International TIFF Emerging
                                  Asset Fund      Equity Fund     Markets Fund
                                    (MAF)            (IEF)            (EMF)
Assets
Investments in securities, at
value
(Cost: MAF $294,700,144; IEF
$256,858,209; EMF $84,314,260)   $288,010,744     $267,198,498    $ 59,228,392
Cash                                       --              379             459
Foreign currency (Cost: MAF
 $1,097; IEF $13,447; EMF
 $501,504)                                912           13,623         498,610
Receivable for securities sold     20,969,239           11,564         114,514
Interest receivable                   448,747           30,829          10,732
Dividends receivable                  313,467          454,680         384,984
Variation margin on financial
 futures contracts receivable         214,021          168,033              --
Deferred organizational costs           1,339            1,184             518
Other assets                            2,001               --           1,000
                                 ------------     ------------    ------------
Total assets                      309,960,470      267,878,790      60,239,209
                                 ------------     ------------    ------------
Liabilities
Payable for collateral on
 securities on loan                        --        5,716,676       1,867,115
Payable for securities
 purchased                         17,916,357           95,143         158,146
Payable for capital stock
 repurchased                           99,250               --              --
Payable for forward currency
 contracts                             59,393        1,965,492             180
Accrued expenses and other
 liabilities                           38,139           71,599          46,359
                                 ------------     ------------    ------------
Total liabilities                  18,113,139        7,848,910       2,071,800
                                 ------------     ------------    ------------
Net Assets                       $291,847,331     $260,029,880    $ 58,167,409
                                 ============     ============    ============
Shares Outstanding (authorized
 500,000,000 shares, par value
 $0.001, for each Fund)            25,566,716       23,280,346      11,216,434
                                 ============     ============    ============
Net Assets Value Per Share             $11.42           $11.17           $5.19
                                       ======           ======           =====
Components of Net Assets:
Capital stock                    $305,509,541     $254,096,551    $105,271,916
Distribution in excess of net
 investment income                 (5,135,002)      (4,292,479)     (5,279,347)
Accumulated net realized gain
 (loss) on investments             (3,488,597)       1,445,634     (16,736,767)
Net unrealized appreciation
 (depreciation) on investments,
 short sales, financial futures
 and option contracts, foreign
 currency contracts, and
 translation of other assets
 and liabilities denominated in
 foreign currencies                (5,038,611)       8,780,174     (25,088,393)
                                 ------------     ------------    ------------
                                 $291,847,331     $260,029,880    $ 58,167,409
                                 ============     ============    ============

See accompanying Notes to Financial Statements.

 Statement of Assets and Liabilities                         December 31, 1998

                                        TIFF U.S.     TIFF Bond    TIFF Short-
                                       Equity Fund       Fund       Term Fund
                                          (USEF)         (BF)         (STF)
Assets
Investments in securities, at value
 (Cost: USEF $251,128,311; BF
 $223,535,440; STF $74,548,473)        $286,708,294  $227,052,200  $74,533,928
Cash                                             --       160,912           --
Receivable for capital stock sold                --            --       43,135
Receivable for securities sold           36,016,946    21,893,282      157,212
Interest receivable                             510     1,943,515      348,037
Dividends receivable                        305,047        23,095           --
Variation margin on financial futures
 contracts receivable                        75,284            --           --
Deferred organizational costs                 1,583           849          213
Due from money manager                           --            --        5,094
Due from custodian                               --            --        1,250
Other assets                                     --           129           --
                                       ------------  ------------  -----------
Total assets                            323,107,664   251,073,982   75,088,869
                                       ------------  ------------  -----------
Liabilities
Payable for securities purchased          9,448,191    37,223,257           --
Payable for capital stock repurchased            --    15,730,411      130,250
Due to brokers for short sales              758,912            --           --
Market value of securities sold short
 (proceeds: USEF $77,718 )                        6            --           --
Payable for securities sold short                --            --           --
Variation margin on financial futures
 contracts payable                               --         2,297          963
Dividends payable on short sales              4,866            --           --
Dividends payable from net investment
 income                                          --       438,991       26,017
Due to custodian                            294,430            --       24,243
Accrued expenses and other
 liabilities                                 14,608        27,057           --
                                       ------------  ------------  -----------
Total liabilities                        10,521,013    53,422,013      181,473
                                       ------------  ------------  -----------
Net Assets                             $312,586,651  $197,651,969  $74,907,396
                                       ============  ============  ===========
Shares Outstanding (authorized
 500,000,000 shares, par value
 $0.001, for each Fund)                  20,013,187    19,210,571    7,513,632
                                       ============  ============  ===========
Net Assets Value Per Share                   $15.62        $10.29        $9.97
                                             ======        ======        =====
Components of Net Assets
Capital stock                          $263,302,017  $193,665,746  $75,191,848
Undistributed (distribution in excess
 of) net investment income               (1,274,609)     (368,940)       6,137
Accumulated net realized gain (loss)
 on investments                          14,819,023       633,309     (284,257)
Net unrealized appreciation
 (depreciation) on investments, short
 sales and financial futures and
 option contracts, foreign currency
 contracts and translations of other
 assets and liabilities denominated
 in foreign currencies                   35,740,220     3,721,854       (6,332)
                                       ------------  ------------  -----------
                                       $312,586,651  $197,651,969  $74,907,396
                                       ============  ============  ===========

See accompanying Notes to Financial Statements.

 Statement of Operations                          Year Ended December 31, 1998

                                 TIFF Multi-  TIFF International TIFF Emerging
                                 Asset Fund      Equity Fund     Markets Fund
                                    (MAF)           (IEF)            (EMF)
Investment income
Interest                         $ 5,274,249     $    716,553    $    248,216
Dividends (net of withholding
 taxes of: MAF $277,274; IEF
 $598,931; EMF $27,767)            3,509,108        5,206,585       1,530,663
                                 -----------     ------------    ------------
 Total investment income           8,783,357        5,923,138       1,778,879
                                 -----------     ------------    ------------
Operating expenses
Investment advisory fees             700,888          389,897         104,931
Money manager fees                   421,797          757,181       1,531,144
Custodian and accounting fees        523,804          485,178         331,173
Administration fees                  332,577          194,693          38,406
Shareholder recordkeeping fees        26,783           26,577          12,845
Professional fees                    171,778          149,268          93,990
Tax expense                           13,446          141,534          78,356
Insurance expense                     17,078           12,992           3,217
Registration and filing fees          66,730           25,351           4,591
Amortization of organizational
 costs                                 3,213            1,706           1,417
Miscellaneous fees and expenses       10,643               --              --
                                 -----------     ------------    ------------
                                   2,288,737        2,184,377       2,200,070
 Fee waivers/reimbursements               --          (70,517)        (38,922)
                                 -----------     ------------    ------------
 Total Expenses                    2,288,737        2,113,860       2,161,148
                                 -----------     ------------    ------------
Net Investment income (loss)       6,494,620        3,809,278        (382,269)
                                 -----------     ------------    ------------
Net realized and unrealized
 gain (loss) on investments,
 financial futures and option
 contracts, forward currency
 contracts, short sales and
 foreign currency related
 transactions
Net realized gain (loss) on:
 Investments                     (12,242,171)      15,615,838     (11,716,730)
 Short sales                       1,223,267               --              --
 Financial futures and options
  contracts                        5,870,579         (936,644)             --
 Forward currency contracts and
  foreign currency related
  transactions                      (922,857)         581,104        (381,073)
                                 -----------     ------------    ------------
Net realized gain (loss)          (6,071,182)      15,260,298     (12,097,803)
                                 -----------     ------------    ------------
Net change in unrealized
 appreciation (depreciation)
 on:
 Investments                      (1,241,360)     (12,191,609)    (16,744,161)
 Short sales                          19,085               --              --
 Financial futures and options
  contracts                        1,709,616          411,582              --
 Forward currency contracts and
  foreign currency related
  transactions                       (20,026)      (2,228,036)         91,241
                                 -----------     ------------    ------------
Net change in unrealized
 appreciation (depreciation)         467,315      (14,008,063)    (16,652,920)
                                 -----------     ------------    ------------
Net realized and unrealized
 gain (loss)                      (5,603,867)       1,252,235     (28,750,723)
                                 -----------     ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations                      $   890,753     $  5,061,513    $(29,132,992)
                                 ===========     ============    ============

See accompanying Notes to Financial Statements.

 Statement of Operations                          Year Ended December 31, 1998

                                          TIFF U.S.       TIFF      TIFF Short-
                                         Equity Fund    Bond Fund    Term Fund
                                            (USEF)        (BF)         (STF)
Investment income
Interest                                 $  1,755,518  $11,851,974  $3,466,220
Dividends (net of withholding taxes of:
 USEF $27,564 )                             3,254,580      107,946          --
                                         ------------  -----------  ----------
 Total investment income                    5,010,098   11,959,920   3,466,220
                                         ------------  -----------  ----------
Operating expenses
Investment advisory fees                      440,052      190,197      18,055
Money manager fees                          1,083,593      178,353     120,365
Custodian and accounting fees                 211,342      236,380      49,375
Administration fees                           161,064      104,422      33,045
Shareholder recordkeeping fees                 32,434       25,764      18,502
Professional fees                             124,905      103,286      62,962
Insurance expense                              14,132        8,921       3,478
Registration and filing fees                   36,886       24,160      10,844
Amortization of organizational costs            3,800        2,037         511
Miscellaneous fees and expenses                 7,275       10,186       3,692
                                         ------------  -----------  ----------
                                            2,115,483      883,706     320,829
 Fee waivers/reimbursements                        --           --    (107,861)
                                         ------------  -----------  ----------
 Total expenses                             2,115,483      883,706     212,968
                                         ------------  -----------  ----------
Net investment income                       2,894,615   11,076,214   3,253,252
                                         ------------  -----------  ----------
Net realized and unrealized gains
 (losses) on investments, financial
 futures and options contracts, forward
 currency contracts, short sales and
 foreign currency related transactions
Net realized gain (loss) on:
 Investments                               33,942,961    2,342,969      (6,158)
 Short sales                                  334,852           --          --
 Financial futures and options contracts    5,186,256     (349,013)     13,871
 Forward currency contracts and foreign
  currency related transactions                  (818)          --          --
                                         ------------  -----------  ----------
Net realized gain (loss)                   39,463,251    1,993,956       7,713
                                         ------------  -----------  ----------
Net change in unrealized appreciation
 (depreciation) on:
 Investments                               (9,934,388)     266,599       1,777
 Short sales                                 (993,055)          --          --
 Financial futures and options contracts      (25,625)     184,191       5,642
 Forward currency contracts and foreign
  currency related transactions                    --           --          --
                                         ------------  -----------  ----------
Net change in unrealized appreciation
 (depreciation)                           (10,953,068)     450,790       7,419
                                         ------------  -----------  ----------
Net realized and unrealized gains
 (losses)                                  28,510,183    2,444,746      15,132
                                         ------------  -----------  ----------
Net increase (decrease) in net assets
 resulting from operations               $ 31,404,798  $13,520,960  $3,268,384
                                         ============  ===========  ==========

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                            TIFF Multi-Asset Fund     TIFF International Equity Fund
                          --------------------------  --------------------------------
                              Year          Year           Year             Year
                             Ended         Ended           Ended            Ended
                            12/31/98      12/31/97       12/31/98         12/31/97
                          ------------  ------------  ---------------  ---------------
Increase (decrease) in
 net assets from
 operations:
Net investment income     $  6,494,620  $ 11,022,582  $     3,809,278  $     1,746,073
Net realized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts, and
 foreign currency-
 related transactions       (6,071,182)   21,368,653       15,260,298        5,550,182
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and on
 translation of other
 assets and liabilities
 in foreign currencies         467,315   (21,284,103)     (14,008,063)      (6,029,163)
                          ------------  ------------  ---------------  ---------------
Net increase (decrease)
 in net assets resulting
 from operations               890,753    11,107,132        5,061,513        1,267,092
                          ------------  ------------  ---------------  ---------------
Distributions:
From net investment
 income                     (2,001,230)   (8,869,154)      (2,692,547)      (3,052,090)
In excess of net
 investment income          (5,135,002)   (4,258,832)      (4,292,479)      (1,731,958)
From net realized gains             --   (19,429,947)     (13,748,528)      (5,486,586)
                          ------------  ------------  ---------------  ---------------
Decrease in net assets
 resulting from
 distributions              (7,136,232)  (32,557,933)     (20,733,554)     (10,270,634)
                          ------------  ------------  ---------------  ---------------
Capital share
 transactions, net (see
 Appendix D)               (84,224,588)  185,523,998       34,630,023       30,617,333
                          ------------  ------------  ---------------  ---------------
Total increase
 (decrease) in net
 assets                    (90,470,067)  164,073,197       18,957,982       21,613,791
Net assets
Beginning of year          382,317,398   218,244,201      241,071,898      219,458,107
                          ------------  ------------  ---------------  ---------------
End of year               $291,847,331  $382,317,398  $   260,029,880  $   241,071,898
                          ============  ============  ===============  ===============
Distributions in excess
 of net investment
 income                   $ (5,135,002) $ (4,258,832) $    (4,292,479) $    (1,731,958)

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                          TIFF Emerging Markets Fund     TIFF U.S. Equity Fund
                          ---------------------------- --------------------------
                           Year Ended     Year Ended    Year Ended    Year Ended
                            12/31/98       12/31/97      12/31/98      12/31/97
                          -------------  ------------- ------------  ------------
Increase (decrease) in
 net assets from
 operations:
Net investment income
 (loss)                   $    (382,269) $    823,121  $  2,894,615  $  2,962,614
Net realized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts and
 foreign currency-
 related transactions       (12,097,803)    4,698,981    39,463,251    36,108,866
Net change in unrealized
 appreciation
 (depreciation) on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and on
 translation of other
 assets and liabilities
 in foreign currencies      (16,652,920)   (5,120,338)  (10,953,068)   23,126,178
                          -------------  ------------  ------------  ------------
Net increase (decrease)
 in net assets resulting
 from operations            (29,132,992)      401,764    31,404,798    62,197,658
                          -------------  ------------  ------------  ------------
Distributions:
From net investment
 income                              --    (2,295,047)   (1,307,917)   (5,880,407)
In excess of net
 investment income           (1,837,831)   (2,594,353)   (1,274,609)   (1,590,691)
From net realized gains              --            --   (31,677,567)  (29,924,738)
                          -------------  ------------  ------------  ------------
Decrease in net assets
 resulting from
 distributions               (1,837,831)   (4,889,400)  (34,260,093)  (37,395,836)
                          -------------  ------------  ------------  ------------
Capital share
 transactions, net (see
 Appendix D)                  5,302,196    (1,412,129)   59,727,995    54,115,616
                          -------------  ------------  ------------  ------------
Total increase
 (decrease) in net
 assets                     (25,668,627)   (5,899,765)   56,872,700    78,917,438
Net assets
Beginning of year            83,836,036    89,735,801   255,713,951   176,796,513
                          -------------  ------------  ------------  ------------
End of year               $  58,167,409  $ 83,836,036  $312,586,651  $255,713,951
                          =============  ============  ============  ============
Distributions in excess
 of net investment
 income                   $  (5,279,347) $ (2,594,353) $ (1,274,609) $ (1,590,691)

See accompanying Notes to Financial Statements.

 Statement of Changes in Net Assets

                               TIFF Bond Fund           TIFF Short-Term Fund
                          --------------------------  -------------------------
                           Year Ended    Year Ended   Year Ended    Year Ended
                            12/31/98      12/31/97     12/31/98      12/31/97
                          ------------  ------------  -----------  ------------
Increase (decrease) in
 net assets from
 operations:
Net investment income     $ 11,076,214  $  9,879,502  $ 3,253,252  $  2,149,723
Net realized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts and
 foreign currency-
 related transactions        1,993,956     1,505,304        7,713      (131,766)
Net change in unrealized
 appreciation on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and on
 translation of other
 assets and liabilities
 in foreign currencies         450,790     2,617,325        7,419        25,667
                          ------------  ------------  -----------  ------------
Net increase in net
 assets resulting from
 operations                 13,520,960    14,002,131    3,268,384     2,043,624
                          ------------  ------------  -----------  ------------
Distributions:
From net investment
 income                    (10,988,853)   (9,789,136)  (3,219,795)   (2,153,026)
In excess of net
 investment income            (368,940)     (100,419)          --       (41,702)
From net realized gains     (1,252,461)   (1,323,191)          --            --
                          ------------  ------------  -----------  ------------
Decrease in net assets
 resulting from
 distributions             (12,610,254)  (11,212,746)  (3,219,795)   (2,194,728)
                          ------------  ------------  -----------  ------------
Capital share
 transactions, net (see
 Appendix D)                23,389,207    43,071,571   40,427,522   (28,887,861)
                          ------------  ------------  -----------  ------------
Total increase
 (decrease) in net
 assets                     24,299,913    45,860,956   40,476,111   (29,038,965)
Net assets
Beginning of year          173,352,056   127,491,100   34,431,285    63,470,250
                          ------------  ------------  -----------  ------------
End of year               $197,651,969  $173,352,056  $74,907,396  $ 34,431,285
                          ============  ============  ===========  ============
Undistributed
 (distributions in
 excess of) net
 investment income        $   (368,940) $   (100,419) $     6,137  $    (41,702)

See accompanying Notes to Financial Statements.

 TIFF Multi-Asset Fund -- Financial Highlights

                                      Year      Year      Year       Period
                                     Ended     Ended     Ended    from 3/31/95*
                                    12/31/98  12/31/97  12/31/96   to 12/31/95
                                    --------  --------  --------  -------------
For a share outstanding throughout
each period
Net asset value, beginning of
 period                             $  11.65  $  12.08  $  11.13     $ 10.00
                                    --------  --------  --------     -------
Income from investment operations:
Net investment income                   0.20      0.44      0.17        0.26
Net realized and unrealized gain
 (loss) on investments, financial
 futures and options contracts,
 short sales, forward currency
 contracts and foreign currency-
 related transactions                  (0.17)     0.21      1.45        1.14
                                    --------  --------  --------     -------
Total from investment operations        0.03      0.65      1.62        1.40
                                    --------  --------  --------     -------
Less distributions from:
Net investment income                  (0.07)    (0.30)    (0.18)      (0.24)
Amounts in excess of net
 investment income                     (0.19)    (0.15)    (0.13)         --
Net realized gains                        --     (0.63)    (0.36)      (0.03)
                                    --------  --------  --------     -------
Total distributions                    (0.26)    (1.08)    (0.67)      (0.27)
                                    --------  --------  --------     -------
Net asset value, end of period      $  11.42  $  11.65  $  12.08     $ 11.13
                                    ========  ========  ========     =======
Total return (c)                       0.22%     5.51%    14.72%      13.87%(b)
Ratios/supplemental data
Net assets, end of period (000s)    $291,847  $382,317  $218,244     $92,630
Ratio of expenses to average net
 assets                                0.65%     0.72%     1.03%       0.80%(a)
Ratio of net investment income to
 average net assets                    1.85%     3.30%     1.99%       4.00%(a)
Portfolio turnover                   196.06%   181.51%   100.66%      97.35%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF International Equity Fund -- Financial Highlights

                            Year        Year      Year      Year    Period from
                           Ended       Ended     Ended     Ended     5/31/94 *
                          12/31/98    12/31/97  12/31/96  12/31/95  to 12/31/94
                          --------    --------  --------  --------  -----------
For a share outstanding
 throughout each period
Net asset value,
 beginning of period      $  11.77    $  12.19  $  10.82  $   9.98    $ 10.00
                          --------    --------  --------  --------    -------
Income from investment
 operations:
Net investment income         0.19        0.17      0.10      0.15       0.05
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short-sales, forward
 currency contracts and
 foreign currency-
 related transactions         0.15       (0.06)     1.62      0.83       0.06
                          --------    --------  --------  --------    -------
Total from investment
 operations                   0.34        0.11      1.72      0.98       0.11
                          --------    --------  --------  --------    -------
Less distributions from:
Net investment income        (0.12)      (0.16)    (0.09)    (0.14)     (0.04)
Amounts in excess of net
 investment income           (0.20)      (0.09)       --        --      (0.01)
Net realized gains           (0.62)      (0.28)    (0.26)       --         --
Amounts in excess of net
 realized gains                 --          --        --        --      (0.08)
                          --------    --------  --------  --------    -------
Total distributions          (0.94)      (0.53)    (0.35)    (0.14)     (0.13)
                          --------    --------  --------  --------    -------
Net asset value, end of
 period                   $  11.17    $  11.77  $  12.19  $  10.82    $  9.98
                          ========    ========  ========  ========    =======
Total return (d)             3.03%(c)    0.91%    15.94%     9.85%      0.98%(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)            $260,030    $241,072  $219,458  $155,422    $89,309
Ratio of expenses to
 average net assets          0.81%(e)    1.21%     1.11%     1.05%      1.08%(a)
Ratio of expenses to
 average net assets
 before expense waivers      0.84%(e)    1.21%     1.11%     1.05%      1.27%(a)
Ratio of net investment
 income to average net
 assets                      1.47%       0.72%     0.91%     1.48%      0.95%(a)
Portfolio turnover          30.62%      25.55%    32.40%    32.91%     14.71%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
(e) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 0.76% and 0.79%, respectively.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF Emerging Markets Fund -- Financial Highlights

                            Year         Year      Year       Year     Period from
                           Ended        Ended     Ended      Ended      5/31/94 *
                          12/31/98     12/31/97  12/31/96   12/31/95   to 12/31/94
                          --------     --------  --------   --------   -----------
For a share outstanding
 throughout each period
Net asset value,
 beginning of period      $  8.09      $  8.63   $  8.45    $  9.24      $ 10.00
                          -------      -------   -------    -------      -------
Income from investment
 operations:
Net investment income
 (loss)                     (0.01)        0.33      0.01         --         0.01
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 option contracts,
 short-sales, forward
 currency contracts and
 foreign currency-
 related transactions       (2.72)       (0.36)     0.21      (0.79)       (0.71)
                          -------      -------   -------    -------      -------
Total from investment
 operations                 (2.73)       (0.03)     0.22      (0.79)       (0.70)
                          -------      -------   -------    -------      -------
Less distributions from:
Net investment income          --        (0.24)    (0.04)     (0.00)#      (0.01)
Amounts in excess of net
 investment income          (0.17)       (0.27)    (0.00)#    (0.00)#         --
Net realized gains             --           --     (0.00)#       --           --
Amounts in excess of net
 realized gains                --           --       --       (0.00)#      (0.05)
                          -------      -------   -------    -------      -------
Total distributions         (0.17)       (0.51)    (0.04)     (0.00)#      (0.06)
                          -------      -------   -------    -------      -------
Net asset value, end of
 period                   $  5.19      $  8.09   $  8.63    $  8.45      $  9.24
                          =======      =======   =======    =======      =======
Total return (d)          (33.38%)(c)   (0.40%)    2.51%     (8.39%)      (6.97%)(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)            $58,167      $83,836   $89,736    $59,486      $50,032
Ratio of expenses to
 average net assets         3.09% (e)    1.56%     1.62%      2.35%        1.83% (a)
Ratio of expenses to
 average net assets
 before expense
 waivers/reimbursements     3.14% (e)    1.56%     1.62%      2.35%        2.25% (a)
Ratio of net investment
 income (loss) to
 average net assets        (0.55%)       0.95%     0.06%     (0.15%)       0.40% (a)
Portfolio turnover         47.62%       72.23%    79.96%    104.30%       26.37% (b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
(e) Expenses include tax expense for the year ended December 31, 1998. Without the tax expense, the ratio of expenses to average net assets and the ratio of expenses to average net assets before expense waivers would have been 2.98% and 3.03%, respectively.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF U.S. Equity Fund -- Financial Highlights

                            Year      Year      Year      Year    Period from
                           Ended     Ended     Ended     Ended     5/31/94 *
                          12/31/98  12/31/97  12/31/96  12/31/95  to 12/31/94
                          --------  --------  --------  --------  -----------
For a share outstanding
 throughout each period
Net asset value,
 beginning of period      $  15.66  $  13.74  $  12.36  $  10.02    $ 10.00
                          --------  --------  --------  --------    -------
Income from investment
 operations:
Net investment income         0.17      0.50      0.20      0.20       0.15
Net realized and
 unrealized gain on
 investments, financial
 futures and options
 contracts, short sales,
 forward currency
 contracts and foreign
 currency-related
 transactions                 1.59      3.94      2.52      3.37       0.19
                          --------  --------  --------  --------    -------
Total from investment
 operations                   1.76      4.44      2.72      3.57       0.34
                          --------  --------  --------  --------    -------
Less distributions from:
Net investment income        (0.07)    (0.40)    (0.17)    (0.22)     (0.15)
Amounts in excess of net
 investment income           (0.07)    (0.11)    (0.10)       --       0.00#
Net realized gains           (1.66)    (2.01)    (1.07)    (1.01)     (0.01)
Amounts in excess of net
 realized gains                 --        --        --        --      (0.16)
                          --------  --------  --------  --------    -------
Total distributions          (1.80)    (2.52)    (1.34)    (1.23)     (0.32)
                          --------  --------  --------  --------    -------
Net asset value, end of
 period                   $  15.62  $  15.66  $  13.74  $  12.36    $ 10.02
                          ========  ========  ========  ========    =======
Total return (d)            11.85%    33.01%    21.91%    36.02%      3.49%(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)            $312,587  $255,714  $176,797  $109,901    $58,173
Ratio of expenses to
 average net assets          0.72%     0.70%     0.82%     0.93%      0.85%(a)
Ratio of expenses to
 average net assets
 before expense waivers      0.72%     0.70%     0.82%     0.93%      1.06%(a)
Ratio of net investment
 income to average net
 assets                      0.99%     1.34%     1.41%     1.67%      2.52%(a)
Portfolio turnover          98.30%   108.52%   105.18%   109.89%     44.59%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF Bond Fund -- Financial Highlights

                            Year      Year      Year       Year    Period from
                           Ended     Ended     Ended      Ended     5/31/94 *
                          12/31/98  12/31/97  12/31/96   12/31/95  to 12/31/94
                          --------  --------  --------   --------  -----------
For a share outstanding
 throughout each period
Net asset value,
 beginning of period      $  10.24  $  10.06  $  10.33   $  9.68     $ 10.00
                          --------  --------  --------   -------     -------
Income from investment
 operations:
Net investment income         0.60      0.64      0.67      0.67        0.36
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short-sales, forward
 currency contracts and
 foreign currency-
 related transactions         0.13      0.27     (0.27)     1.01       (0.32)
                          --------  --------  --------   -------     -------
Total from investment
 operations                   0.73      0.91      0.40      1.68        0.04
                          --------  --------  --------   -------     -------
Less distributions from:
Net investment income        (0.60)    (0.64)    (0.67)    (0.66)      (0.36)
Amounts in excess of net
 investment income           (0.02)    (0.01)    (0.00)#   (0.01)      (0.00)#
Net realized gains           (0.06)    (0.08)       --     (0.36)         --
                          --------  --------  --------   -------     -------
Total distributions          (0.68)    (0.73)    (0.67)    (1.03)      (0.36)
                          --------  --------  --------   -------     -------
Net asset value, end of
 period                   $  10.29  $  10.24  $  10.06   $ 10.33     $  9.68
                          ========  ========  ========   =======     =======
Total return (d)             7.31%     9.35%     3.75%    18.07%       0.46%(b)(c)
Ratios/supplemental data
Net assets, end of
 period (000s)            $197,652  $173,352  $127,491   $91,072     $79,671
Ratio of expenses to
 average net assets          0.46%     0.56%     0.58%     0.96%       0.62%(a)
Ratio of expenses to
 average net assets
 before expense waivers      0.46%     0.56%     0.58%     0.96%       0.94%(a)
Ratio of net investment
 income to average net
 assets                      5.82%     6.41%     6.64%     6.34%       6.37%(a)
Portfolio turnover         329.49%   398.16%   332.21%   406.24%     162.06%(b)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
(d) Total return includes the effects of entry/exit fees received by the Fund; however, net asset value per share at the beginning and end of each period used for calculating total return excludes such entry/exit fees.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 TIFF Short-Term Fund -- Financial Highlights

                            Year      Year      Year       Year     Period from
                           Ended     Ended     Ended      Ended      5/31/94 *
                          12/31/98  12/31/97  12/31/96   12/31/95   to 12/31/94
                          --------  --------  --------   --------   -----------
For a share outstanding
 throughout each period
Net asset value,
 beginning of period      $  9.95   $  9.99   $ 10.01    $ 10.00      $ 10.00
                          -------   -------   -------    -------      -------
Income from investment
 operations:
Net investment income        0.54      0.54      0.54       0.58         0.28
Net realized and
 unrealized gain (loss)
 on investments,
 financial futures and
 options contracts,
 short sales, forward
 currency contracts and
 foreign currency-
 related transactions        0.01     (0.02)    (0.02)      0.05         0.02
                          -------   -------   -------    -------      -------
Total from investment
 operations                  0.55      0.52      0.52       0.63         0.30
                          -------   -------   -------    -------      -------
Less distributions from:
Net investment income       (0.53)    (0.55)    (0.54)     (0.58)       (0.28)
Amounts in excess of net
 investment income             --     (0.01)    (0.00)#    (0.00)#      (0.00)#
Net realized gains             --        --        --      (0.04)       (0.01)
Amounts in excess of net
 realized gains                --        --        --      (0.00)#      (0.01)
                          -------   -------   -------    -------      -------
Total distributions         (0.53)    (0.56)    (0.54)     (0.62)       (0.30)
                          -------   -------   -------    -------      -------
Net asset value, end of
 period                   $  9.97   $  9.95   $  9.99    $ 10.01      $ 10.00
                          -------   -------   -------    -------      -------
Total return (c)            5.59%     5.30%     5.28%      6.43%        3.10%(b)
Ratios/supplemental data
Net assets, end of
 period (000s)            $74,907   $34,431   $63,470    $96,580      $34,283
Ratio of expenses to
 average net assets         0.35%     0.47%     0.36%      0.42%        0.40%(a)
Ratio of expenses to
 average net assets
 before expense waivers     0.53%     0.56%     0.47%      0.54%        1.72%(a)
Ratio of net investment
 income to average net
 assets                     5.41%     5.53%     5.35%      5.67%        4.98%(a)

-------
(a) Annualized.
(b) Not annualized.
(c) Total return would have been lower had certain expenses not been waived or reimbursed.
 # Rounds to less than $0.01.
 * Commencement of operations.

See accompanying Notes to Financial Statements.

 Notes to Financial Statements                               December 31, 1998

1.Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six active Funds: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term").

Investment Objectives

---------------------------------------------------------------------------------------------------------
  Fund                  Investment Objective
---------------------------------------------------------------------------------------------------------

                        Provide a growing stream of current income and appreciation of principal that at
  Multi-Asset           least offsets inflation.

  International Equity  Provide a growing stream of current income and appreciation of principal that at least offsets inflation by investing in common stocks of companies domiciled in at least ten different countries.

  Emerging Markets      Provide appreciation of principal that at least offsets inflation by investing in common stocks of companies domiciled in emerging market countries.

  U.S. Equity           Provide a growing stream of current income and appreciation of principal that at least offsets inflation by investing in common stocks of U.S. domiciled companies.

  Bond                  Provide: (1) a hedge against deflation; and (2) a high rate of current income, subject to restrictions designed to ensure liquidity and control exposure to interest rate and credit risk.

                        Provide a high rate of current income, subject to restrictions designed to
  Short-Term            control share price volatility.

2.Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation of Investments

Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Time deposits, repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days. Options and future contracts are valued at the last quoted bid price, except that open future sales contracts are valued using the closing settlement price or, in the absence of such price, the most recently quoted asked price. Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting the contracts.

Certain Funds invest in limited partnerships formed for the purpose of earning returns from alternative investment strategies. Investments in limited partnerships held by the Funds are presented, under procedures established by TIP's Board of Directors, at estimated values, which generally represent the respective Fund's proportionate share of the net assets of the investee partnerships as reported by them. These values are not necessarily indicative of the value the Funds would receive in a current sale. The Fund's proportionate share of the change in values of the investee partnerships is recorded as change in unrealized appreciation (depreciation) on investments in its statement of operations. Investments in other open-ended funds or trusts are valued at their closing net asset value per share on valuation date which is their redeemable value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's Board of Directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. At December 31, 1998, the aggregate amount of securities fair valued were as follows:

                 --------------------------------------------------------------------
            Fund                            Amount                    % of Net Assets
                 --------------------------------------------------------------------

            Multi-Asset                   $64,921,594                      22.25%
            International Equity           16,000,122                       6.15
            Emerging Markets               11,357,435                      19.53
            U.S. Equity                     7,893,500                       2.53
            Bond                              562,500                       0.28

 Notes to Financial Statements                               December 31, 1998

Investment Transactions and Investment Income

Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed). Interest income and expenses are recorded on an accrual basis. The Funds accrete discount or amortize premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Funds, using reasonable diligence, become aware of such dividends. The Funds use the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Income Taxes

There is no provision for Federal income or excise tax since each Fund has elected to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions and foreign currency transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year if so elected by the Fund. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction from the related income, as and when such income is earned.

Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations; expenses that are applicable to all Funds are allocated among them based on their relative average daily net assets. The costs incurred by TIP in connection with the organization and initial registration of shares are being amortized on a straight-line basis over a sixty-month period.

Dividends to Shareholders

It is the policy of all Funds to declare dividends according to the following schedule:

   --------------------------------------------------------
                           Dividends from Net Capital Gains
     Fund                  Investment Income  Distributions
   --------------------------------------------------------

     Multi-Asset             Semi-annually      Annually
     International Equity    Semi-annually      Annually
     Emerging Markets           Annually        Annually
     U.S. Equity               Quarterly        Annually
     Bond                        Daily          Annually
     Short-Term                  Daily          Annually

Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income or net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gain on investments. To the extent they exceed net investment income or net realized gains for tax purposes, they are reported as distributions of capital stock.

During the year ended December 31, 1998, the following Funds reclassified amounts arising from permanent book/tax differences:

   --------------------------------------------------------------------------
                       Undistributed (Distribution Accumlulated
                           in Excess of)  Net      Net Realized
     Fund                   Investment Income      Gain/(Loss)  Capital Stock
   --------------------------------------------------------------------------

     Multi-Asset                $(234,558)          $ 234,263      $  295
     International
      Equity                      615,227            (615,227)         --
     Emerging Markets            (464,894)            464,894          --
     U.S. Equity                    3,993                (193)     (3,800)
     Bond                          13,058             (11,021)     (2,037)
     Short-Term                    14,382             (13,871)       (511)

 Notes to Financial Statements                               December 31, 1998


Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated at the closing rate of exchange on the valuation date; and

(ii) purchases and sales of investments, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery, the Funds record a realized gain or loss on foreign currency related transactions equal to the difference between the value of the contract at the contract value and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Appendix B of the Notes to Financial Statements details each Fund's outstanding forward currency contracts at December 31, 1998.

Financial Futures Contracts

Certain Funds are engaged in trading financial futures contracts. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the amount of daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Funds' exposure to the underlying instrument or hedge other Fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin included in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

At December 31, 1998, the Funds held assets with a broker as initial margin for financial futures as follows:

                 ---------------------------
                                  Segregated
            Fund                    Assets
                 ---------------------------

            Multi-Asset           $3,990,607
            International Equity   2,958,689
            U.S. Equity            1,680,048
            Bond                     357,470
            Short-Term                39,285

 Notes to Financial Statements                               December 31, 1998


Appendix C of the Notes to Financial Statements details each Fund's open futures contracts at December 31, 1998.

Short Selling

The Funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The Fund will generally borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the Fund records the proceeds as a Deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the Fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the Fund. When a closing purchase is entered into by the Fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

The Fund, in "short selling," sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the Fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short position except at prices above those previously quoted in the market.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium originally paid. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the Fund exercises a call option, the cost of the securities acquired by exercising the call option is increased by the premium paid to buy the call option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the Fund realizes a gain in the amount of the premium received. If the Fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

If a written call option is exercised, the proceeds from the security sold are increased by the premium received. If a put option is exercised, the cost basis of the security purchased by the Fund is reduced by the premium received. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options present risk of loss in excess of related amounts shown on the Statement of Assets and Liabilities.

Each Fund may use option contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Option contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

Net Asset Value

The net asset value per share is calculated on a daily basis by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

3.Investment Advisory Agreement and Money Manager Agreements

TIP's Board of Directors has approved investment advisory agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual rates to such Fund's average daily net assets for the month:

----------------------------------------------------------------------------
                           Multi- International Emerging  U.S.        Short-
Assets                     Asset     Equity     Markets  Equity Bond   Term
----------------------------------------------------------------------------

On the first $500 million   0.20%     0.15%       0.15%   0.15% 0.10%  0.03%
On the next $500 million    0.18%     0.13%       0.13%   0.13% 0.08%  0.03%
On the next $500 million    0.15%     0.11%       0.11%   0.11% 0.06%  0.02%
On the next $500 million    0.13%     0.09%       0.09%   0.09% 0.05%  0.02%
On the next $500 million    0.11%     0.07%       0.07%   0.07% 0.04%  0.01%
On the remainder (> $2.5
 billion)                   0.09%     0.05%       0.05%   0.05% 0.03%  0.01%

 Notes to Financial Statements                               December 31, 1998


TIP's Board of Directors has approved Money Manager agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of the assets under management with a single rate or on a descending scale.

Appendix A of the Notes to Financial Statements identifies Money Managers who provide services to the Funds and the minimum, maximum and effective fee rates applicable during the year ended December 31, 1998. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

Pursuant to an Administration Agreement, Investors Capital Services, Inc. ("Investors Capital", formerly AMT Capital Services), two employees of which serve as officers of TIP, earn a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the first $300 million of the average daily net assets of TIP, 0.05% of the next $2.7 billion, 0.04% of the next $2.0 billion, and 0.03% of the average daily net assets over $5.0 billion. In addition, TIP has agreed to pay Investors Capital an incentive fee not to exceed 0.02% of average daily net assets for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund. On May 29, 1998, Investors Capital Services, Inc. became a wholly-owned subsidiary of Investors Financial Services Co., Inc. Investors Bank and Trust Company ("IBT"), which is also a wholly-owned subsidiary of Investors Financial Services Co., serves as the Funds' custodian and accounting agent and transfer agent. Fees paid for services rendered by IBT are based upon assets of the Funds and on transactions entered into by the Funds during the year. Fees for such services paid to IBT by the Funds are reflected as custodian and accounting fees and shareholder recordkeeping fees in the Statement of Operations.

During the year ended December 31, 1998, International Equity Fund received reimbursements of $70,517 from the Administrator, Emerging Markets Fund received reimbursements of $38,922 from the Administrator and the Short-Term Fund received fee waivers and reimbursements of $18,055, $76,335, $7,221 and $6,250 from the Fund's Investment Advisor, Money Manager, Administrator and Custodian, respectively.

4.Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 1998 to December 31, 1998, were as follows:

      ----------------------------------------------------------------------------------
        Fund                              Purchases                            Sales
      ----------------------------------------------------------------------------------

        Multi-Asset                      $626,387,278                       $733,760,445
        International Equity               96,217,681                         74,962,246
        Emerging Markets                   38,871,304                         31,876,674
        U.S. Equity                       261,465,789                        253,831,558
        Bond                              639,618,185                        603,489,590
        Short-Term                        147,641,320                        177,563,778

For Federal income tax purposes, the cost of securities owned at December 31, 1998 was substantially the same as for financial reporting purposes. Accordingly, the aggregate gross unrealized appreciation and depreciation and the net unrealized appreciation/(depreciation) on securities owned and securities sold short at December 31, 1998 for each Fund are as follows:

   -----------------------------------------------------------------------------------
                                                          Net Unrealized Appreciation/
     Fund           Gross Appreciation Gross Depreciation        (Depreciation)
   -----------------------------------------------------------------------------------

     Multi-Asset       $18,635,790        ($25,325,190)           ($6,689,400)
     International
      Equity            51,788,141         (41,447,852)            10,340,289
     Emerging
      Markets            3,424,030         (28,509,898)           (25,085,868)
     U.S. Equity        50,354,516         (14,696,821)            35,657,695
     Bond                4,556,171          (1,039,411)             3,516,760
     Short-Term             56,828             (71,373)               (14,545)

5.Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date.

Each Fund will engage in repurchase and reverse repurchase transactions with parties approved by the Fund's board of directors on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. The Funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

 Notes to Financial Statements                               December 31, 1998


6.Capital Share Transactions

As of December 31, 1998, each Fund has 500,000,000 shares of $0.001 par value capital stock authorized. The Funds may charge entrance or exit fees on subscriptions or redemptions, respectively. While there are no sales commissions (loads) or 12b-1 fees, the U.S. Equity Fund assesses entry and exit fees of 0.25% of capital invested or redeemed; the Multi-Asset and International Equity Funds assess entry and exit fees of 0.75%; and the Emerging Markets Fund assesses entry and exit fees of 1.00%. These fees, which are paid to the Funds directly, not to FAI or other vendors supplying services to the Funds, are designed to allocate transactions costs associated with purchases and redemptions of Fund's shares. These fees are deducted from the amount invested or redeemed; they cannot be paid separately. Entry and exit fees may be waived at FAI's discretion when the purchase or redemption will not result in significant transaction costs for the affected Fund (e.g., for transactions involving in-kind purchases and redemptions). Such fees are retained by the Funds and included in proceeds from shares sold or deducted from distributions for redemptions. Transactions in capital stock are listed in Appendix D to the Notes to Financial Statements.

7.Securities Lending

The Funds may lend portfolio securities to qualified borrowers. The terms of the lending agreements require that loans are secured at all times by cash or U.S. government securities in an amount greater than 102% of the market value of the securities loaned (105% in case of foreign securities), plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds' custodian acts as the lending agent. If cash collateral is received, the lending agent invests the amounts received in short-term securities and cash equivalents on behalf of the Fund. At December 31, 1998, the Funds with securities on loan received cash as collateral which was subsequently invested in cash equivalents. Any income earned on such investments in excess of agency fees and of a predetermined rebate to the borrowers is earned by the Funds and is recorded by the Funds as interest income.

As of December 31, 1998, the value of the securities loaned and the amount of cash collateral received with respect to such loans were as follows:

      -----------------------------------------------------------------------------
                                    Value of Loaned                    Cash
        Fund                          Securities                Collateral Received
      -----------------------------------------------------------------------------

        International Equity          $5,412,709                    $5,716,676
        Emerging Markets               1,783,009                     1,867,115

8.Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify in their records securities as segregated with a value at least equal to the amount of the purchase commitment.

Bond Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

Bond Fund enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of Investments" above. The contract is marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.Concentration of Risks

The Bond, Short-Term and Multi-Asset Funds invest in fixed income securities issued by banks and other financial companies the market values of which may change in response to interest rate changes. Although, the Bond, Short-Term and Multi-Asset Funds generally maintain diversified portfolios, the ability of the issuers of the respective Fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state or region.

 Notes to Financial Statements                               December 31, 1998


The International Equity and Emerging Markets Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. While the Funds' investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk.

10.Principal Members

The schedule below shows the number of Members each owning 10% or more of a Fund and the total percentage of the Fund held by such Members.

                 ----------------------------------------------------------------------
            Fund                                Number                   % of Fund Held
                 ----------------------------------------------------------------------

            Multi-Asset                            2                           23
            International Equity Fund              2                           42
            Emerging Markets Fund                  3                           50
            U.S. Equity Fund                       2                           23
            Bond Fund                              1                           14
            Short-Term Fund                        2                           53

11.Subsequent Event

Effective January 1, 1999, eleven member countries of the European Union ("EU") introduced the European Monetary Unit ("Euro") as legal tender in their respective countries. Accordingly, the denomination and value of government securities and certain other fixed income and equity securities of issuers in the member countries of the EU were converted from their legacy currency, at the official exchange rates, to Euro. The eleven member countries are:
Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, The Netherlands, Portugal, and Spain.

As a result of the conversion, the following assets and liabilities at December 31, 1998 were subsequently redenominated in Euro. No gains or losses were recognized as a result of the conversion.

                 ----------------------------------------------------------------------
            Fund                              Assets                        Liabilities
                 ----------------------------------------------------------------------

            Multi-Asset                     $10,546,986                         --
            International Equity             59,279,686                         --
            Emerging Markets                    285,606                         --

 Notes to Financial Statements                               December 31, 1998

                                   Appendix A

                 Money Manager Fee as Percent of Assets Managed
                      for the year ended December 31, 1998

                                                                      Effective
                                                    Minimum  Maximum  Fee Rate
TIFF Multi-Asset Fund

Bee & Associates, Inc..............................  0.15     2.00      0.19
Grantham, Mayo, Van Otterloo & Co..................  0.30     1.00      0.00(a)
Harding, Loevner Management, L.P...................  0.10     1.50      0.10
Seix Investment Advisors, Inc......................  0.10     0.80      0.10
Standard Pacific Capital LLC.......................  0.15     2.00      0.24
Wellington Management Company LLP..................  0.35*    0.45      0.45

TIFF International Equity Fund

Bee & Associates, Inc..............................  0.15     2.00      0.71
Delaware International Advisers, Ltd...............  0.30*    0.50      0.50
Harding, Loevner Management, L.P...................  0.10     1.50      0.10
Marathon Asset Management, Ltd.....................  0.15     1.60      0.15
Mercury Asset Management International, Ltd........  0.50**   0.50**    0.50**

TIFF Emerging Markets Fund

Emerging Markets Management........................  0.40     3.00      2.04(c)
Lazard Freres Asset Management.....................  0.50**   0.50**    0.50**

TIFF U.S. Equity Fund

Aronson + Partners.................................  0.10     0.80      0.10@
Martingale Asset Management, L.P...................  0.05*    0.10      0.09
Palo Alto Investors................................  0.10     2.00      0.99
Shapiro Capital Management.........................  0.50     0.95      0.50
Westport Asset Management, Inc.....................  0.15     2.00      1.26

TIFF Bond Fund

Atlantic Asset Management Partners, L.L.C..........  0.10     0.60      0.10
Seix Investment Advisors, Inc......................  0.10     0.80      0.10
Smith Breeden Associates, Inc......................  0.10     0.85      0.10

TIFF Short-Term Fund

Fischer Francis Trees & Watts, Inc.................  0.15*    0.20      0.07(b)

-------
 * Money Manager receives a fee that does not include performance component. ** Money Manager receives a straight asset-based fee regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).
@  Annualized.
(a) The Money Manager received no fees directly from the Multi-Asset Fund, as the assets managed represented investments in affiliated mutual funds.
(b) The Money Manager has agreed to voluntarily waive a portion of its Money Manager Fee.
(c) Rate includes a 1997 performance fee adjustment paid in 1998 in accordance with the Money Manager Agreement.

 Notes to Financial Statements                               December 31, 1998

                                   Appendix B

                        Open Forward Currency Contracts

                                           U.S. Dollar        Foreign Currency   Unrealized Appreciation
 Contracts         Description         Receivable (Payable) Receivable (Payable)     (Depreciation)
             Multi-Asset Fund

             Buy Contracts--Forwards
  10,448,600 French Franc 3/17/99          ($1,899,746)         $ 1,876,828              ($22,918)
             Sell Contract--Forwards
  10,448,600 French Franc 3/17/99          $ 1,840,353          ($1,876,828)             ($36,475)
                                                                                       ----------
             Net unrealized
             depreciation                                                                ($59,393)
                                                                                       ==========

             International Equity
             Fund

             Sell Contracts--
             Forwards
   1,749,349 British Pound 1/29/99           2,955,000           (2,908,459)               46,541
 553,000,000 Japanese Yen 8/5/99             4,000,000           (5,048,563)           (1,048,563)
 553,200,000 Japanese Yen 8/11/99            4,000,000           (4,963,493)             (963,493)

             Sell Contracts--Spot
       2,695 British Pound 1/5/99                4,507               (4,484)                   23
                                                                                       ----------
             Net unrealized
             depreciation                                                              (1,965,492)
                                                                                       ==========

             Emerging Markets Fund

             Sell Contracts -- Spots
     298,148 Hong Kong Dollar 1/4/99            38,479              (38,486)                   (7)
     282,626 New Mexican Peso 1/4/99            28,419              (28,592)                 (173)
                                                                                       ----------
             Net unrealized
             depreciation                                                                    (180)
                                                                                       ==========

 Notes to Financial Statements                               December 31, 1998

                                   Appendix C

                 Open Futures Contracts as of December 31, 1998

                                                                              Unrealized
 Number of                                      Cost/         Value at       Appreciation
 Contracts                                   (Proceeds)   December 31, 1998 (Depreciation)
           Multi-Asset Fund
           Long Futures Contracts
  134      March 1999 S&P 500 Index          $40,022,638     $41,724,250      $1,701,612
   37      March 1999 German Marks             2,770,375       2,783,787          13,412
   10      March 1999 DAX Index                2,858,342       3,037,064         178,722
  138      March 1999 NIKKEI Index             8,996,009       8,399,335        (596,674)
   79      March 1999 Japanese Yen             8,354,250       8,772,950         418,700
   16      March 1999 US Treasury Bonds        2,043,750       2,044,500             750
                                                                              ----------
           Total                                                              $1,716,522
                                                                              ==========
           International Equity Fund

           Long Futures Contracts
  150      March 1999 NIKKEI Index             9,778,271       9,129,712      $ (648,559)
  110      March 1999 Japanese Yen            11,632,500      12,215,500         583,000
   95      March 1999 German Marks             7,117,225       7,147,563          30,338
   25      March 1999 DAX Index                7,145,856       7,592,659         446,803
                                                                              ----------
           Total                                                              $  411,582
                                                                              ==========

           U.S. Equity Fund

           Long Futures Contracts
   97      March 1999 S&P 500 Index           30,120,850      30,203,375      $   82,525
                                                                              ==========

           Bond Fund

           Long Futures Contracts
   75      March 1999 5 Year U.S Treasury      8,493,657       8,500,456      $    6,799
           Notes
   56      March 1999 U.S. Treasury Bonds      7,183,063       7,155,751         (27,312)
    5      March 1999 Eurodollar               1,178,313       1,188,062           9,749
    5      June 1999 Eurodollar                1,177,875       1,188,625          10,750
    4      September 1999 Eurodollar             942,000         951,000           9,000
    4      December 1999 Eurodollar              940,900         947,300           6,400
    2      March 2000 Eurodollar                 470,800         475,075           4,275
                                                                              ----------
                                                                              $   19,661
                                                                              ----------

           Short Futures Contracts
  160      March 1999 10 Year U.S.           (19,250,433)    (19,065,000)     $  185,433
           Treasury Notes
                                                                              ----------
           Total                                                              $  205,094
                                                                              ==========

           Short-Term Fund

           Long Futures Contracts
    6      January 1999 Eurodollar             1,426,102       1,424,925      $   (1,177)
   37      June 1999 Eurodollar                8,786,435       8,795,825           9,390
                                                                              ----------
           Total                                                              $    8,213
                                                                              ==========


 Notes to Financial Statements                               December 31, 1998

                                   Appendix D

                           Capital Share Transactions

                             Year Ended 12/31/98        Year Ended 12/31/97
    Multi-Asset Fund         Shares        Amount       Shares       Amount
Shares Sold                  2,160,693  $ 25,393,671  16,711,363  $211,966,687
Shares Reinvested              382,928     4,486,666   2,238,996    26,221,425
Exit/Entrance Fee                   --       858,436          --     1,224,865
                           -----------  ------------  ----------  ------------
 Subtotal                    2,543,621    30,738,773  18,950,359   239,412,977
Shares Redeemed             (9,792,392) (114,963,361) (4,198,208)  (53,888,979)
                           -----------  ------------  ----------  ------------
Net Increase (Decrease)     (7,248,771) $(84,224,588) 14,752,151  $185,523,998
                           -----------  ------------  ----------  ------------

                             Year Ended 12/31/98        Year Ended 12/31/97
International Equity Fund    Shares        Amount       Shares       Amount
Shares Sold                  2,884,321  $ 35,637,540   2,546,568  $ 31,880,666
Shares Reinvested            1,758,908    19,730,254     788,565     9,438,744
Exit/Entrance Fees                  --       272,956          --       227,931
                           -----------  ------------  ----------  ------------
 Subtotal                    4,643,229    55,640,750   3,335,133    41,547,341
Shares Redeemed             (1,836,634)  (21,010,727)   (862,899)  (10,930,008)
                           -----------  ------------  ----------  ------------
Net Increase                 2,806,595  $ 34,630,023   2,472,234  $ 30,617,333
                           -----------  ------------  ----------  ------------

                             Year Ended 12/31/98        Year Ended 12/31/97
  Emerging Markets Fund      Shares        Amount       Shares       Amount
Shares Sold                    979,610  $  6,383,487   1,705,875  $ 15,529,455
Shares Reinvested              333,525     1,450,837     482,627     3,919,420
Exit/Entrance Fees                  --        75,507          --       367,820
                           -----------  ------------  ----------  ------------
 Subtotal                    1,313,135     7,909,831   2,188,502    19,816,695
Shares Redeemed               (453,357)   (2,607,635) (2,226,500)  (21,228,824)
                           -----------  ------------  ----------  ------------
Net Increase/(Decrease)        859,778  $  5,302,196     (37,998) $ (1,412,129)
                           -----------  ------------  ----------  ------------

                             Year Ended 12/31/98        Year Ended 12/31/97
    U.S. Equity Fund         Shares        Amount       Shares       Amount
Shares Sold                  4,546,946  $ 75,358,489   2,063,678  $ 32,136,175
Shares Reinvested            1,842,791    28,102,991   1,755,692    27,538,988
Exit/Entrance Fees                  --       261,668          --        86,917
                           -----------  ------------  ----------  ------------
 Subtotal                    6,389,737   103,723,148   3,819,370    59,762,080
Shares Redeemed            ( 2,705,487)  (43,995,153)   (360,988)   (5,646,464)
                           -----------  ------------  ----------  ------------
Net Increase                 3,684,250  $ 59,727,995   3,458,382  $ 54,115,616
                           -----------  ------------  ----------  ------------

                             Year Ended 12/31/98        Year Ended 12/31/97
        Bond Fund            Shares        Amount       Shares       Amount
Shares Sold                  5,003,060  $ 51,347,987   5,708,623  $ 57,808,297
Shares Reinvested              821,415     8,450,101     697,803     6,985,148
                           -----------  ------------  ----------  ------------
 Subtotal                    5,824,475    59,798,088   6,406,426    64,793,445
Shares Redeemed             (3,535,452)  (36,408,881) (2,162,530)  (21,721,874)
                           -----------  ------------  ----------  ------------
Net Increase                 2,289,023  $ 23,389,207   4,243,896  $ 43,071,571
                           -----------  ------------  ----------  ------------

                             Year Ended 12/31/98        Year Ended 12/31/97
     Short-Term Fund         Shares        Amount       Shares       Amount
Shares Sold                  8,764,788  $ 87,526,259   4,512,506  $ 44,996,755
Shares Reinvested              281,506     2,807,748     162,340     1,626,271
                           -----------  ------------  ----------  ------------
 Subtotal                    9,046,294    90,334,007   4,674,846    46,623,026
Shares Redeemed             (4,992,503)  (49,906,485) (7,569,665)  (75,510,887)
                           -----------  ------------  ----------  ------------
Net Increase/(Decrease)      4,053,791  $ 40,427,522  (2,894,819) $(28,887,861)
                           -----------  ------------  ----------  ------------

 Notes to Financial Statements                               December 31, 1998

                                   Appendix E

               Summary of Transactions with Affiliated Companies
                    During the year ended December 31, 1998

                                                                             Change in
                                                                             Unrealized
                                          Realized    Dividend  Value at   Appreciation/
Affiliate   Purchase Cost Sales Proceeds Gain/(Loss)   Income   12/31/98   (Depreciation)

Multi-
 Asset
 Grantham,
 Mayo,
 and Van
 Otterloo
 And Co.      $594,721     $33,794,354   $(5,164,316) $594,721 $10,170,559    $344,366


These transactions represent investments in pooled investment vehicles affiliated with the indicated Money Managers. No sales commissions were incurred by the Funds in connection with these transactions.

                       Report of Independent Accountants

February 24, 1999

To the Board of Directors and Shareholders of TIFF Investment Program, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TIFF Multi-Asset Fund, TIFF International Equity Fund, TIFF Emerging Markets Fund, TIFF U.S. Equity Fund, TIFF Bond Fund and TIFF Short-Term Fund (constituting the TIFF Investment Program, Inc., hereafter referred to as the "Funds"), at December 31, 1998, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York

                            TIFF Investment Program

ADVISER
Foundation Advisers, Inc.
2405 Ivy Road
Charlottesville, VA 22903
phone(804) 817-8200
fax(804) 817-8231

CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
Box 1537
Boston, MA 02205

FUND ADMINISTRATOR
Investors Capital Services, Inc.
600 Fifth Avenue, 26th Floor
New York, NY 10020

FUND DISTRIBUTOR
AMT Capital Securities, LLC
399 Park Avenue, 37th Floor
New York, NY 10022

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, DC 20005

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

MONEY MANAGERS

TIFF Multi-Asset Fund
Bee & Associates, Inc.
Canyon Capital Management, LP
Daystar Partners
Farallon Capital Management, LLC
Grantham, Mayo, Van Otterloo & Co.
Harding, Loevner Management, LP
Lone Pine Capital, LLC
Seix Investment Advisors, Inc.
Wellington Management Company LLP

TIFF International Equity Fund
Bee & Associates, Inc.
City of London
Delaware International Advisers, Ltd.
Everest Capital Frontier Ltd., LP
Harding, Loevner Management, LP
Marathon Asset Management, Ltd.
Mercury Asset Management International, Ltd.

TIFF Emerging Markets Fund
City of London Investment Management Co. Ltd.
Emerging Markets Management
Everest Capital Ltd.
Lazard Freres Asset Management

TIFF U.S. Equity Fund
Aronson + Partners Gotham Partners, LP
Martingale Asset Management, LP
Palo Alto Investors
Shapiro Capital Management
Westport Asset Management, Inc.

TIFF Bond Fund
Atlantic Asset Management Partners, Inc.
Seix Investment Advisors, Inc.
Smith Breeden Associates, Inc.

TIFF Short-Term Fund
Fischer Francis Trees & Watts, Inc.